      As filed with the U.S. Securities and Exchange Commission on July 30, 2002
                                                Securities Act File No. 33-41694
                                        Investment Company Act File No. 811-6352


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

     Registration Statement Under The Securities Act Of 1933               [x]

            Pre-Effective Amendment No.                                    [ ]

            Post-Effective Amendment No. 55                                [x]

                                     and/or

     Registration Statement Under The Investment Company Act Of 1940        [x]

                              Amendment No. 65                              [x]

                        (Check appropriate box or boxes)

                              ING SERIES FUND, INC.
                       (FORMERLY AETNA SERIES FUND, INC.)

                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

        Kimberly A. Anderson                                 With copies to:
        ING Investments, LLC                             Jeffrey S. Puretz, Esq.
     7337 E. Doubletree Ranch Road                               Dechert
       Scottsdale, AZ 85258                                1775 Eye St. N.W.
 (Name and Address of Agent for Service)                   Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b)

[ ]      on (date) pursuant to paragraph (b)

[ ]      60 days after filing pursuant to paragraph (a)(1)

[x]      on October 1, 2002 pursuant to paragraph (a)(1)

[ ]      75 days after filing pursuant to paragraph (a)(2)

[ ]       on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                              ING SERIES FUND, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

-        Cover Sheet

-        Contents of Registration Statement

-        Explanatory Note

-        Class A, B and C Prospectus

-        Class I Prospectus

-        Part C

-        Signature Page

                                EXPLANATORY NOTE

         This Post-Effective Amendment No. 55 to the Registration Statement (the "Amendment") on Form N-1A for ING Series Fund, Inc. (the "Registrant") incorporates by reference the Registrant's Class O and Brokerage Cash Reserves Prospectuses and Statements of Additional Information ("SAI") and the Class A, B, C and I SAI, each dated August 1, 2002 as filed with the U.S. Securities and Exchange Commission on July 24, 2002. This Amendment is being filed under Rule 485(a) under the Securities Act of 1933, as amended, for the purpose of incorporating certain material changes to the Class A, B, and C Prospectus and the Class I Prospectus.

       PROSPECTUS

    [GLOBE GRAPHIC]

       October 1, 2002


       Classes A, B and C
                                                 INTERNATIONAL FUND
                                                 ING International Growth Fund
                                                 DOMESTIC EQUITY GROWTH FUNDS
                                                 ING Growth Fund
                                                 ING Small Company Fund
                                                 ING Technology Fund
                                                 DOMESTIC EQUITY INDEX FUNDS
                                                 ING Index Plus LargeCap Fund
                                                 ING Index Plus MidCap Fund
                                                 ING Index Plus SmallCap Fund
                                                 DOMESTIC EQUITY VALUE FUND
                                                 ING Value Opportunity Fund
                                                 DOMESTIC EQUITY AND INCOME
                                                 FUNDS
                                                 ING Balanced Fund
                                                 ING Growth and Income Fund
                                                 FIXED INCOME FUNDS
                                                 ING Bond Fund
                                                 ING Government Fund
                                                 ING Aeltus Money Market Fund

                                                 STRATEGIC ALLOCATION FUNDS


                                                 ING Strategic Allocation Growth
                                                 Fund


                                                 ING Strategic Allocation
                                                 Balanced Fund


                                                 ING Strategic Allocation Income
                                                 Fund


       This Prospectus contains
       important information about
       investing in the ING Funds.
       You should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, is not
       insured or guaranteed by the
       Federal Deposit Insurance
       Corporation (FDIC), the
       Federal Reserve Board or any
       other government agency and is
       affected by market
       fluctuations. There is no
       guarantee that the Funds will
       achieve their objectives. As
       with all mutual funds, the
       U.S. Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                           [ING FUNDS LOGO]
                                               (formerly the Aetna Funds)

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT STRATEGY



[SCALE GRAPHIC]
         RISKS



[MONEY GRAPHIC]
         HOW THE
         FUND HAS
         PERFORMED



[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST




This Prospectus describes each Fund's objectives, investment strategy and risks.

You'll also find:

HOW THE FUND HAS PERFORMED. A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).


WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.

    INTRODUCTION TO THE ING FUNDS                            1
    FUNDS AT A GLANCE                                        2

    INTERNATIONAL FUND
    ING International Growth Fund                            4

    DOMESTIC EQUITY GROWTH FUNDS
    ING Growth Fund                                          6
    ING Small Company Fund                                   8
    ING Technology Fund                                     10

    DOMESTIC EQUITY INDEX FUNDS
    ING Index Plus LargeCap Fund                            12
    ING Index Plus MidCap Fund                              14
    ING Index Plus SmallCap Fund                            16

    DOMESTIC EQUITY VALUE FUND
    ING Value Opportunity Fund                              18

    DOMESTIC EQUITY AND INCOME FUNDS
    ING Balanced Fund                                       20
    ING Growth and Income Fund                              22

    FIXED INCOME FUNDS
    ING Bond Fund                                           24
    ING Government Fund                                     26
    ING Aeltus Money Market Fund                            28

    STRATEGIC ALLOCATION FUNDS
    ING Strategic Allocation Growth Fund                    32
    ING Strategic Allocation Balanced Fund                  33
    ING Strategic Allocation Income Fund                    34


    WHAT YOU PAY TO INVEST                                  36
    SHAREHOLDER GUIDE                                       41
    MANAGEMENT OF THE FUNDS                                 48
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      50
    MORE INFORMATION ABOUT RISKS                            51
    FINANCIAL HIGHLIGHTS                                    55
    WHERE TO GO FOR MORE INFORMATION                Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                   INTRODUCTION TO THE ING FUNDS
--------------------------------------------------------------------------------

 Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
                               [TELEPHONE GRAPHIC]
 If you have any questions about the ING Funds, please call your financial consultant or us at 1-800-992-0180.

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

INTERNATIONAL FUND

  ING's International Growth Fund seeks long-term capital growth.

  The Fund may suit you if you:

  - are investing for the long-term -- at least several years; and
  - are looking for exposure to international markets; and
  - are willing to accept higher risk in exchange for long-term growth.

DOMESTIC EQUITY GROWTH FUNDS

  ING's Domestic Equity Growth Funds seek long-term growth of capital.

  They may suit you if you:

  - are investing for the long-term -- at least several years; and
  - are willing to accept higher risk in exchange for long-term growth.

DOMESTIC EQUITY INDEX FUNDS

  ING's Domestic Equity Index Funds seek to outperform the total return performance of the predetermined indices.

  They may suit you if you:

  - are investing for the long-term -- at least several years; and
  - are willing to accept higher risk in exchange for potential long-term growth.

DOMESTIC EQUITY VALUE FUND

  ING's Value Opportunity Fund seeks growth of capital.

  The Fund may suit you if you:

  - are investing for the long-term -- at least several years; and
  - are willing to accept risk in exchange for long-term growth of capital.

DOMESTIC EQUITY AND INCOME FUNDS

  ING's Domestic Equity and Income Funds seek income and growth of capital.

  They may suit you if you:

  - want regular income and capital appreciation; and
  - are looking for growth potential, but don't feel comfortable with the level of risk associated with the Domestic Equity Growth, Domestic Equity Index or Domestic Equity Value Funds.

FIXED INCOME FUNDS

  The Bond and Government Funds may suit you if you:

  - want greater income potential than a money market fund; and
  - are willing to accept more risk than a money market fund.

  ING's Aeltus Money Market Fund may suit you if you:

  - seek high current return, consistent with the preservation of capital and liquidity.


STRATEGIC ALLOCATION FUNDS



  ING's Strategic Allocation Funds are asset allocation funds that have been designed for investors with different investment goals. They generally seek capital appreciation and/or total return.


  They may suit you if you:

  - are investing for the long-term -- at least five years.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           Introduction to the ING Funds       1

FUNDS AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the investment objective, main investments and main risks of each Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objective, strategies and risks, which begin on page 4.


                  FUND                                                   INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------------------------
INTERNATIONAL     International Growth Fund                              Long-term capital growth
FUND              Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          Growth Fund                                            Growth of capital
EQUITY GROWTH     Adviser: ING Investments, LLC
FUNDS             Sub-Adviser: Aeltus Investment Management, Inc.

                  Small Company Fund                                     Growth of capital
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  Technology Fund                                        Long-term capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: AIC Asset Management, LLC


DOMESTIC          Index Plus LargeCap Fund                               Outperform the total return
EQUITY INDEX      Adviser: ING Investments, LLC                          performance of the Standard &
FUNDS             Sub-Adviser: Aeltus Investment Management, Inc.        Poor's 500 Composite Stock
                                                                         Price Index (S&P 500 Index),
                                                                         while maintaining a market
                                                                         level of risk

                  Index Plus MidCap Fund                                 Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's MidCap 400 Index (S&P
                                                                         400 Index), while maintaining
                                                                         a market level of risk

                  Index Plus SmallCap Fund                               Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's SmallCap 600 Index (S&P
                                                                         600 Index), while maintaining
                                                                         a market level of risk


DOMESTIC          Value Opportunity Fund                                 Growth of capital
EQUITY VALUE      Adviser: ING Investments, LLC
FUND              Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          Balanced Fund                                          Maximize total return with
EQUITY AND        Adviser: ING Investments, LLC                          reasonable safety of principal
INCOME FUNDS      Sub-Adviser: Aeltus Investment Management, Inc.

                  Growth and Income Fund                                 Long-term capital growth and
                  Adviser: ING Investments, LLC                          income
                  Sub-Adviser: Aeltus Investment Management, Inc.


FIXED INCOME      Bond Fund                                              Provide as high a level of
FUNDS             Adviser: ING Investments, LLC                          total return as is consistent
                  Sub-Adviser: Aeltus Investment Management, Inc.        with reasonable risk


                  ING Government Fund                                    Provide income consistent with
                  Adviser: ING Investments, LLC                          the preservation of capital
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  Aeltus Money Market Fund                               Provide high current return
                  Adviser: ING Investments, LLC                          consistent with the
                  Sub-Adviser: Aeltus Investment Management, Inc.        preservation of capital and
                                                                         liquidity


STRATEGIC         Strategic Allocation Growth Fund                       Capital appreciation
ALLOCATION        Adviser: ING Investments, LLC
FUNDS             Sub-Adviser: Aeltus Investment Management, Inc.

                  Strategic Allocation Balanced Fund                     Provide total return (i.e.,
                  Adviser: ING Investments, LLC                          income and capital
                  Sub-Adviser: Aeltus Investment Management, Inc.        appreciation, both realized
                                                                         and unrealized)

                  Strategic Allocation Income Fund                       Provide total return
                  Adviser: ING Investments, LLC                          consistent with preservation
                  Sub-Adviser: Aeltus Investment Management, Inc.        of capital


 2      Funds at a Glance

                                                               FUNDS AT A GLANCE
--------------------------------------------------------------------------------

MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Common stocks principally traded in countries             Price volatility and other risks that accompany an
outside of the U.S.                                       investment in foreign equities. Sensitive to currency
                                                          exchange rates, international political and economic
                                                          conditions and other risks that affect foreign securities.


Equity securities of large U.S. companies.                Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities of small-sized U.S. companies.          Price volatility and other risks that accompany an
                                                          investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during period of economic uncertainty.


Equity securities of companies in the information         Price volatility and other risks that accompany an
technology sector.                                        investment in equity securities and maintaining a
                                                          non-diversified portfolio focusing on companies engaged in information technology sector.


Equity securities included in the S&P 500 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities included in the S&P 400 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities included in the S&P 600 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to be undervalued.                                        investment in equity securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to offer above-average growth potential.                  investment in equity securities.


Investment grade debt securities with a minimum           Credit, interest rate, repayment and other risks that
average portfolio quality being investment grade,         accompany an investment in fixed income securities. May be
and dollar weighted average maturity generally            sensitive to credit risk during economic downturns.
ranging between five and ten years.


Securities issued or guaranteed as to the timely          Credit, interest rate, repayment and other risks that
payment of principal and interest by the U.S.             accompany an investment in government bonds and mortgage
Government, its agencies or instrumentalities.            related investments. Generally has less credit risk than
                                                          other income funds.


High quality money market instruments.                    Credit, interest rate, repayment and other risks that
                                                          accompany an investment in U.S. dollar-denominated
                                                          short-term securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Funds at a Glance       3

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INTERNATIONAL GROWTH FUND                 Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. International Growth will not target any given level of current income.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, International Growth invests at least 65% of its total assets in securities principally traded in three or more countries outside of the U.S. These securities may include common stocks as well as securities convertible into common stock.

In managing International Growth, Aeltus looks to:

- Diversify the Fund's portfolio by investing in a mix of stocks that it believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value.

- Allocate assets among several geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for growth as well as stable exchange rates.

- Invest primarily in established foreign securities markets, although it may invest in emerging markets as well.

- Use internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies. Aeltus analyzes cash flows, earnings and dividends of each company, in an attempt to select companies with long-term sustainable growth characteristics.

  The Fund may employ currency hedging strategies to protect the portfolio from adverse effects on the U.S. dollar.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money
on an investment in the
Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in International Growth are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks of foreign investing include:

- Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts.

- Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable.

- Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

- Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries.

- Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions.

 4      ING International Growth Fund

                                                   ING INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992       1993       1994       1995       1996       1997       1998       1999       2000       2001
  ----      -------    -------    -------    -------    -------    -------    -------    -------    -------
                                     6.27%     22.27%     14.94%     17.87%     51.68%    -21.71%    -26.02

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                            4th quarter 1999: 31.72%
                           3rd quarter 2001: -21.28%
             Fund's year-to-date total return as of June 30, 2002:
                                    -11.98%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International -- Europe, Australia and Far East Index (MSCI EAFE Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %   -30.28           2.33                  5.18
Class A Return After Taxes on Distributions(2)                  %   -30.28          -1.22                  2.64
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %   -18.44           0.97                  3.42
Class B Return Before Taxes(3)                                  %   -30.13           2.71                  5.41
Class C Return Before Taxes(4)                                  %   -27.27           2.98                  5.39
MSCI EAFE Index (reflects no deduction for fees, expenses or
taxes)(5)                                                       %   -21.21           1.17                  4.76(6)

(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date January 3, 1992), and deducting the Class A front-end sales charge and the fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the fees and expenses of the Class B and Class C shares, respectively.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(6) The MSCI EAFE Index return is for the period beginning January 3, 1992 (inception date of Class I).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING International Growth Fund       5

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GROWTH FUND                               Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Growth invests at least 65% of its total assets in common stocks and securities convertible into common stock.

In managing Growth, Aeltus:

- Emphasizes stocks of larger companies, although Growth may invest in companies of any size.

- Uses internally developed quantitative computer models to evaluate the financial characteristics (for example, earnings growth consistency, earnings momentum, and price/ free cash flow ratio) of approximately 1,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates, but whose perceived value is not reflected in the stock price.

- Focuses on companies that it believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Growth are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

 6      ING Growth Fund

                                                                 ING GROWTH FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                  The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992    1993    1994    1995    1996    1997    1998    1999     2000     2001
  -----   -----   -----   -----   -----   -----   -----   -----   ------   ------
                          33.38   21.26   21.88   37.51   34.71   -12.83   -27.53

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                            4th quarter 1998: 23.26%
                           1st quarter 2001: -23.66%
             Fund's year-to-date total return as of June 30, 2002:
                                    -17.16%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 1000 Growth Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                5 YEARS               10 YEARS
                                                                  1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                 %  -31.68          6.10                  10.86
Class A Return After Taxes on Distributions(2)                 %  -31.68          3.52                   8.19
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                      %  -19.29          4.41                   8.23
Class B Return Before Taxes(3)                                 %  -31.73          6.35                  11.11
Class C Return Before Taxes(4)                                 %  -28.83          6.67                  11.11
Russell 1000 Growth Index (reflects no deduction for fees,
expenses or taxes)(5)                                          %  -20.42          8.27                  12.58(6)

(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date January 4, 1994), and deducting the Class A front-end sales charge and the fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the fees and expenses of the Class B and Class C shares, respectively.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

(6) The Russell 1000 Growth Index return is for the period beginning January 4, 1994 (inception date of Class I).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                         ING Growth Fund       7

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING SMALL COMPANY FUND                        Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Small Company invests at least 80% of its assets in common stocks and securities convertible into common stock of small-capitalization companies, defined as:

- The 2,000 smallest of the 3,000 largest U.S. companies (as measured by market capitalization).

- All companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index.

- Companies with market capitalizations lower than any companies included in the first two categories.

In managing Small Company, Aeltus:

- Invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value.

- Uses internally developed quantitative computer models to evaluate financial characteristics (for example, changes in earnings, earnings estimates and price momentum) of over 2,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price.

- Considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management.

- May invest, to a limited extent, in foreign stocks.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Small Company are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks include:

- Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies.

- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid.

- When selling a large quantity of a particular stock, the Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

- Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 8      ING Small Company Fund

                                                          ING SMALL COMPANY FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

1992     1993     1994     1995     1996     1997     1998     1999     2000    2001
----     -----    -----    -----    -----    -----    -----    -----    ----    ----
                           47.11    12.79    32.26     1.12    30.59    7.44    3.51

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                            1st quarter 2000: 28.46%
                           3rd quarter 1998: -18.27%
             Fund's year-to-date total return as of June 30, 2002:
                                     -7.44%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %   -2.44           12.86                  14.99
Class A Return After Taxes on Distributions(2)                  %   -2.48            9.64                  11.31
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %   -1.49            8.99                  10.68
Class B Return Before Taxes(3)                                  %   -2.24           13.20                  15.25
Class C Return Before Taxes(4)                                  %    1.70           13.43                  15.25
Russell 2000 Index (reflects no deduction for fees, expenses
or taxes)(5)                                                    %    2.49            7.52                   9.79(6)

(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date January 4, 1994), and deducting the Class A front-end sales charge and the fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the fees and expenses of the Class B and Class C shares, respectively.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.

(6) The Russell 2000 Index return is for the period beginning January 4, 1994 (inception date of Class I).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING Small Company Fund       9

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING TECHNOLOGY FUND                                    AIC Asset Management, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Technology invests at least 80% of its assets in common stocks and securities convertible into common stock of companies in the information technology sector.

Companies in the information technology sector include companies that AIC Asset Management, LLC (AIC) considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. The following examples illustrate the wide range of products and services provided by this sector:

- Computer hardware and software of any kind, including, for example, semiconductors, minicomputers, and peripheral equipment.

- Telecommunications products and services.

- Multimedia products and services, including, for example, goods and services used in the broadcast and media industries.

- Data processing products and services.

- Financial services companies that collect or disseminate market, economic, and financial information.

- Internet companies and other companies engaged in, or providing products or services for, e-commerce.

AIC considers a company to be principally engaged in the information technology industries if at the time of investment at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. AIC will also consider a company to be principally engaged in the information technology industries if it has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.

In selecting stocks for Technology, AIC looks at a company's valuation relative to its potential long-term growth rate. AIC may look to see whether a company offers a new or improved product, service, or business operation; whether it has experienced a positive change in its financial or business condition; whether the market for its goods or services has expanded or experienced a positive change; and whether there is a potential catalyst for positive change in the company's business or stock price. Technology may sell a security if AIC determines that the company has become overvalued due to price appreciation or has experienced a change in its business fundamentals, if the company's growth rate slows substantially, or if AIC believes that another investment offers a better opportunity.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Technology are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Because Technology's investments are concentrated in the information technology sector, Technology may be subject to more abrupt swings in value than a fund which invests in a broader range of industries.

Investments in information technology companies may be highly volatile. Changes in their prices may reflect changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of information technology investments generally.

Technology may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

 10      ING Technology Fund

                                                             ING TECHNOLOGY FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                  The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]




  1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
  -----   -----   -----   -----   -----   -----   -----   -----   ----   ------
                                                                         -24.92

(1) This figure is for the year ended December 31, 2001. The figure does not reflect sales charges and would be lower if it did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser. Formerly, Aeltus Investment Management, Inc. served as the investment adviser. Despite the change in investment adviser, AIC Asset Management, LLC has served as Sub-Adviser since the Fund commenced operations.

            Best and worst quarterly performance during this period:
                           4th quarter 2001:  39.14%
                           3rd quarter 2001: -34.86%
             Fund's year-to-date total return as of June 30, 2002:
                                    -29.01%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Goldman Sachs Technology Industry Composite Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %   -29.24           -36.91                  N/A
Class A Return After Taxes on Distributions(2)                  %   -29.24           -36.91                  N/A
Class A Return After Taxes on Distributions and Sale of Fund
 Shares(2)                                                      %   -17.81           -28.26                  N/A
Class B Return Before Taxes(3)                                  %   -29.26           -36.73                  N/A
Class C Return Before Taxes(4)                                  %   -26.12           -35.23                  N/A
Goldman Sachs Technology Industry Composite Index (reflects
no deduction
for fees, expenses or taxes)(5)                                 %   -28.69           -38.48(6)               N/A

(1) Class A, Class B and Class C shares commenced operations on March 1, 2000.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 4%, respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.

(6) The Goldman Sachs Technology Industry Composite Index return is for the period beginning March 1, 2000 (inception date of Class A, B and C).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                    ING Technology Fund       11

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INDEX PLUS LARGECAP FUND                  Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Index Plus LargeCap invests at least 80% of its assets in stocks included in the S&P 500. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation.

In managing Index Plus LargeCap, Aeltus attempts to achieve the Fund's objective by overweighting those stocks in the S&P 500 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. Stocks that Aeltus believes are likely to match the performance of the S&P 500 are generally invested in proportion to their representation in the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, Aeltus generally includes in Index Plus LargeCap between 400 and 450 of the stocks included in the S&P 500. Although the Fund will not hold all the stocks in the S&P 500, Aeltus expects that there will be a close correlation between the performance of Index Plus LargeCap and that of the S&P 500 in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, divided yield, volatility) which approximate those of the S&P 500.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Index Plus LargeCap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

 12      ING Index Plus LargeCap Fund

                                                    ING INDEX PLUS LARGECAP FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]




1992    1993     1994     1995     1996     1997     1998     1999     2000      2001
----    -----    -----    -----    -----    -----    -----    -----    -----    ------
                                                     32.12    24.28    -9.72    -14.22

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                            4th quarter 1998: 22.40%
                           3rd quarter 2001: -13.86%
             Fund's year-to-date total return as of June 30, 2002:
                                    -12.72%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %   -16.79           10.41                  10.02
Class A Return After Taxes on Distributions(2)                  %   -16.99            9.29                   8.91
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %   -10.22            7.99                   7.67
Class B Return Before Taxes(3)                                  %   -19.15           10.09                   9.83
Class C Return Before Taxes(4)                                  %   -15.35           10.63                  10.23
S&P 500 Index (reflects no deduction for fees, expenses or
taxes)(5)                                                       %   -11.88           10.70                  10.61(6)

(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on February 3, 1997, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date December 10, 1996), and deducting the Class A front-end sales charge and the fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the fees and expenses of the Class B and Class C shares, respectively.

(2) Reflects deduction of sales charge of 3.00%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(6) The S&P 500 Index return is for the period beginning December 10, 1996 (inception date of Class I).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Index Plus LargeCap Fund       13

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INDEX PLUS MIDCAP FUND                    Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Index Plus MidCap invests at least 80% of its assets in stocks included in the S&P 400. The S&P 400 is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.

In managing Index Plus MidCap, Aeltus attempts to achieve the Fund's objective by overweighting those stocks in the S&P 400 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Fund will not hold all of the stocks in the S&P 400, Aeltus expects that there will be a close correlation between the performance of Index Plus MidCap and that of the S&P 400 in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 400.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Index Plus MidCap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. In addition, stocks of medium sized companies tend to be more volatile and less liquid than stocks of larger companies.

The success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

 14      ING Index Plus MidCap Fund

                                                      ING INDEX PLUS MIDCAP FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                             [TOTAL RETURNS GRAPH]




  1992     1993     1994     1995     1996     1997     1998     1999     2000     2001
  -----    -----    -----    -----    -----    -----    -----    -----    -----    -----
                                                                 15.38    19.59    -1.86

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                            4th quarter 1999: 18.76%
                           3rd quarter 2001: -13.78%
             Fund's year-to-date total return as of June 30, 2002:
                                     -1.31%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %  -4.83            13.15                    N/A
Class A Return After Taxes on Distributions(2)                  %  -4.91            10.18                    N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %  -2.94             9.41                    N/A
Class B Return Before Taxes(3)                                  %  -7.52            12.61                    N/A
Class C Return Before Taxes(4)                                  %  -3.15            13.45                    N/A
S&P MidCap 400 Index (reflects no deduction for fees,
expenses or taxes)(5)                                           %  -0.61            12.67(6)                 N/A

(1) Class A, Class B and Class C commenced operations on February 3, 1998, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class B and Class C inception dates, the performance is calculated using the performance of Class I shares (inception date February 3, 1998), and deducting the fees and expenses of the Class B shares and Class C shares, respectively.

(2) Reflects deduction of sales charge of 3.00%.

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(6) The S&P MidCap 400 Index return is for the period beginning February 3, 1998 (inception date of Class I).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Index Plus MidCap Fund       15

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INDEX PLUS SMALLCAP FUND                  Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 (S&P 600), while maintaining a market level of risk.


INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

Index Plus SmallCap invests at least 80% of its assets in stocks included in the S&P 600. The S&P 600 is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.

In managing Index Plus SmallCap, Aeltus attempts to achieve the Fund's objective by overweighting those stocks in the S&P 600 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Fund will not hold all of the stocks in the S&P 600, Aeltus expects that there will be a close correlation between the performance of Index Plus SmallCap and that of the S&P 600 in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 600.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Index Plus SmallCap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks include:

- Stocks of smaller companies carry higher risks than stocks of larger companies because smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.

- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations.

- When selling a large quantity of a particular stock, the Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Finally, the success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

 16      ING Index Plus SmallCap Fund

                                                    ING INDEX PLUS SMALLCAP FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]




        1992     1993     1994     1995     1996     1997     1998     1999     2000     2001
        -----    -----    -----    -----    -----    -----    -----    ----     -----    -----
                                                                        9.94%    7.58%    2.97

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                            4th quarter 2001: 17.77%
                           3rd quarter 2001: -15.02%
             Fund's year-to-date total return as of June 30, 2002:
                                     0.74%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's SmallCap 600 Index (S&P 600 Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %    -0.08             4.29                  N/A
Class A Return After Taxes on Distributions(2)                  %    -0.08             4.27                  N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %    -0.05             3.46                  N/A
Class B Return Before Taxes(3)                                  %    -2.85             3.60                  N/A
Class C Return Before Taxes(4)                                  %    -1.65             4.56                  N/A
S&P SmallCap 600 Index (reflects no deduction for fees,
expenses or taxes)(5)                                           %     6.54             7.58(6)               N/A

(1) Class A, Class B and Class C commenced operations on February 3, 1998, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class B and Class C inception dates, the performance is calculated using the performance of Class I shares (inception date February 3, 1998), and deducting the fees and expenses of the Class B shares and Class C shares, respectively.

(2) Reflects deduction of sales charge of 3.00%.

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The S&P 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of approximately $900 million.

(6) The S&P 600 Index return is for the period beginning February 3, 1998 (inception date of Class I).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Index Plus SmallCap Fund       17

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VALUE OPPORTUNITY FUND                    Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Value Opportunity invests at least 65% of its total assets in common stocks and securities convertible into common stock. In managing Value Opportunity, Aeltus tends to invest in larger companies it believes are trading below their perceived value, although it may invest in companies of any size. Aeltus believes that Value Opportunity's investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems or for other reasons. In searching for investments, Aeltus evaluates financial and other characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive. Aeltus looks to sell a security when company business fundamentals deteriorate or when price objectives are reached.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Value Opportunity are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

 18      ING Value Opportunity Fund

                                                      ING VALUE OPPORTUNITY FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                             [TOTAL RETURNS GRAPH]




1992     1993     1994     1995     1996     1997     1998     1999     2000     2001
-----    -----    -----    -----    -----    -----    -----    -----    ----    ------
                                                               19.29    8.24    -10.41

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                            4th quarter 1999: 16.31%
                           3rd quarter 2001: -15.92%
             Fund's year-to-date total return as of June 30, 2002:
                                    -10.61%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %   -15.58             6.53                  N/A
Class A Return After Taxes on Distributions(2)                  %   -15.58             4.93                  N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %    -9.49             4.93                  N/A
Class B Return Before Taxes(3)                                  %   -15.46             6.71                  N/A
Class C Return Before Taxes(4)                                  %   -11.87             7.35                  N/A
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %   -11.88             5.49(6)               N/A

(1) Class A, Class B and Class C shares commenced operations on February 2, 1998, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares (inception date February 2, 1998), and deducting the fees and expenses of the Class B and Class C shares, respectively.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(6) The S&P 500 Index return is for the period beginning February 2, 1998 (inception date of Class I).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Value Opportunity Fund       19

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING BALANCED FUND                             Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to maximize total return with reasonable safety of principal by investing in a diversified portfolio of stocks, bonds and money market instruments.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Balanced allocates its assets between the following asset classes:

- equities, such as common and preferred stocks;

- debt, such as bonds, mortgage-related and other asset-backed securities;

- U.S. Government securities; and

- money market instruments.

Aeltus typically maintains approximately 60% of Balanced's total assets in equities and approximately 40% of its total assets in debt (including money market instruments), although those percentages may vary from time to time depending on Aeltus' view of the relative attractiveness of each asset class. In making asset allocation decisions, Aeltus uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market. Within each asset class, Aeltus uses quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose perceived value is not reflected in their equity or debt securities. Aeltus generally does not attempt to respond to short-term swings in the market by quickly changing the characteristics of the Fund's portfolio.

In managing the equity component of Balanced, Aeltus typically emphasizes investment in stocks of larger companies, although it may invest in stocks of smaller companies and stocks of foreign issuers.

In managing the debt component of Balanced, Aeltus looks to select investments with the opportunity to enhance the portfolio's yield and total return, focusing on performance over the long term. The Fund may invest up to 15% of its total assets in high-yield instruments. High-yield bonds are fixed income securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Services, Inc. (Moody's) or, if unrated, considered by Aeltus to be of comparable quality. Aeltus may also invest in foreign debt securities.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Balanced are those generally attributable to stock and bond investing. The success of the Fund's strategy depends on Aeltus' skill in allocating Fund assets between equities and debt and in choosing investments within those categories. Because the Fund's assets are allocated between equities and fixed income securities, Balanced may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

Risks attributable to stock investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

The Fund's fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. In either case, the price of Fund shares may fall. High-yield instruments are even more sensitive to economic and market conditions than other fixed income instruments.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 20      ING Balanced Fund

                                                               ING BALANCED FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]




  1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
  -----   -----   -----   ----    -----   -----   -----   -----   -----   ----
                          25.00   14.49   20.09   16.26   12.05   -1.34   -4.83

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                            4th quarter 1998: 12.73%
                           3rd quarter 2001:  -7.61%
             Fund's year-to-date total return as of June 30, 2002:
                                     -5.88%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index and the Lehman Brothers Aggregate Bond Index (LBAB Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %   -10.28           6.72                   8.35
Class A Return After Taxes on Distributions(2)                  %   -10.94           4.07                   6.22
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(2)                                                     %    -6.26           4.56                   6.12
Class B Return Before Taxes(3)                                  %   -10.26           6.99                   8.52
Class C Return Before Taxes(4)                                  %    -6.51           7.29                   8.52
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %   -11.88          10.70                  12.94(6)
LBAB Index (reflects no deduction for fees, expenses or
  taxes)(7)                                                     %     8.44           7.43                   7.23(8)
Composite Index (reflects no deduction for fees, expenses or
  taxes)(9)                                                     %    -3.71           9.81                  10.88(9)

(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date January 3, 1992), and deducting the Class A front-end sales charge and the fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the fees and expenses of the Class B and Class C shares, respectively.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(6) The S&P 500 Index return is for the period beginning January 3, 1992 (inception date of Class I).

(7) The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

(8) The LBAB Index return is for the period beginning January 3, 1992 (inception date of Class I).

(9) The Composite Index consists of 60% S&P 500 Index and 40% LBAB Index.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      ING Balanced Fund       21

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GROWTH AND INCOME FUND                    Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term growth of capital and income through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stock believed to offer above-average growth potential.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Growth and Income invests at least 65% of its total assets in common stocks that Aeltus believes have significant potential for capital appreciation or income growth, or both.

In managing Growth and Income, Aeltus:

- Emphasizes stocks of larger companies.

- Looks to invest the Fund's assets in stocks of small and medium-sized companies and stocks of foreign issuers, depending upon market conditions.

- Combines internally developed quantitative computer models with a qualitative overlay to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, Aeltus attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Growth and Income are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Although Aeltus emphasizes large cap stocks, to the extent the Fund is diversified across asset classes, it may not perform as well as less diversified funds when large cap stocks are in favor. Additionally, stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 22      ING Growth and Income Fund

                                                      ING GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]




  1992    1993    1994    1995    1996    1997    1998    1999     2000    2001
  -----   -----   -----   -----   -----   -----   -----   -----   ------   -----
                          30.75   26.79   30.57   14.58   17.62   -11.65   -18.81

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                           4th quarter 1998:  19.30%
                            1st quarter 2001: -16.02%
             Fund's year-to-date total return as of June 30, 2002:
                                    -12.51%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %  -23.49          3.53                   8.26
Class A Return After Taxes on Distributions(2)                  %  -23.53          0.35                   5.74
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %  -14.30          2.17                   6.16
Class B Return Before Taxes(3)                                  %  -23.48          3.75                   8.38
Class C Return Before Taxes(4)                                  %  -20.26          4.09                   8.39
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %  -11.88         10.70                  12.94(6)

(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date January 3, 1992), and deducting the Class A front-end sales charge and the fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the fees and expenses of the Class B and Class C shares, respectively.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(6) The S&P 500 Index return is for the period beginning January 3, 1992 (inception date of Class I).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Growth and Income Fund       23

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING BOND FUND                                 Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to provide as high a level of total return as is consistent with reasonable risk, primarily through investment in a diversified portfolio of investment-grade corporate bonds, and debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Bond invests at least 80% of its assets in:

- High-grade corporate bonds,

- Mortgage-related and other asset-backed securities, and

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

High-grade securities are rated at least A by S&P or Moody's, or if unrated, considered by Aeltus to be of comparable quality. The Fund may also invest up to 15% of its total assets in high-yield instruments, and up to 25% of its total assets in foreign debt securities. The Fund may invest in zero coupon securities.

In managing ING Bond Fund, Aeltus:

- Looks to construct an intermediate-term (generally consisting of securities with an average maturity of between 5-10 years), high quality portfolio by selecting investments with the opportunity to enhance the portfolio's overall total return and yield, while managing volatility.

- Uses quantitative computer models to identify issuers whose perceived value is not reflected in their security prices.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in ING Bond Fund are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates.

For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. The risks associated with high-yield bonds also apply to zero coupon securities.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 24      ING Bond Fund

                                                                   ING BOND FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                             [TOTAL RETURNS GRAPH]




  1992    1993    1994    1995    1996    1997    1998    1999    2000   2001
  -----   -----   -----   ----    -----   -----   -----   -----   ----   ----
                          16.26    2.46    7.19    8.09   -1.00   9.21   8.36

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                            2nd quarter 1995:  5.57%
                            1st  quarter 1996: -1.76%
             Fund's year-to-date total return as of June 30, 2002:
                                     2.59%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance - the Lehman Brothers Aggregate Bond Index (LBAB Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %   3.19           5.27                  5.59
Class A Return After Taxes on Distributions(2)                  %   0.44           2.96                  3.78
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(2)                                                     %   1.91           3.04                  3.61
Class B Return Before Taxes(3)                                  %   2.63           5.28                  5.63
Class C Return Before Taxes(4)                                  %   6.52           5.59                  5.62
LBAB Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %   8.44           7.43                  7.23(6)

(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date (January 3, 1992), and deducting the Class A front-end sales charge and the fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the fees and expenses of the Class B and Class C shares, respectively.

(2) Reflects deduction of sales charge of 4.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset Backed Securities Index.

(6) The LBAB Index return is for the period beginning January 3, 1992 (inception date of Class I).

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                          ING Bond Fund       25

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GOVERNMENT FUND                           Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to provide income consistent with the preservation of capital through investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, ING Government invests at least 80% of its assets in U.S. Government securities. U.S. Government securities include securities issued by the U.S. Treasury, individual government agencies and certain organizations created through federal legislation. Securities issued by the U.S. Treasury are backed by the full faith and credit of the federal government, the strongest form of credit backing in the United States Securities issued by individual agencies and organizations may be backed by the full faith and credit of the federal government as to principal or interest but are not direct obligations of the U.S. Treasury. Government securities also include certain mortgage-related securities that are sponsored by a U.S. Government agency or organization and are not direct obligations of the U.S. Government.

In managing ING Government Aeltus:

- Looks to construct an intermediate-term, high-quality portfolio by selecting investments with the potential to enhance the portfolio's overall yield and total return.

- Uses quantitative computer models to identify attractive investments within the U.S. Government securities markets. As a result, ING Government Fund may, at times, emphasize one type of U.S. Government security rather than another.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in ING Government are those generally attributable to bond investing, including increases in interest rates. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates.

In addition to being sensitive to changes in interest rates, the prices of mortgage-related securities also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

 26      ING Government Fund

                                                             ING GOVERNMENT FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                         [INVESTMENT PERFORMANCE CHART]




  1992    1993    1994    1995    1996    1997    1998    1999     2000    2001
  -----   -----   -----   ----    -----   -----   -----   -----   ------   -----
                          15.12    1.44    8.59    7.47   -0.62    10.14    6.73

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:

                      2nd quarter  1995:  4.97%
                      1st quarter  1996: -1.99%

             Fund's year-to-date total return as of June 30, 2002:
                                     3.02%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers Intermediate Government Bond Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %   1.62           5.36                  5.01
Class A Return After Taxes on Distributions(2)                  %  -0.49           3.26                  2.90
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %   1.03           3.23                  2.93
Class B Return Before Taxes(3)                                  %   0.95           5.36                  5.11
Class C Return Before Taxes(4)                                  %   4.88           5.70                  5.12
Lehman Brothers Intermediate Government Bond Index (reflects
no deduction for fees, expenses or taxes)(5)                    %   8.42           7.06                  6.46(6)

(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date January 4, 1994), and deducting the Class A front-end sales charge and the fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the fees and expenses of the Class B and Class C shares, respectively.

(2) Reflects deduction of sales charge of 4.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The Lehman Brothers Intermediate Government Bond Index an unmanaged index that includes those bonds found in the Lehman Brothers Government Bond Index that have a maturity of one to 9.99 years.

(6) The Lehman Brothers Intermediate Government Bond Index return is for the period beginning January 4, 1994 (inception date of Class I).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                    ING Government Fund       27

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING AELTUS MONEY MARKET FUND                  Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Money Market invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. Government agencies), corporate debt securities, commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by Aeltus to be of comparable quality. Aeltus seeks to maintain a dollar-weighted average portfolio maturity of 90 days or less.

--------------------------------------------------------------------------------


RISKS



[SCALE GRAPHIC]


The Fund is subject to the risks associated with investing in debt securities.



An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.



Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.



CHANGES IN INTEREST RATES -- money market funds, like the Fund, are subject to less interest rate risk than other income funds because they invest in debt securities with a remaining maturity not greater than 397 days. Still, the value of the Fund's investments may fall when interest rates rise.



CREDIT RISK -- money market funds, like the Fund, are subject to less credit risk than other income funds because they invest in short-term debt securities of the highest quality. Still, the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.



U.S. GOVERNMENT SECURITIES -- some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines due to changing interest rates. If an obligation, such as an obligation issued by the Federal National Mortgage Association, the Student Loan Marketing Association, the Federal Home Loan Bank and the Federal Home Loan Mortgage Corporation, is supported only by the credit of the agency or instrumentality issuing the obligation, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Securities directly supported by the full faith and credit of the U.S. Government have less credit risk.



RISK OF CONCENTRATION IN BANKING OBLIGATIONS -- the risks of concentrating in investments in the banking industry include credit risk, interest rate risks, and regulatory risk (the impact of state or federal legislation and regulations).



RISK OF FOREIGN INVESTING -- Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions that might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Further, adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.


 28      ING Aeltus Money Market Fund

                                                    ING AELTUS MONEY MARKET FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                       [INVESTMENT PERFORMANCE BAR CHART]




                                             1992     1993     1994     1995     1996     1997    1998    1999     2000     2001
                                             -----    -----    -----    -----    -----    ----    ----    -----    -----    -----
                                                                         5.99     5.41    5.45    5.32     4.98     6.07     3.85

(1) These figures are for the year ended December 31 of each year.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                            4th quarter 2000: 1.56%
                            4th quarter 2001: 0.56%
             Fund's year-to-date total return as of June 30, 2002:
                                     0.59%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Money Fund Report Averages(TM)/All Taxable Index.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A                                                         %    3.85           5.13                  4.86
Class B(2)                                                      %   -2.17           3.74                  3.83
Class C                                                         %    3.85           5.13                  4.86
Money Fund Report Averages(TM)/ All Taxable Index (reflects
no deduction for fees, expenses or taxes)(3)                    %    3.60           4.75                  4.36(4)

(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date (April 15, 1994), Class A performance is calculated using the performance of Class I shares (inception date January 3, 1992), and deducting the Class A front-end sales charge and the fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the fees and expenses of the Class B and Class C shares, respectively.

(2) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.

(3) The Money Fund Report Averages(TM)/All Taxable Index (formerly IBC Money Fund Average/All Taxable Index) is an average of the returns of more than 250 money market mutual funds surveyed each month by iMoneyNet, Inc.

(4) The Money Fund Report Average(TM)/All Taxable Index return is for the period beginning January 3, 1992 (inception date of Class I).

      To obtain current yield information, please contact 1-800-992-0180.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Aeltus Money Market Fund       29

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER

ING STRATEGIC ALLOCATION FUNDS                Aeltus Investment Management, Inc.

--------------------------------------------------------------------------------


ING STRATEGIC ALLOCATION GROWTH FUND



ING STRATEGIC ALLOCATION BALANCED FUND



ING STRATEGIC ALLOCATION INCOME FUND


OBJECTIVES

Strategic Allocation Growth seeks to provide capital appreciation.



Strategic Allocation Balanced seek to provide total return (i.e., income and capital appreciation, both realized and unrealized).



Strategic Allocation Income seeks to provide total return consistent with preservation of capital.


INVESTMENT STRATEGIES

Strategic Allocation Growth, Strategic Allocation Balanced and Strategic Allocation Income are asset allocation funds that have been designed for investors with different investment goals:



- Strategic Allocation Growth is managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.


- Strategic Allocation Balanced is managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.


- Strategic Allocation Income is managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and who have a low level of risk tolerance.



Under normal market conditions, Aeltus allocates the assets of each Strategic Allocation Fund, in varying degrees, among several classes of equities, fixed-income securities (including up to 15% of the total value of each Fund's assets in high-yield instruments) and money market instruments. To remain consistent with each Strategic Allocation Fund's investment objective and intended level of risk tolerance, Aeltus has instituted both a benchmark percentage allocation and a Fund level range allocation for each asset class. The benchmark percentage for each asset class assumes neutral market and economic conditions. The Fund level range allows Aeltus to vary the weightings of each asset class in each Fund to take advantage of opportunities as market and economic conditions change.



The Strategic Allocation Funds' benchmarks and ranges are described on the following page. The asset allocation limits apply at the time of purchase of a particular security.



Each Strategic Allocation Fund's asset allocation may vary from the benchmark allocation (within the permissible range) based on Aeltus' ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Aeltus may vary each Strategic Allocation Fund's asset allocation within a given asset class to the full extent of the permissible range. Among the criteria Aeltus evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements. In selecting individual portfolio securities, Aeltus considers such factors as:


- Expected dividend yields and growth rates.
- Bond yields.
- Current relative value compared to historic averages.

RISKS
You could lose money on an investment in the Funds. The Funds may be affected by the following risks, among others:


The success of each Strategic Allocation Fund's strategy depends significantly on Aeltus' skill in choosing investments and in allocating assets among the different investment classes.



In addition, each asset type has risks that are somewhat unique, as described below. The performance of each Strategic Allocation Fund will be affected by these risks to a greater or lesser extent depending on the size of the allocation. The principal risks of investing in each Strategic Allocation Fund are those generally attributable to stock and bond investing.


For stock investments, those risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

The risks associated with real estate securities include periodic declines in the value of real estate generally, and declines in the rents and other income generated by real estate caused by such factors as periodic over-building.

For bonds, generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. The value of high-yield bonds is even more sensitive to economic and market conditions than other bonds.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.


 30      ING Strategic Allocation Funds

                                                  ING STRATEGIC ALLOCATION FUNDS


--------------------------------------------------------------------------------

     ASSET CLASS
                                              STRATEGIC         STRATEGIC         STRATEGIC
                                              ALLOCATION        ALLOCATION        ALLOCATION
                                              GROWTH            BALANCED(1)       INCOME(2)         COMPARATIVE INDEX
     EQUITIES
     DOMESTIC STOCKS
     Range                                    0-100%            0-80%             0-70%             Russell 3000
     Benchmark                                70%               55%               35%
     INTERNATIONAL STOCKS
     Range                                    0-20%             0-10%             0-10%             Morgan Stanley Capital
     Benchmark                                10%               5%                0%                International Europe, Australia
                                                                                                    and Far East Index
     FIXED INCOME
     U.S. DOLLAR BONDS
     Range                                    0-40%             0-70%             0-100%            Lehman Brothers
     Benchmark                                20%               35%               55%               Aggregate Bond Index
     MONEY MARKET INSTRUMENTS
     Range                                    0-30%             0-30%             0-30%             91-Day U.S. Treasury Bill Rate
     Benchmark                                0%                5%                10%



See page 35 for a description of each composite index.


(1)Strategic Allocation Balanced will invest no more than 60% of its assets in any combination of the following asset classes: small-/ mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.



(2)Strategic Allocation Income will invest no more than 35% of its assets in any combination of the following asset classes: small-/ mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.


                                         ING Strategic Allocation Funds       31

ING STRATEGIC ALLOCATION GROWTH FUND

--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.


                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                       [INVESTMENT PERFORMANCE BAR CHART]




                                            1992     1993     1994     1995     1996     1997    1998    1999     2000      2001
                                            -----    -----    -----    -----    -----    ----    ----    -----    -----    ------
                                                                                                 4.28    14.55    -2.56    -12.31

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

(3) Effective October 1, 2002, the Fund changed its name to ING Strategic Allocation Growth Fund. Prior to that date, the name of the Fund was "ING Ascent Fund."


            Best and worst quarterly performance during this period:

                4th quarter 1999:  10.44%
                3rd quarter 2001:  -13.46%

             Fund's year-to-date total return as of June 30, 2002:
                                     -4.08%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to two broad measures of market performance -- the Russell 3000 Index and the Strategic Allocation Growth Composite. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %  -17.36      2.70                  8.01
Class A Return After Taxes on Distributions(2)                  %  -17.78      0.22                  6.14
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %  -10.58      1.26                  5.94
Class B Return Before Taxes(3)                                  %  -17.24      2.86                  8.32
Class C Return Before Taxes(4)                                  %  -13.80      3.21                  8.32
Russell 3000 Index (reflects no deduction for fees, expenses
or taxes)(5)                                                    %  -11.46      10.14                 15.25    (6)
Strategic Allocation Growth Composite (reflects no deduction
for fees, expenses or taxes)(7)                                 %  -6.50       7.96                  11.46    (8)


(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on January 20, 1997, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date January 4, 1995), and deducting the Class A front-end sales charge and the fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the fees and expenses of the Class B and Class C shares, respectively.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(6) The Russell 3000 Index return is for the period beginning January 4, 1995 (inception date of Class I).


(7) The Strategic Allocation Growth Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Fund invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Fund, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Fund and the composite were 20% in large capitalization stocks, 20% for small-/mid-cap stocks, 20% in international stocks, 20% in real estate stocks, 10% in U.S. dollar bonds, and 10% in international bonds. The composite for the period March 1, 2000 through December 31, 2001 reflects benchmark weightings of 35% in large cap stocks, 20% in small-/mid-cap stocks, 20% in international stocks, 5% in real estate stocks, 15% in U.S. dollar bonds, and 5% in international bonds. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.



(8) The Strategic Allocation Growth Composite return is for the period beginning January 4, 1995 (inception date of Class I).



 32      ING Strategic Allocation Growth Fund

                                          ING STRATEGIC ALLOCATION BALANCED FUND

--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.


                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                       [INVESTMENT PERFORMANCE BAR CHART]




                                               1992     1993     1994     1995     1996     1997    1998    1999    2000    2001
                                               -----    -----    -----    -----    -----    ----    ----    ----    ----    -----
                                                                                                    6.12    7.16    3.45    -7.71

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

(3) Effective October 1, 2002, the Fund changed its name to ING Strategic Allocation Balanced Fund. Prior to that date, the name of the Fund was "ING Crossroads Fund."


            Best and worst quarterly performance during this period:

                4th quarter 1998:  7.48%
                3rd quarter 2001:  -10.35%

             Fund's year-to-date total return as of June 30, 2002:
                                     -2.65%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to two broad measures of market performance -- the Russell 3000 Index and the Strategic Allocation Balanced Composite. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %  -13.03          2.73                   7.13
Class A Return After Taxes on Distributions(2)                  %  -13.72          0.63                   5.56
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(2)                                                     %   -7.94          1.36                   5.25
Class B Return Before Taxes(3)                                  %  -12.95          2.91                   7.45
Class C Return Before Taxes(4)                                  %   -9.29          3.26                   7.45
Russell 3000 Index (reflects no deduction for fees, expenses
or taxes)(5)                                                    %  -11.46         10.14                  15.25(6)
Strategic Allocation Balanced Composite (reflects no
deduction for fees, expenses or taxes)(7)                       %   -2.74          7.75                  10.55(8)


(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on January 20, 1997, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date January 4, 1995), and deducting the Class A front-end sales charge and the fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the fees and expenses of the Class B and Class C shares, respectively.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(6) The Russell 3000 Index return is for the period beginning January 4, 1995 (inception date of Class I).


(7) The Strategic Allocation Balanced Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Fund invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Fund, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Fund and the composite were 15% in large capitalization stocks, 15% for small-/mid-cap stocks, 15% in international stocks, 15% in real estate stocks, 25% in U.S. dollar bonds, 10% in international bonds, and 5% in money market instruments. The composite for the period March 1, 2000 through December 31, 2001 reflects benchmark weightings of 25% in large cap stocks, 15% in small-/mid-cap stocks, 15% in international stocks, 5% in real estate stocks, 30% in U.S. dollar bonds, 5% in international bonds and 5% in money market instruments. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.



(8) The Strategic Allocation Balanced Composite return is for the period beginning January 4, 1995 (inception date of Class I).


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.


                                 ING Strategic Allocation Balanced Fund       33

ING STRATEGIC ALLOCATION INCOME FUND

--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.


                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                       [INVESTMENT PERFORMANCE BAR CHART]




                                               1992     1993     1994     1995     1996     1997    1998    1999    2000    2001
                                               -----    -----    -----    -----    -----    ----    ----    ----    ----    -----
                                                                                                    6.12    7.16    3.45    -3.02

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

(3) Effective October 1, 2002, the Fund changed its name to ING Strategic Allocation Income Fund. Prior to that date, the name of the Fund was "ING Legacy Fund."


            Best and worst quarterly performance during this period:
                            4th quarter 1998:  5.82%
                            3rd quarter 2001: -5.95%
             Fund's year-to-date total return as of June 30, 2002:
                                     -1.04%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to two broad measures of market performance -- the Salomon Brothers Broad Investment-Grade Bond Index (Saly BIG Index) and the Strategic Allocation Income Composite. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %  -8.60           3.75                  7.06
Class A Return After Taxes on Distributions(2)                  %  -9.95           1.30                  5.24
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(2)                                                     %  -5.24           1.97                  5.03
Class B Return Before Taxes(3)                                  %  -8.39           3.96                  7.39
Class C Return Before Taxes(4)                                  %  -4.69           4.27                  7.36
Saly BIG Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %   8.51           7.43                  8.40(6)
Strategic Allocation Income Composite (reflects no deduction
for fees, expenses or taxes)(7)                                 %   1.00           7.41                  9.55(8)


(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on January 20, 1997, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date January 4, 1995), and deducting the Class A front-end sales charge and the fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the fees and expenses of the Class B and Class C shares, respectively.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The Saly BIG Index is a market-weighted index that contains approximately 4,700 individually priced investment-grade bonds. The index includes U.S. Treasury/agency issues, mortgage passthrough securities, and corporate issues.

(6) The Saly BIG Index return is for the period beginning January 4, 1995 (inception date of Class I).


(7) The Strategic Allocation Income Fund Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Fund invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Fund, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Fund and the composite were 10% in large capitalization stocks, 10% in small-/mid-capitalization stocks, 10% in international stocks, 10% in real estate stocks, 40% in U.S. dollar bonds, 10% in international bonds and 10% in money market instruments. The composite for the period March 1, 2000 through December 31, 2001 reflects benchmark weightings of 15% in large capitalization stocks, 10% in small-/mid-capitalization stocks, 10% in international stocks, 5% in real estate stocks, 45% in U.S. dollar bonds, 5% in international bonds and 10% in money market instruments. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.



(8) The Strategic Allocation Income Composite return is for the period beginning January 4, 1995 (inception date of Class I).



 34      ING Strategic Allocation Income Fund

                                                               BENCHMARK INDICES
--------------------------------------------------------------------------------


ASSET CLASS                                               BENCHMARK INDEX
--------------------------------------------------------------------------------------------------------------------------
Domestic Stocks                                           The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S.
                                                          equity market.


U.S. Dollar Bonds                                         The Lehman Brothers Aggregate Bond Index is a widely
                                                          recognized, unmanaged index of publicly issued fixed rate
                                                          U.S. Government, investment grade, mortgage-backed and
                                                          corporate debt securities.


Cash Equivalents                                          Three-month Treasury bills are government-backed short-term investments considered to be risk-free, and equivalent to
                                                          cash because their maturity is only three months.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Benchmark Indices       35

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY]


There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for each of the ING Funds.

FEES YOU PAY DIRECTLY

                                                         CLASS A(1)    CLASS B(1)    CLASS C(1)
-----------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF
  OFFERING PRICE)
 Domestic Equity Index Funds                                3.00          none          none
 Fixed Income Funds (except Aeltus Money Market
  Funds)                                                    4.75          none          none
 Aeltus Money Market Fund                                   none          none          none
 All other Funds                                            5.75          none          none
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR
  SALES PRICE, WHICHEVER IS LESS)
 All Funds                                                  none(2)       5.00(3)       1.00(4)

                                                  (1) The Funds do not impose
                                                      any front-end sales charge
                                                      (load) on reinvested
                                                      dividends or exchanges.

                                                  (2) A contingent deferred
                                                      sales charge (CDSC) of no
                                                      more than 1.00% may be
                                                      assessed on certain
                                                      redemptions of Class A
                                                      shares that were purchased
                                                      without an initial sales
                                                      charge. Please see page
                                                      42.

                                                  (3) Imposed upon redemption
                                                      within the first year,
                                                      declining to 1.00% on
                                                      shares redeemed in the
                                                      sixth year. No CDSC is
                                                      charged thereafter. Please
                                                      see page 42.

                                                  (4) Imposed upon redemption
                                                      within the first year. No
                                                      CDSC is charged
                                                      thereafter. Please see
                                                      page 42.
OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(AS A % OF AVERAGE NET ASSETS)


CLASS A
                                                       DISTRIBUTION
                                                           AND                           TOTAL          WAIVERS,
                                                         SERVICE                         FUND        REIMBURSEMENTS
                                         MANAGEMENT      (12b-1)          OTHER        OPERATING           AND             NET
FUND                                        FEE            FEES        EXPENSES(2)     EXPENSES       RECOUPMENT(3)      EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 International Growth              %        0.85           0.25            0.50           1.60               --            1.60
 Growth                            %        0.70           0.25            0.26           1.21               --            1.21
 Small Company                     %        0.85           0.25            0.22           1.32               --            1.32
 Technology                        %        1.05           0.25            1.30           2.60            -0.85            1.75
 Index Plus LargeCap               %        0.45           0.25            0.24           0.94               --            0.94
 Index Plus MidCap                 %        0.45           0.25            0.61           1.31            -0.31            1.00
 Index Plus SmallCap               %        0.45           0.25            1.41           2.11            -1.11            1.00
 Value Opportunity                 %        0.70           0.25            0.67           1.62            -0.27            1.35
 Balanced                          %        0.80           0.25            0.34           1.39               --            1.39
 Growth and Income                 %        0.68           0.25            0.23           1.16               --            1.16
 Bond                              %        0.50           0.25            0.34           1.09            -0.09            1.00
 ING Government                    %        0.50           0.25            0.38           1.13            -0.18            0.95
 Aeltus Money Market               %        0.40             --            0.30           0.70               --            0.70
 Strategic Allocation Growth       %        0.80           0.25            0.45           1.50            -0.25            1.25
 Strategic Allocation Balanced     %        0.80           0.25            0.37           1.42            -0.22            1.20
 Strategic Allocation Income       %        0.80           0.25            0.51           1.56            -0.41            1.15


 36      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)


CLASS B
                                                        DISTRIBUTION
                                                            AND                           TOTAL          WAIVERS,
                                                          SERVICE                         FUND        REIMBURSEMENTS
                                          MANAGEMENT      (12b-1)          OTHER        OPERATING          AND             NET
FUND                                         FEE            FEES        EXPENSES(2)     EXPENSES      RECOUPMENT(3)      EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 International Growth               %        0.85           1.00            0.50           2.35              --            2.35
 Growth                             %        0.70           1.00            0.26           1.96              --            1.96
 Small Company                      %        0.85           1.00            0.22           2.07              --            2.07
 Technology                         %        1.05           1.00            1.30           3.35           -0.85            2.50
 Index Plus LargeCap                %        0.45           1.00            0.24           1.69              --            1.69
 Index Plus MidCap                  %        0.45           1.00            0.61           2.06           -0.31            1.75
 Index Plus SmallCap                %        0.45           1.00            1.41           2.86           -1.11            1.75
 Value Opportunity                  %        0.70           1.00            0.67           2.37           -0.27            2.10
 Balanced                           %        0.80           1.00            0.34           2.14              --            2.14
 Growth and Income                  %        0.68           1.00            0.23           1.91              --            1.91
 Bond                               %        0.50           1.00            0.34           1.84           -0.09            1.75
 ING Government                     %        0.50           1.00            0.38           1.88           -0.18            1.70
 Aeltus Money Market                %        0.40           1.00            0.30           1.70              --            1.70
 Strategic Allocation Growth        %        0.80           1.00            0.45           2.25           -0.25            2.00
 Strategic Allocation Balanced      %        0.80           1.00            0.37           2.17           -0.22            1.95
 Strategic Allocation Income        %        0.80           1.00            0.51           2.31           -0.41            1.90


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       37

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)


CLASS C
                                                        DISTRIBUTION
                                                            AND                           TOTAL          WAIVERS,
                                                          SERVICE                         FUND        REIMBURSEMENTS
                                          MANAGEMENT      (12b-1)          OTHER        OPERATING          AND             NET
FUND                                         FEE            FEES        EXPENSES(2)     EXPENSES      RECOUPMENT(3)      EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 International Growth               %        0.85           1.00            0.50           2.35              --            2.35
 Growth                             %        0.70           1.00            0.26           1.96              --            1.96
 Small Company                      %        0.85           1.00            0.22           2.07              --            2.07
 Technology                         %        1.05           1.00            1.30           3.35           -0.85            2.50
 Index Plus LargeCap                %        0.45           0.75            0.24           1.44              --            1.44
 Index Plus MidCap                  %        0.45           0.75            0.61           1.81           -0.31            1.50
 Index Plus SmallCap                %        0.45           0.75            1.41           2.61           -1.11            1.50
 Value Opportunity                  %        0.70           1.00            0.67           2.37           -0.27            2.10
 Balanced                           %        0.80           1.00            0.34           2.14              --            2.14
 Growth and Income                  %        0.68           1.00            0.23           1.91              --            1.91
 Bond                               %        0.50           1.00            0.34           1.84           -0.09            1.75
 ING Government                     %        0.50           1.00            0.38           1.88           -0.18            1.70
 Aeltus Money Market                %        0.40             --            0.30           0.70              --            0.70
 Strategic Allocation Growth        %        0.80           1.00            0.45           2.25           -0.25            2.00
 Strategic Allocation Balanced      %        0.80           1.00            0.37           2.17           -0.22            1.95
 Strategic Allocation Income        %        0.80           1.00            0.51           2.31           -0.41            1.90


--------------------------------------------------------------------------------

(1) These tables show the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. These estimated expenses, unless otherwise noted, are based on each Fund's actual operating expenses for its most recently completed fiscal year.

(2) ING Funds Services, LLC receives an annual distribution fee equal to 0.08% of average daily net assets.


(3) ING Investments, LLC (ING), the Investment Adviser to each Fund, has entered into written expense limitation agreements with each Fund (except Growth, Balanced, Growth and Income and Money Market), under which it will limit expenses of the Funds, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING within three years. The amount of each Fund's expenses waived, reimbursed or recouped during the last fiscal year by the Adviser is shown under the heading "Waivers, Reimbursements and Recoupment." The expense limits will continue through May 31, 2003 except for Bond and ING Government which will continue at least through March 31, 2003 and International Growth, which will continue at least through October 31, 2003. The expense limitation agreements are contractual. Aeltus, the former investment adviser to the Funds, was contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fees and/or its administrative services fees and/or to reimburse a portion of other expenses in order to ensure that the Funds' total operating expenses did not exceed the percentage reflected under "Net Expenses." The amounts of each Fund's expenses waived or reimbursed during the last fiscal year by Aeltus is shown under "Waivers, Reimbursements and Recoupment."


 38      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]


EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the ING Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

CLASS A


FUND                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------------------------
 International Growth                                           $     728        1,051       1,396       2,366
 Growth                                                         $     691          937       1,202       1,957
 Small Company                                                  $     702          969       1,257       2,074
 Technology                                                     $     823        1,337       1,876       3,341
 Index Plus LargeCap                                            $     393          591         804       1,420
 Index Plus MidCap                                              $     429          703         997       1,832
 Index Plus SmallCap                                            $     508          941       1,400       2,668
 Value Opportunity                                              $     730        1,057       1,406       2,386
 Balanced                                                       $     708          990       1,292       2,148
 Growth and Income                                              $     686          922       1,177       1,903
 Bond                                                           $     581          805       1,047       1,741
 ING Government                                                 $     585          817       1,068       1,784
 Aeltus Money Market                                            $      72          224         390         871
 Strategic Allocation Growth                                    $     719        1,022       1,346       2,263
 Strategic Allocation Balanced                                  $     711          998       1,307       2,179
 Strategic Allocation Income                                    $     725        1,039       1,376       2,325


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       39

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

EXAMPLES

CLASS B


                                                     IF YOU SELL YOUR SHARES                  IF YOU DON'T SELL YOUR SHARES
                                             ----------------------------------------    ----------------------------------------
FUND                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
 International Growth                     $   738       1,033      1,455      2,499       238         733      1,255      2,499
 Growth                                   $   699         915      1,257      2,091       199         615      1,057      2,091
 Small Company                            $   710         949      1,314      2,208       210         649      1,114      2,208
 Technology                               $   838       1,330      1,945      3,470       338       1,030      1,745      3,470
 Index Plus LargeCap                      $   672         833      1,118      1,799       172         533        918      1,799
 Index Plus MidCap                        $   709         946      1,308      2,197       209         646      1,108      2,197
 Index Plus SmallCap                      $   789       1,186      1,708      3,008       289         886      1,508      3,008
 Value Opportunity                        $   740       1,039      1,465      2,520       240         739      1,265      2,520
 Balanced                                 $   717         970      1,349      2,282       217         670      1,149      2,282
 Growth and Income                        $   694         900      1,232      2,038       194         600      1,032      2,038
 Bond                                     $   687         879      1,195      1,962       187         579        995      1,962
 ING Government                           $   691         891      1,216      2,005       191         591      1,016      2,005
 Aeltus Money Market                      $   673         836      1,123      1,743       173         536        923      1,743
 Strategic Allocation Growth              $   728       1,003      1,405      2,396       228         703      1,205      2,396
 Strategic Allocation Balanced            $   720         979      1,364      2,313       220         679      1,164      2,313
 Strategic Allocation Income              $   734       1,021      1,435      2,458       234         721      1,235      2,458


EXAMPLES

CLASS C


                                                     IF YOU SELL YOUR SHARES                  IF YOU DON'T SELL YOUR SHARES
                                             ----------------------------------------    ----------------------------------------
FUND                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
 International Growth                     $   338         733      1,255      2,686       238         733      1,255      2,686
 Growth                                   $   299         615      1,057      2,285       199         615      1,057      2,285
 Small Company                            $   310         649      1,114      2,400       210         649      1,114      2,400
 Technology                               $   438       1,030      1,745      3,640       338       1,030      1,745      3,640
 Index Plus LargeCap                      $   247         456        787      1,724       147         456        787      1,724
 Index Plus MidCap                        $   284         569        980      2,127       184         569        980      2,127
 Index Plus SmallCap                      $   364         811      1,385      2,944       264         811      1,385      2,944
 Value Opportunity                        $   340         739      1,265      2,706       240         739      1,265      2,706
 Balanced                                 $   317         670      1,149      2,472       217         670      1,149      2,472
 Growth and Income                        $   294         600      1,032      2,233       194         600      1,032      2,233
 Bond                                     $   287         579        995      2,159       187         579        995      2,159
 ING Government                           $   291         591      1,016      2,201       191         591      1,016      2,201
 Aeltus Money Market                      $   172         224        390        871        72         224        390        871
 Strategic Allocation Growth              $   328         703      1,205      2,585       228         703      1,205      2,585
 Strategic Allocation Balanced            $   320         679      1,164      2,503       220         679      1,164      2,503
 Strategic Allocation Income              $   334         721      1,235      2,646       234         721      1,235      2,646


 40      What You Pay to Invest

CHOOSING A SHARE CLASS                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

ING PURCHASE OPTIONS(TM)

You may select from up to three separate classes of shares: Class A, Class B and Class C.

CLASS A

- Front-end sales charge, as described on the next page (except Aeltus Money Market Fund).

- Distribution and service (12b-1) fees of 0.25% (except Aeltus Money Market
  Fund).

CLASS B

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1%.

- A contingent deferred sales charge (CDSC), as described on the next page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1% (for all Funds except the Domestic Equity Index and Aeltus Money Market Funds) or 0.75% (for the Domestic Equity Index Funds).

- A 1% CDSC on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

When choosing between classes, you should carefully consider the ongoing annual expenses along with the initial sales charge or the CDSC. The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. Orders for Class B shares in excess of $250,000 will be accepted as orders for Class A shares or declined. You should discuss which Class of shares is right for you with your investment professional.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

To pay for the cost of promoting the Funds and servicing your shareholder account, each class of each Fund (except Aeltus Money Market Class A and Class
C) has adopted a Rule 12b-1 Plan, which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       41

SHAREHOLDER GUIDE                                         CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

SALES CHARGE CALCULATION

CLASS A(1)

Class A shares of the Domestic Equity Index Funds are sold subject to the following sales charge:

                             DOMESTIC EQUITY INDEX FUNDS
                            ------------------------------
                            AS A % OF THE    AS A % OF NET
YOUR INVESTMENT             OFFERING PRICE    ASSET VALUE
 Less than $50,000               3.00            3.09
 $50,000 - $99,999               2.50            2.56
 $100,000 - $249,999             2.00            2.04
 $250,000 - $499,999             1.50            1.52
 $500,000 - $999,999             1.00            1.01
 $1,000,000 and over                             See below

Class A shares of Bond and ING Government Funds are sold subject to the following sales charge:

                               BOND AND ING GOVERNMENT
                            ------------------------------
                            AS A % OF THE    AS A % OF NET
YOUR INVESTMENT             OFFERING PRICE    ASSET VALUE
 Less than $50,000               4.75            4.99
 $50,000 - $99,999               4.50            4.71
 $100,000 - $249,999             3.50            3.63
 $250,000 - $499,999             2.50            2.56
 $500,000 - $999,999             2.00            2.04
 $1,000,000 and over                             See below

Class A shares of all of the other ING Funds offered in this Prospectus (except Aeltus Money Market) are sold subject to the following sales charge:

                                   ALL OTHER FUNDS
                            ------------------------------
                            AS A % OF THE    AS A % OF NET
YOUR INVESTMENT             OFFERING PRICE    ASSET VALUE
 Less than $50,000               5.75            6.10
 $50,000 - $99,999               4.50            4.71
 $100,000 - $249,999             3.50            3.63
 $250,000 - $499,999             2.50            2.56
 $500,000 - $999,999             2.00            2.04
 $1,000,000 and over                             See below

---------------

(1) Shareholders that purchased funds prior to February 2, 1998, that were a part of the Aetna family of funds at the time of purchase, are not subject to sales charges for the life of their account.

AELTUS MONEY MARKET. There is no sales charge if you purchase Class A Shares of Aeltus Money Market Fund. However, if the Class A shares are exchanged for shares of another ING Fund, you will be charged the applicable sales load for that fund upon the exchange.

INVESTMENTS OF $1 MILLION OR MORE. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, except as described below, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                       PERIOD DURING WHICH
YOUR INVESTMENT                 CDSC      CDSC APPLIES
 $1,000,000 - $2,499,999        1.00%        2 years
 $2,500,000 - $4,999,999        0.50         1 year
 $5,000,000 and over            0.25         1 year

Class A shares of funds that were purchased in an amount of $1 million or more that were part of the Aetna family of funds (other than any of the Aetna Index Plus Funds) at the time of purchase will be subject to a CDSC if they are redeemed within two years of purchase, depending on the amount of the purchase as follows:

                                         PERIOD DURING WHICH
YOUR INVESTMENT                  CDSC       CDSC APPLIES
 $1,000,000 - $2,999,999         1.00%        1st year
                                 0.50         2nd year
 $3,000,000 - $19,999,999        0.50          2 years
 $20 million or greater          0.25          2 years

Class A shares of funds that were purchased in an amount of $1 million or more that were part of the Aetna Index Plus Funds at the time of purchase will be subject to a CDSC if they are redeemed within two years of purchase, depending on the amount of the purchase as follows:

                                         PERIOD DURING WHICH
YOUR INVESTMENT                  CDSC       CDSC APPLIES
 $1,000,000 - $2,999,999         0.50%         2 years
 $3,000,000 - $19,999,999        0.25          2 years
 $20 million or greater          0.25          2 years

Investors who exchange Class A shares that were purchased from funds that were part of the Aetna family of funds at the time of purchase, for shares of other ING Funds will be subject to the ING Funds' CDSC schedule which may mean that a higher rate will apply.

CLASS B AND CLASS C

Class B and Class C shares are offered at their net asset value per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the net asset value of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

CLASS B DEFERRED SALES CHARGE

                                                      CDSC ON SHARES
YEARS AFTER PURCHASE                                    BEING SOLD
 1st year                                                     5%
 2nd year                                                     4
 3rd year                                                     3
 4th year                                                     3
 5th year                                                     2
 6th year                                                     1
 After 6th year                                            none

CLASS C DEFERRED SALES CHARGE

                                                      CDSC ON SHARES
YEARS AFTER PURCHASE                                    BEING SOLD
 1st year                                                     1%
 After 1st year                                            none

Class C shares that were purchased through funds that were part of the Aetna family of funds at the time of purchase (except Aeltus Money Market Fund) are subject to a CDSC on redemptions made within 18 months of purchase. The CDSC imposed on redemptions is 1.00%, except for the Domestic Equity Index Funds which impose a CDSC of 0.75%. Investors who exchange such Class C shares for Class C shares of other ING Funds will remain subject to the 18 month CDSC.

 42      Shareholder Guide

CHOOSING A SHARE CLASS                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCED SALES CHARGES. You may reduce the initial sales charge on a purchase of Class A shares of the Funds by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

- LETTER OF INTENT -- lets you purchase shares over a 13 month period and pay the same sales charge as if the shares had all been purchased at once.

- RIGHTS OF ACCUMULATION -- lets you add the value of shares of any open-end ING Fund (excluding Aeltus Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.

- COMBINATION PRIVILEGE -- shares held by investors in the ING Funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.

See the Account Application or the SAI for details, or contact your financial representative or a Shareholder Services Representative for more information.

CDSC WAIVERS. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

- Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

- For Class B and Class C shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

- Mandatory distributions from a tax-deferred retirement plan or an IRA.

If you think you may be eligible for a CDSC waiver, contact your financial representative or a Shareholder Services Representative.

REINSTATEMENT PRIVILEGE. If you sell Class B or Class C shares of an ING Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or a Shareholder Services Representative. Consult the SAI for more information.

SALES CHARGE WAIVERS. Class A shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact a Shareholder Services Representative, or see the SAI.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       43

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

The minimum initial investment amounts for the Funds are as follows:

- Non-retirement accounts: $1,000

- Retirement accounts: $250

- Pre-Authorized Investment Plan: $1,000 to open; you must invest at least $100 a month.

The minimum additional investment is $100.

Make your investment using the table on the right.

The Funds and ING Funds Distributor, Inc. (Distributor) reserve the right to reject any purchase order. Please note that cash, travelers checks, third-party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) will not be accepted. The Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for IRAs).

MARKET TIMERS

A Fund may restrict or refuse purchase orders whether directly or by exchange by market timers. "Market timing" is defined as effecting frequent trades into or out of a Fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of ING Investments, LLC to invest assets in an orderly, long-term manner, which in turn, may adversely impact the performance of a Fund. RETIREMENT PLANS

The Funds have available prototype qualified retirement plans for both corporations and self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Co.
(SSB) acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.


                           Initial                 Additional
     Method              Investment                Investment
 BY CONTACTING      An investment
 YOUR INVESTMENT    professional with an
 PROFESSIONAL       authorized firm can
                    help you establish and
                    maintain your account.
 BY MAIL            Visit or consult an      Visit or consult an
                    investment               investment professional.
                    professional. Make       Fill out the Account
                    your check payable to    Additions form included
                    the ING Funds and mail   on the bottom of your
                    it, along with a         account statement along
                    completed Application.   with your check payable
                    Please indicate your     to the Fund and mail
                    investment               them to the address on
                    professional on the      the account statement.
                    New Account              Remember to write your
                    Application.             account number on the
                                             check.

 BY WIRE            Call the ING             Wire the funds in the
                    Operations Department    same manner described
                    at (800) 336-3436 to     under Initial
                    obtain an account        Investment.
                    number and indicate
                    your investment
                    professional on the
                    account.
                    Instruct your bank to
                    wire funds to the Fund
                    in the care of:
                    State Street Bank and
                    Trust Company
                    ABA #101003621
                    Kansas City, MO
                    credit to:
                    -------------
                    (the Fund)
                    A/C #751-8315; for
                    further credit to:
                    Shareholder A/C #
                    -----------------
                    (A/C # you received
                    over the telephone)
                    Shareholder Name:
                   ----------------------
                    (Your Name Here)
                    After wiring funds you
                    must complete the
                    Account Application
                    and send it to:
                    ING Funds
                    P.O. Box 219368
                    Kansas City, MO
                    64121-9368

 44      Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

You may redeem shares using the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

- Your account must have a current value of at least $10,000.

- Minimum withdrawal amount is $100.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative, see the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


                                                                           Method                         Procedures
                                                                    BY CONTACTING YOUR       You may redeem shares by contacting
                                                                    INVESTMENT               your investment professional.
                                                                    PROFESSIONAL             Investment professionals may charge
                                                                                             for their services in connection with
                                                                                             your redemption request, but neither
                                                                                             the Fund nor the Distributor imposes
                                                                                             any such charge.
                                                                    BY MAIL                  Send a written request specifying the
                                                                                             Fund name and share class, your
                                                                                             account number, the name(s) in which
                                                                                             the account is registered, and the
                                                                                             dollar value or number of shares you
                                                                                             wish to redeem to:
                                                                                             ING Funds
                                                                                             P.O. Box 219368
                                                                                             Kansas City, MO 64121-9368
                                                                                             If certificated shares have been
                                                                                             issued, the certificate must accompany
                                                                                             the written request. Corporate
                                                                                             investors and other associations must
                                                                                             have an appropriate certification on
                                                                                             file authorizing redemptions. A
                                                                                             suggested form of such certification
                                                                                             is provided on the Account
                                                                                             Application. A signature guarantee may
                                                                                             be required.
                                                                    BY TELEPHONE --          You may redeem shares by telephone on
                                                                    EXPEDITED REDEMPTION     all accounts other than retirement
                                                                                             accounts, unless you check the box on
                                                                                             the Account Application which
                                                                                             signifies that you do not wish to use
                                                                                             telephone redemptions. To redeem by
                                                                                             telephone, call a Shareholder Services
                                                                                             Representative at (800) 992-0180.
                                                                                             RECEIVING PROCEEDS BY CHECK:
                                                                                             You may have redemption proceeds (up
                                                                                             to a maximum of $100,000) mailed to an
                                                                                             address which has been on record with
                                                                                             ING Funds for at least 30 days.
                                                                                             RECEIVING PROCEEDS BY WIRE:
                                                                                             You may have redemption proceeds
                                                                                             (subject to a minimum of $5,000) wired
                                                                                             to your pre-designated bank account.
                                                                                             You will not be able to receive
                                                                                             redemption proceeds by wire unless you
                                                                                             check the box on the Account
                                                                                             Application which signifies that you
                                                                                             wish to receive redemption proceeds by
                                                                                             wire and attach a voided check. Under
                                                                                             normal circumstances, proceeds will be
                                                                                             transmitted to your bank on the
                                                                                             business day following receipt of your
                                                                                             instructions, provided redemptions may
                                                                                             be made. In the event that share
                                                                                             certificates have been issued, you may
                                                                                             not request a wire redemption by
                                                                                             telephone.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       45

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

NET ASSET VALUE

The net asset value (NAV) per share for each Fund and class is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the NAV of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.


The ING Aeltus Money Market Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board of Directors has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Fund, there can be no assurance that the Fund's NAV can be maintained at $1.00 per share.


PRICE OF SHARES

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

TELEPHONE ORDERS

The Funds and their Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange shares of a Fund for shares of the same class of any other ING Fund, except for ING Lexington Money Market Trust and ING Corporate Leaders Trust Fund, without paying any additional sales charge, except that Class A shares of Aeltus Money Market Fund for which no sales charge was paid must pay the applicable sales load on an exchange into Class A shares of another Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased.


The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a short-term trading vehicle. The Adviser or Distributor may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. You should review the prospectus of the ING Fund into which you intend to exchange your shares before exchanging your shares.


If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund, is a closed-end interval fund and does not

 46      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling
(800) 992-0180.

In addition to the Funds available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund. For a list of the other funds offered by the Distributor, please see the inside back cover of this Prospectus. Investors may obtain a copy of the prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

You will automatically have the ability to request an exchange by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

CDSC ON EXCHANGE TO ING SENIOR INCOME FUND

You are not required to pay an applicable CDSC upon an exchange from any ING Fund described in this Prospectus to the ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by that fund, the CDSC will apply from the original ING Fund from which you exchanged. The time period for application of the CDSC will be calculated based on the first date you acquired your shares in the original ING Fund.

SYSTEMATIC EXCHANGE PRIVILEGE

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund except Lexington Money Market Trust and ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

REDEMPTIONS BY CHECK

Class A shareholders of the ING Aeltus Money Market Fund may use checks to effect redemptions. The standard check writing privilege allows checks to be drawn in any amount of $100.00 or more. Checks drawn in amounts of less than $100.00, on uncollected funds or insufficient funds will be returned unpaid to the payee.

The payee of a check may cash or deposit it in the same way as an ordinary bank check. When a check is presented to the agent bank for payment, the agent bank will cause ING to redeem a sufficient number of shares to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed up until the day on which the check is presented to the agent bank for payment. Copies of previously paid checks are available upon request for a fee of $4.00 per copy.

SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

ACCOUNT ACCESS

Unless your ING shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy policy that accompanies this Prospectus.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       47

MANAGEMENT OF THE FUNDS                                 ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), an Arizona limited liability company, formerly ING Pilgrim Investments, LLC, (ING Pilgrim), serves as the investment adviser to each of the Funds. ING has overall responsibility for the management of the Funds. ING provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

As of June 30, 2002, ING managed over $34.6 billion in assets.

ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual management fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:


FUND                                              MANAGEMENT FEE
International Growth                                   0.85%
Growth                                                 0.70
Small Company                                          0.85
Technology                                             1.05
Index Plus LargeCap                                    0.45
Index Plus MidCap                                      0.45
Index Plus SmallCap                                    0.45
Value Opportunity                                      0.70
Balanced                                               0.80
Growth and Income                                      0.68
Bond                                                   0.50
ING Government                                         0.50
Aeltus Money Market                                    0.40
Strategic Allocation Growth                            0.80
Strategic Allocation Balanced                          0.80
Strategic Allocation Income                            0.80


SUB-ADVISERS

For each of the following Funds, ING has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio. The Sub-Advisers have, at least in part, been selected on the basis of their successful application of consistent, well-defined and long-term investment approach over a period of several market cycles.

AELTUS INVESTMENT MANAGEMENT, INC.

Aeltus Investment Management, Inc., (Aeltus), a Connecticut corporation, serves as sub-adviser to each Fund (other than Technology). Aeltus is responsible for managing the assets of the Funds in accordance with the Funds' investment objectives and policies, subject to oversight by ING and the Board. Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect, wholly-owned subsidiary of ING Group, and is an affiliate of ING. Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of June 30, 2002, Aeltus managed over $37.2 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3607.

Prior to March 31, 2002, Aeltus served as investment adviser to all the Funds. There was no change in advisory fees paid by the Funds in connection with the change in investment adviser.

SMALL COMPANY FUND

Small Company is managed by a team of Aeltus equity investment specialists led by Carolie Burroughs, Portfolio Manager, Aeltus. Ms. Burroughs has been managing Small Company since March 2002. Ms. Burroughs has been managing small-cap portfolios for Aeltus' institutional clients since 1998. Ms. Burroughs has also served as a small-cap securities specialist for other Aeltus advised funds since 1998. Prior to joining Aeltus, she gained investment experience with Loomis Sayles and Colonial Management Associates.

VALUE OPPORTUNITY FUND

Value Opportunity is managed by a team of Aeltus equity investment specialists led by John McKenna, Portfolio Manager, Aeltus. Mr. McKenna has been managing Value Opportunity since March 2001 and has over seven years experience as an equity analyst. Mr. McKenna is also responsible for providing fundamental research and analysis for Aeltus' large-cap value equity portfolios.

INTERNATIONAL GROWTH FUND

International Growth is managed by a team of Aeltus equity investment specialists led by Vince Fioramonti, Portfolio Manager, Aeltus. Mr. Fioramonti has been managing International Growth since December 1995. Mr. Fioramonti also manages international stocks and non-U.S. dollar government bonds for other Aeltus advised funds since 1994.

GROWTH FUND

Growth is managed by a team of Aeltus equity investment specialists led by Kenneth Bragdon, Portfolio Manager, Aeltus. Mr. Bragdon has been managing Growth since May 1998 and previously co-managed the Fund. Mr. Bragdon has 29 years of experience in the investment business, including more than 20 years with Aeltus.


INDEX PLUS LARGECAP, INDEX PLUS MIDCAP AND INDEX PLUS SMALLCAP FUNDS


Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap are managed by Hugh T.M. Whelan and Douglas Cote.

Mr. Whelan, Portfolio Manager, Aeltus, has served as co-manager of Index Plus LargeCap since March 2001 and as co-manager of Index Plus MidCap and Index Plus SmallCap since April 2000. Mr. Whelan has also been serving as a

 48      Management of the Funds

SUB-ADVISER                                              MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

quantitative equity analyst since 1999. Mr. Whelan has been with Aeltus since 1989 and previously served as a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities.

Mr. Cote, Portfolio Manager, Aeltus, has served as co-manager of Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap since March 2001. Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.

BALANCED FUND


Balanced is managed by a team of investment professionals led by Neil Kochen and Jim Kauffman.


Mr. Kochen, Executive Vice President, Chief Investment Officer, Aeltus, has been co-managing Balanced since January 2000 and heads a team of equity investment specialists. Mr. Kochen has been with Aeltus since 1995 and previously served as head of fixed income quantitative research and head of investment strategy and policy.


James B. Kauffman has primary responsibility for managing the Bond Fund and ING Government Fund. Mr. Kauffman joined ING Group in 1996 and has over 14 years of investment experience. Prior to joining ING Group, he spent four years at Alfa Investments Inc., where he was the senior fixed income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.


GROWTH AND INCOME FUND

Growth and Income is managed by a team of investment professionals, each of whom specializes in a particular asset class, led by Donald E. Townswick, Portfolio Manager, Aeltus. Mr. Townswick has been managing Growth and Income since March 2001. Mr. Townswick also co-manages small- and mid-cap portfolios and serves as a small- and mid-cap securities specialist for other Aeltus advised funds since 1994.

BOND AND ING GOVERNMENT FUNDS


James B. Kauffman has primary responsibility for managing the Bond Fund and ING Government Fund. Mr. Kauffman joined ING Group in 1996 and has over 14 years of investment experience. Prior to joining ING Group, he spent four years at Alfa Investments Inc., where he was the senior fixed income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.


AELTUS MONEY MARKET FUND


Aeltus Money Market is managed by a team of Aeltus fixed-income specialists led by Jennifer J. Thompson. Ms. Thompson has primary responsibility for managing the Money Market Fund. Ms. Thompson joined ING Group in 1998 and has over ten years of investment experience. Prior to joining ING Group, she spent one year working for Trusco Capital Management as a Fixed Income Portfolio Management. Prior to joining Trusco, Ms. Thompson spent five years at Fidelity Management & Research Company, where she worked as a Senior Investment Analyst in the Money Market Group. She is a Chartered Financial Analyst.



STRATEGIC ALLOCATION FUNDS



STRATEGIC ALLOCATION GROWTH, STRATEGIC ALLOCATION BALANCED AND STRATEGIC ALLOCATION INCOME



The ING Strategic Allocation Funds are managed by Mary Ann Fernandez. Ms. Fernandez joined Aeltus in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist of the ING Principal Protection and GET Funds. Ms. Fernandez is also involved in the management and marketing of certain equity strategies managed by Aeltus. Previously, Ms. Fernandez was employed as Managing Director in the Real Estate Investment Group of Aetna Inc.


TECHNOLOGY FUND

AIC ASSET MANAGEMENT, LLC

AIC Asset Management, LLC, (AIC) 100 Pine St., Suite 420, San Francisco, California 94117, a Delaware limited liability company, serves as Sub-Adviser to Technology. Subject to the supervision of the Board and ING, AIC manages Technology's assets in accordance with Technology's investment objective, policies, and limitations. AIC makes investment decisions for Technology as to those assets and places orders to purchase and sell securities and other investments for Technology. As of June 30, 2002, AIC had approximately $47 million in assets under management.

Ronald E. Elijah, managing member of AIC, has been co-managing Technology since its inception. Prior to founding AIC (formerly Elijah Asset Management, LLC) in March 1999, Mr. Elijah was a portfolio manager with Robertson Stephens Investment Management. Roderick R. Berry, a member of AIC, has served as co-portfolio manager of Technology since its inception. Prior to joining AIC in March 1999, Mr. Berry was a member of the Robertson Stephens Investment Management research team.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       49

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends, if any, as follows:


ANNUALLY                  SEMI-ANNUALLY      MONTHLY
--------                  -------------      -------
International Growth      Balanced           Bond
Growth                    Growth and Income  ING Government
Small Company Growth                         Aeltus Money
Technology                                   Market(1)
Index Plus LargeCap
Index Plus MidCap
Index Plus SmallCap
Value Opportunity
Strategic Allocation
Growth
Strategic Allocation
Balanced
Strategic Allocation
Income


(1) Dividends are declared daily and paid monthly.

Each Fund distributes capital gains, if any, annually.

DIVIDEND REINVESTMENT

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Classes A, B or C shares of a Fund invested in another ING Fund which offers the same class shares.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gain. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.


 50      Dividends, Distributions and Taxes

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Investment Adviser or Sub-Adviser can decide whether to use them or not. The Funds named below invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Investment Adviser or Sub-Adviser of a Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

FUTURES CONTRACTS AND OPTIONS (ALL FUNDS EXCEPT AELTUS MONEY MARKET). The Funds may use future contracts and options to hedge against price fluctuations or increase exposure to a particular asset class. To a limited extent, the Funds also may use these instruments for speculation (investing for potential income or capital gain).

- Futures contracts are agreements that obligate the buyer to buy and the seller to sell a certain quantity of securities at a specific price on a specific date.

- Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities or futures contracts during a specified period or on a specified date.

The main risk of investing in futures contracts and options is that these instruments can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the instrument. In addition, while a hedging strategy can guard against potential risks for the Fund as a whole, it adds to the Fund's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract or option intended as a hedge may not perform as expected.


SWAPS (BOND, BALANCED, STRATEGIC ALLOCATION GROWTH, STRATEGIC ALLOCATION BALANCED AND STRATEGIC ALLOCATION INCOME). The Funds may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices.


Swap agreements can take many different forms and are known by a variety of names. Those Funds eligible to enter into swaps are not limited to any particular form or variety of swap agreement if Aeltus determines it is consistent with that Fund's investment objective and policies.

The most significant factor in the performance of swaps is the change in the underlying price, rate or index level that determines the amount of payments to be made under the arrangement. If Aeltus incorrectly forecasts such change, a Fund's performance would be less than if the Fund had not entered into the swap. In addition, if the counter party's creditworthiness declines, the value of the swap agreement also would be likely to decline, potentially resulting in losses.

If the counterparty to a swap defaults, a Fund's loss will consist of the net amount of contractual payments that a Fund has not yet received. Aeltus will monitor the creditworthiness of counterparties to a Fund's swap transactions on an ongoing basis.

INABILITY TO SELL SECURITIES (ALL FUNDS). Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

U.S. GOVERNMENT SECURITIES (ALL FUNDS). Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. The price of a U.S. Government security may decline due to changing interest rates.

CONVERTIBLE SECURITIES (ALL FUNDS EXCEPT AELTUS MONEY MARKET). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

CORPORATE DEBT SECURITIES (ALL FUNDS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       51

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Funds' debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

OTHER INVESTMENT COMPANIES (ALL FUNDS). Each Fund, except as limited in the SAI, may invest up to 10% of its assets in other investment companies. When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES (ALL FUNDS EXCEPT BOND AND AELTUS MONEY MARKET). The Funds may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.


MORTGAGE-RELATED SECURITIES (BALANCED, GROWTH AND INCOME, BOND, AELTUS MONEY MARKET, STRATEGIC ALLOCATION GROWTH, STRATEGIC ALLOCATION BALANCED AND STRATEGIC ALLOCATION INCOME). Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.



DERIVATIVES (ALL FUNDS EXCEPT AELTUS MONEY MARKET). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.


HIGH YIELD SECURITIES (ALL FUNDS EXCEPT INTERNATIONAL GROWTH, TECHNOLOGY AND AELTUS MONEY MARKET). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

INVESTMENTS IN FOREIGN SECURITIES (ALL FUNDS). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers;


 52      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

EMERGING MARKETS INVESTMENTS (ALL FUNDS EXCEPT AELTUS MONEY MARKET). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

TEMPORARY DEFENSIVE STRATEGIES (ALL FUNDS EXCEPT INDEX PLUS LARGECAP, INDEX PLUS MIDCAP AND INDEX PLUS SMALLCAP). When the Adviser or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.

PORTFOLIO TURNOVER (ALL FUNDS). Each Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

CONCENTRATION (TECHNOLOGY). The Fund concentrates (for purposes of the Investment Company Act of 1940) its assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.


MANAGEMENT RISK (ALL FUNDS). Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.


OTHER RISKS

REPURCHASE AGREEMENTS (ALL FUNDS). Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

LENDING PORTFOLIO SECURITIES (ALL FUNDS). In order to generate additional income, each Fund may lend portfolio securities in an amount up to 30% to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.


BORROWING (ALL FUNDS). Each Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS (ALL FUNDS). A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       53

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES (ALL FUNDS). Certain Funds may make short sales. A short sale is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

PERCENTAGE AND RATING LIMITATIONS (ALL FUNDS). Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.

INTERESTS IN LOANS (ALL FUNDS). Certain Funds may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.

RESTRICTED AND ILLIQUID SECURITIES (ALL FUNDS). Each Fund may invest in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.


 54      More Information About Risks

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent auditors, along with the Funds' financial statements, is included in the Fund's annual report, which is available upon request.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                   Financial Highlights       55

FINANCIAL HIGHLIGHTS                               ING INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors. The information provided for the six month period ended April 30, 2002 is unaudited.

                                                                        CLASS A                                   CLASS B
                                           ------------------------------------------------------------------   -----------

                                           SIX MONTHS                                                           SIX MONTHS
                                              ENDED                                                                ENDED
                                            APRIL 30,                   YEAR ENDED OCTOBER 31,                   APRIL 30,
                                              2002       ----------------------------------------------------      2002
                                           (UNAUDITED)     2001       2000       1999       1998       1997     (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                               $        7.27        13.50      13.74      11.83      13.57      11.77        7.22
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                $       -0.03        -0.04      -0.06      -0.02(+)   -0.02(+)   -0.07(+)    -0.05
 Net realized and change in
 unrealized gain or loss on
 investments                          $       -0.08        -4.15       1.39       3.08       1.05       2.88       -0.09
 Total income from investment
 operations                           $       -0.11        -4.19       1.33       3.06       1.03       2.81       -0.14
LESS DISTRIBUTIONS:
 From net investment income           $          --           --         --      -0.55      -0.31      -0.12          --
 From net realized gains on
 investments                          $          --        -2.04      -1.57      -0.60      -2.46      -0.89          --
 Total distributions                  $          --        -2.04      -1.57      -1.15      -2.77      -1.01          --
 Net asset value, end of period       $        7.16         7.27      13.50      13.74      11.83      13.57        7.08
 TOTAL RETURN                         %       -1.51       -35.60       8.80      27.76       9.76      25.07       -1.94
 Net assets, end of period (000's)    $      52,999       52,392     83,245     35,098     15,078     19,063       1,032
 Ratio of expenses after
 reimbursement and waiver to
 average net assets                   %        1.60(1)      1.60       1.49       1.60       1.82       2.47        2.35(1)
 Ratio of net investment loss
 after reimbursement and waiver to
 average net assets                   %       -0.71(1)     -0.39      -0.55      -0.16      -0.19      -0.57       -1.46(1)
 Ratio of expenses before
 reimbursement and waiver to
 average net assets                   %        1.70(1)        --       1.49       1.78       2.01         --        2.46(1)
 Portfolio turnover rate              %      146.08       221.92     181.87     175.71     152.73     194.41      146.08

                                                   CLASS B
                                    --------------------------------------
                                                            PERIOD FROM
                                                           MARCH 1, 1999
                                        YEAR ENDED        (DATE OF INITIAL
                                        OCTOBER 31,       PUBLIC OFFERING)
                                    -------------------    TO OCTOBER 31,
                                      2001       2000           1999
----------------------------------  --------------------------------------
Net asset value, beginning of
 period                               13.42      13.69          11.70
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                -0.10      -0.05          -0.08+
 Net realized and change in
 unrealized gain or loss on
 investments                          -4.13       1.29           2.07
 Total income from investment
 operations                           -4.23       1.24           1.99
LESS DISTRIBUTIONS:
 From net investment income              --         --             --
 From net realized gains on
 investments                          -1.45      -1.51             --
 Total distributions                  -1.97      -1.51             --
 Net asset value, end of period        7.22      13.42          13.69
 TOTAL RETURN                        -36.10       8.15          17.01
 Net assets, end of period (000's)    1,069      1,617            225
 Ratio of expenses after
 reimbursement and waiver to
 average net assets                    2.35       2.24           2.35(1)
 Ratio of net investment loss
 after reimbursement and waiver to
 average net assets                   -1.14      -1.30          -0.91
 Ratio of expenses before
 reimbursement and waiver to
 average net assets                      --       2.24           2.53(1)
 Portfolio turnover rate             221.92     181.87         175.71

                                                                                          CLASS C
                                                          -----------------------------------------------------------------------
                                                                                                                   PERIOD FROM
                                                          SIX MONTHS                                              JUNE 30, 1998
                                                             ENDED                                               (DATE OF INITIAL
                                                           APRIL 30,            YEAR ENDED OCTOBER 31,           PUBLIC OFFERING)
                                                             2002          --------------------------------       TO OCTOBER 31,
                                                          (UNAUDITED)       2001         2000         1999             1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $        7.19          13.39        13.68        11.85            13.29
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss                                 $       -0.06          -0.17        -0.05        -0.12(+)         -0.03(+)
 Net realized and change in unrealized gain or
 loss on investments                                 $       -0.07          -4.06         1.27         3.10            -1.41
 Total income from investment operations             $       -0.13          -4.23         1.22         2.98            -1.44
LESS DISTRIBUTIONS:
 From net investment income                          $          --             --           --        -0.55               --
 From net realized gains on investments              $          --          -1.97        -1.51        -0.60               --
 Total distributions                                 $          --          -1.97        -1.51        -1.15               --
 Net asset value, end of period                      $        7.06           7.19        13.39        13.68            11.85
 TOTAL RETURN                                        %       -1.81         -36.08         7.91        27.01           -10.84
 Net assets, end of period (000's)                   $       1,687          2,557        8,187        1,359              156
 Ratio of expenses after reimbursement and waiver
 to average net assets                               %        2.35(1)        2.35         2.24         2.35             2.36(1)
 Ratio of net investment loss after reimbursement
 and waiver to average net assets                    %        1.46(1)       -1.14        -1.30        -0.91            -0.73
 Ratio of expenses before reimbursement and
 waiver to average net assets                        %        2.46(1)          --         2.24         2.53             2.55(1)
 Portfolio turnover rate                             %      146.08         221.92       181.87       175.71           152.73

--------------------------------------------------------------------------------

(1) Annualized.

 + Per share data calculated using weighted average number of shares outstanding throughout the period.

 56      ING International Growth Fund

FINANCIAL HIGHLIGHTS                                             ING GROWTH FUND
--------------------------------------------------------------------------------

For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                              CLASS A
                                           SEVEN    ------------------------------------------------------------        SEVEN
                                          MONTHS                                                                       MONTHS
                                           ENDED                       YEAR ENDED OCTOBER 31,                           ENDED
                                          MAY 31,   ------------------------------------------------------------       MAY 31,
                                          2002(4)    2001          2000          1999         1998         1997        2002(4)
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $    11.66     22.50          22.15        16.37        16.76        14.17        11.79
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss                  $    -0.05     -0.07          -0.03        -0.06*       -0.04*       -0.11*       -0.10
 Net realized and unrealized gain
 (loss) on investments                $    -0.40     -8.21           3.42         6.04         2.05         3.84        -0.41
 Total from investment operations     $    -0.45     -8.28           3.39         5.98         2.01         3.73        -0.51
LESS DISTRIBUTIONS FROM:
 Net realized gains on investments    $       --      2.56           3.04         0.20         2.40         1.14           --
 Total distributions                  $       --      2.56           3.04         0.20         2.40         1.14           --
 Net asset value, end of period       $    11.21     11.66          22.50        22.15        16.37        16.76        11.28
 TOTAL RETURN(2):                     %    -3.86    -40.71          16.34        36.78        14.34        28.05        -4.32
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)    $   82,011    85,409        122,415       57,329       12,877        8,647        2,988
 Ratios to average net assets:
 Expenses(3)                          %     1.21      1.16           1.12         1.19         1.32         1.92         1.96
 Net investment loss(3)               %    -0.67     -0.53          -0.34        -0.29        -0.25        -0.67        -1.42
 Portfolio turnover rate              %      143       199            183          142          170          141          143

                                                  CLASS B
                                     ---------------------------------
                                       YEAR ENDED           MARCH 1,
                                       OCTOBER 31,           1999 TO
                                     ---------------       OCTOBER 31,
                                      2001     2000           1999
-----------------------------------  ---------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               22.71    22.40          19.84
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss                  -0.20    -0.03          -0.15*
 Net realized and unrealized gain
 (loss) on investments                -8.29     3.30           2.71
 Total from investment operations     -8.49     3.27           2.56
LESS DISTRIBUTIONS FROM:
 Net realized gains on investments     2.43     2.96             --
 Total distributions                   2.43     2.96             --
 Net asset value, end of period       11.79    22.71          22.40
 TOTAL RETURN(2):                    -41.11    15.46          12.90
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)    3,213    5,710          1,920
 Ratios to average net assets:
 Expenses(3)                           1.91     1.87           1.94
 Net investment loss(3)               -1.28    -1.09          -1.04
 Portfolio turnover rate                199      183            142

                                                                                                CLASS C
                                                                    SEVEN    ----------------------------------------------
                                                                   MONTHS             YEAR ENDED                 JUNE 30,
                                                                    ENDED            OCTOBER 31,                1998(1) TO
                                                                   MAY 31,   ----------------------------       OCTOBER 31,
                                                                   2002(4)    2001     2000         1999           1998
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                           $    11.68     22.55    22.25        16.56          17.86
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                  $    -0.11     -0.20    -0.03        -0.22*         -0.05*
 Net realized and unrealized gain (loss) on investments        $    -0.39     -8.23     3.27         6.11          -1.25
 Total from investment operations                              $    -0.50     -8.43     3.24         5.89          -1.30
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $       --        --       --           --             --
 Net realized gain on investments                              $       --      2.44     2.94         0.20             --
 Total distributions                                           $       --      2.44     2.94         0.20             --
 Net asset value, end of period                                $    11.18     11.68    22.55        22.25          16.56
 TOTAL RETURN(2):                                              %    -4.28    -41.14    15.47        35.80          -7.28
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $    1,893     2,268    3,857        1,446
 Ratios to average net assets:
 Expenses(3)                                                   %     1.96      1.91     1.87         1.94           1.99
 Net investment income (loss)(3)                               %    -1.42     -1.28    -1.09        -1.04          -0.92
 Portfolio turnover rate                                       %      143       199      183          142            170

--------------------------------------------------------------------------------

(1) Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.
(4) The Fund changed its fiscal year end to May 31.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                        ING Growth Fund       57

ING SMALL COMPANY FUND                                      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                           CLASS A
                                          -------------------------------------------------------------------------
                                          SEVEN MONTHS
                                             ENDED                         YEAR ENDED OCTOBER 31,
                                            MAY 31,      ----------------------------------------------------------
                                            2002(4)       2001          2000          1999        1998        1997
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $       12.74       14.80         12.11         10.15       15.20       14.42
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)         $       -0.03        0.03          0.02          0.02*       0.01*      -0.16*
 Net realized and unrealized gain
 (loss) on investments                $        1.00       -1.30          3.62          2.02       -0.84        4.36
 Total from investment operations     $        0.97       -1.27          3.64          2.04       -0.83        4.20
LESS DISTRIBUTIONS FROM:
 Net investment income                $        0.01        0.05          0.01          0.02          --          --
 Net realized gains on investments    $          --        0.74          0.94          0.06        4.22        3.42
 Total distributions                  $        0.01        0.79          0.95          0.08        4.22        3.42
 Net asset value, end of period       $       13.70       12.74         14.80         12.11       10.15       15.20
 TOTAL RETURN(2):                     %        7.64       -8.66         31.55         20.16       -7.77       36.73
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)    $     101,892      69,074        61,682        16,269       9,089       7,077
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                  %        1.32        1.34          1.35          1.48        1.63        2.33
 Gross expenses prior to expense
 reimbursement(3)                     %        1.32        1.34          1.35          1.50        1.74        2.33
 Net investment income (loss) after
 expense reimbursement(3)(5)          %       -0.37        0.25          0.21          0.18        0.15       -1.17
 Portfolio turnover rate              %         200         257           333           232         212         150

                                                         CLASS B
                                     ------------------------------------------------
                                     SEVEN MONTHS     YEAR ENDED         MARCH 1,
                                        ENDED        OCTOBER 31,        1999(4) TO
                                       MAY 31,      --------------     OCTOBER 31,
                                       2002(4)       2001    2000          1999
-----------------------------------  ------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                 13.00        15.12   12.37        10.69
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)           -0.06        -0.07    0.01       -0.05*
 Net realized and unrealized gain
 (loss) on investments                   0.99        -1.33    3.61         1.73
 Total from investment operations        0.93        -1.40    3.62         1.68
LESS DISTRIBUTIONS FROM:
 Net investment income                     --           --      --           --
 Net realized gains on investments         --         0.72    0.87           --
 Total distributions                       --         0.72    0.87           --
 Net asset value, end of period         13.93        13.00   15.12        12.37
 TOTAL RETURN(2):                        7.15        -9.37   30.51        15.72
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)      1,890        1,173   1,246          129
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                     2.07         2.09    2.10         2.23
 Gross expenses prior to expense
 reimbursement(3)                        2.07         2.09    2.10         2.25
 Net investment income (loss) after
 expense reimbursement(3)(5)            -1.11        -0.50   -0.54        -0.57
 Portfolio turnover rate                  200          257     333          232

                                                                                             CLASS C
                                                                 ----------------------------------------------------------------
                                                                 SEVEN MONTHS             YEAR ENDED                   JUNE 30,
                                                                    ENDED                 OCTOBER 31,                 1998(1) TO
                                                                   MAY 31,      -------------------------------       OCTOBER 31,
                                                                   2002(4)      2001         2000         1999           1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                        $      12.95       15.04        12.32        10.39          12.11
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                $      -0.12       -0.08         0.02        -0.07*         -0.02*
 Net realized and unrealized gain (loss) on investments      $       1.05       -1.32         3.59         2.07          -1.70
 Total from investment operations                            $       0.93       -1.40         3.61         2.00          -1.72
LESS DISTRIBUTIONS FROM:
 Net investment income                                       $         --          --           --         0.01             --
 Net realized gains on investments                           $         --        0.69         0.89         0.06             --
 Total distributions                                         $         --        0.69         0.89         0.07             --
 Net asset value, end of period                              $      13.88       12.95        15.04        12.32          10.39
 TOTAL RETURN(2):                                            %       7.18       -9.39        30.54        19.33         -14.21
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                           $      3,369       4,040        6,736        1,893          1,118
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)              %       2.07        2.09         2.10         2.23           2.30
 Gross expenses prior to expense reimbursement(3)            %       2.07        2.09         2.10         2.25           2.41
 Net investment income (loss) after expense
 reimbursement(3)(5)                                         %      -1.09       -0.50        -0.54        -0.57          -0.52
 Portfolio turnover rate                                     %        200         257          333          232            212

--------------------------------------------------------------------------------

(1) Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3) Annualized for periods less than one year.

(4) The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

 58      ING Small Company Fund

FINANCIAL HIGHLIGHTS                                         ING TECHNOLOGY FUND
--------------------------------------------------------------------------------

For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                           CLASS A                                    CLASS B
                                         -------------------------------------------       -----------------------------
                                          SEVEN                                             SEVEN
                                         MONTHS           YEAR            MARCH 1,         MONTHS           YEAR
                                          ENDED           ENDED          2000(1) TO         ENDED           ENDED
                                         MAY 31,       OCTOBER 31,       OCTOBER 31,       MAY 31,       OCTOBER 31,
                                         2002(4)          2001              2000           2002(4)          2001
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of
 period                             $      3.88            8.56             10.00            3.84            8.52
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss                $     -0.04           -0.05             -0.06           -0.06           -0.11
 Net realized and unrealized loss
 on investments                     $     -0.02           -4.63             -1.38           -0.03           -4.57
 Total from investment operations   $     -0.06           -4.68             -1.44           -0.09           -4.68
 Net asset value, end of period     $      3.82            3.88              8.56            3.75            3.84
 TOTAL RETURN(2):                   %     -1.55          -54.67            -14.40           -2.34          -54.93
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)  $    10,341           7,425             7,569           1,194           1,224
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                %      1.75            1.75              1.75            2.50            2.50
 Gross expenses prior to expense
 reimbursement(3)                   %      2.60            2.61              2.73            3.35            3.36
 Net investment loss after expense
 reimbursement(3)(5)                %     -1.68           -1.36             -1.34           -2.42           -2.11
 Portfolio turnover rate            %        59             175               124              59             175

                                      CLASS B                           CLASS C
                                    -----------       -------------------------------------------
                                                       SEVEN
                                     MARCH 1,         MONTHS           YEAR            MARCH 1,
                                    2000(1) TO         ENDED           ENDED          2000(1) TO
                                    OCTOBER 31,       MAY 31,       OCTOBER 31,       OCTOBER 31,
                                       2000           2002(4)          2001              2000
----------------------------------  -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of
 period                                10.00            3.84            8.52             10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss                   -0.08           -0.07           -0.17             -0.07
 Net realized and unrealized loss
 on investments                        -1.40           -0.01           -4.51             -1.41
 Total from investment operations      -1.48           -0.08           -4.68             -1.48
 Net asset value, end of period         8.52            3.76            3.84              8.52
 TOTAL RETURN(2):                     -14.80           -2.08          -54.93            -14.80
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)     2,329             642             760             3,307
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                    2.50            2.50            2.50              2.50
 Gross expenses prior to expense
 reimbursement(3)                       3.48            3.35            3.36              3.48
 Net investment loss after expense
 reimbursement(3)(5)                   -2.09           -2.42           -2.11             -2.09
 Portfolio turnover rate                 124              59             175               124

--------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3) Annualized for periods less than one year.

(4) The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                    ING Technology Fund       59

ING INDEX PLUS LARGECAP FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                               CLASS A
                                          ---------------------------------------------------------------------------------
                                           SEVEN
                                          MONTHS                                                                  FEB. 3,
                                           ENDED                      YEAR ENDED OCTOBER 31,                     1997(1) TO
                                          MAY 31,      ----------------------------------------------------       OCT. 31,
                                          2002(4)        2001           2000           1999          1998           1997
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $    13.72         18.64          17.36          13.70         12.36         10.57
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)         $     0.05          0.09           0.06           0.07*         0.09*         0.02*
 Net realized and unrealized gain
 (loss) on investments                $     0.00**       -4.96           1.28           3.84          2.56          1.77
 Total from investment operations     $     0.05         -4.87           1.34           3.91          2.65          1.79
LESS DISTRIBUTIONS FROM:
 Net investment income                $     0.09          0.05           0.06           0.05          0.09            --
 Net realized gain on investments     $       --            --             --           0.20          1.22            --
 Total distributions                  $     0.09          0.05           0.06           0.25          1.31            --
 Net asset value, end of period       $    13.68         13.72          18.64          17.36         13.70         12.36
 TOTAL RETURN(2):                     %     0.34        -26.19           7.74          28.78         23.09         16.93
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)    $   183,379      173,369        187,566         81,908         6,422         1,833
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                  %     0.94          0.91           0.91           0.95          0.99          1.45
 Gross expenses prior to expense
 reimbursement(3)                     %     0.94          0.91           0.91           1.00          1.46          2.98
 Net investment income (loss) after
 expense reimbursement(3)(5)          %     0.56          0.58           0.31           0.42          0.67          0.16
 Portfolio turnover rate              %       87           117            104             72           124            82

                                                            CLASS B
                                     -----------------------------------------------------
                                      SEVEN
                                     MONTHS             YEAR ENDED               MAR. 1,
                                      ENDED             OCTOBER 31,             1999(1) TO
                                     MAY 31,      -----------------------        OCT. 31,
                                     2002(4)        2001           2000            1999
-----------------------------------  -----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               13.60         18.57          17.37           15.68
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)         -0.02         -0.03           0.01           -0.04*
 Net realized and unrealized gain
 (loss) on investments                 0.01         -4.94           1.19            1.73
 Total from investment operations     -0.01         -4.97           1.20            1.69
LESS DISTRIBUTIONS FROM:
 Net investment income                   --            --             --              --
 Net realized gain on investments        --            --             --              --
 Total distributions                     --            --             --              --
 Net asset value, end of period       13.59         13.60          18.57           17.37
 TOTAL RETURN(2):                     -0.07        -26.76           6.91           10.78
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)   27,672        28,933         32,666          17,386
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                   1.69          1.66           1.66            1.70
 Gross expenses prior to expense
 reimbursement(3)                      1.69          1.66           1.66            1.75
 Net investment income (loss) after
 expense reimbursement(3)(5)          -0.19         -0.17          -0.44           -0.32
 Portfolio turnover rate                 87           117            104              72

                                                                                         CLASS C
                                                         ------------------------------------------------------------------------
                                                         SEVEN MONTHS                                                   JUN. 30,
                                                            ENDED                  YEAR ENDED OCTOBER 31,              1998(1) TO
                                                           MAY 31,         --------------------------------------       OCT. 31,
                                                           2002(4)           2001           2000           1999           1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $        13.64           18.57          17.33          13.74          14.17
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                       $         0.02            0.03             --          -0.01*          0.01*
 Net realized and unrealized gain (loss) on
 investments                                        $        -0.02           -4.96           1.24           3.85          -0.44
 Total from investment operations                   $         0.00**         -4.93           1.24           3.84          -0.43
LESS DISTRIBUTIONS FROM:
 Net investment income                              $           --              --             --           0.05             --
 Net realized gain on investments                   $           --              --             --           0.20             --
 Total distributions                                $           --              --             --           0.25             --
 Net asset value, end of period                     $        13.64           13.64          18.57          17.33          13.74
 TOTAL RETURN(2):                                   %         0.00          -26.55           7.17          28.17          -3.04
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  $       23,267          27,742         51,143         33,439            910
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)     %         1.44            1.41           1.41           1.45           1.43
 Gross expenses prior to expense
 reimbursement(3)                                   %         1.44            1.41           1.41           1.50           1.90
 Net investment income (loss) after expense
 reimbursement(3)(5)                                %         0.07            0.08          -0.19          -0.07           0.23
 Portfolio turnover rate                            %           87             117            104             72            124

--------------------------------------------------------------------------------

(1) Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3) Annualized for periods less than one year.
(4) The Fund changed its fiscal year end to May 31.

(5) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.
* Per share data calculated using weighted average number of shares outstanding throughout the period.
** Amount is less than $0.01 per share.

 60      ING Index Plus LargeCap Fund

FINANCIAL HIGHLIGHTS                                  ING INDEX PLUS MIDCAP FUND
--------------------------------------------------------------------------------

For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                         CLASS A                                         CLASS B
                                   ---------------------------------------------------   ----------------------------------------
                                    SEVEN                                     FEB. 3,     SEVEN                          MAR. 1,
                                   MONTHS              YEAR ENDED               1998     MONTHS        YEAR ENDED        1999(1)
                                    ENDED             OCTOBER 31,                TO       ENDED         OCT. 31,            TO
                                   MAY 31,   ------------------------------   OCT. 31,   MAY 31,   -------------------   OCT. 31,
                                   2002(4)     2001       2000       1999       1998     2002(4)     2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE:
 Net asset value, beginning
 of period                     $    10.98      14.72      12.66      10.34     10.00      10.87      14.62     12.61      11.23
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income
 (loss)                        $     0.01       0.03       0.03       0.04*     0.02*      0.00**    -0.05     -0.02      -0.04*
 Net realized and unrealized
 gain (loss) on investments    $     1.96      -1.73       3.86       2.32      0.32       1.89      -1.72      3.79       1.42
 Total from investment
 operations                    $     1.97      -1.70       3.89       2.36      0.34       1.89      -1.77      3.77       1.38
LESS DISTRIBUTIONS FROM:
 Net investment income         $     0.03       0.02       0.05       0.04        --         --         --        --         --
 Net realized gain on
 investments                   $       --       2.02       1.78         --        --         --       1.98      1.76         --
 Total distributions           $     0.03       2.04       1.83       0.04        --         --       1.98      1.76         --
 Net asset value, end of
 period                        $    12.92      10.98      14.72      12.66     10.34      12.76      10.87     14.62      12.61
 TOTAL RETURN(2):              %    17.94     -12.79      35.14      22.81      3.40      17.39     -13.39     34.09      12.29
RATIOS AND SUPPLEMENTAL
 DATA:
 Net assets, end of period
 (000's)                       $   41,127     18,805     10,999      3,434       269      3,942      1,405     1,568        446
 Ratios to average net
 assets:
 Net expenses after expense
 reimbursement(3)(5)           %     1.00       1.00       1.00       1.00      1.00       1.75       1.75      1.75       1.75
 Gross expenses prior to
 expense reimbursement(3)      %     1.31       1.50       1.50       2.03      2.76       2.06       2.25      2.25       2.78
 Net investment income
 (loss) after expense
 reimbursement(3)(5)           %     0.15       0.28       0.13       0.30      0.32      -0.59      -0.47     -0.62      -0.45
 Portfolio turnover rate       %      190        181        180        131       130        190        181       180        131

                                                                                              CLASS C
                                                                  ---------------------------------------------------------------
                                                                   SEVEN                                                 JUN. 30,
                                                                  MONTHS                                                 1998(1)
                                                                   ENDED              YEAR ENDED OCTOBER 31,                TO
                                                                  MAY 31,      ------------------------------------      OCT. 31,
                                                                  2002(4)        2001          2000          1999          1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                     $        10.87         14.60        12.59         10.33         10.92
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                             $        -0.01         -0.02        -0.02         -0.02*        -0.01*
 Net realized and unrealized gain (loss) on
 investments                                              $         1.93         -1.73         3.81          2.31         -0.58
 Total from investment operations                         $         1.92         -1.75         3.79          2.29         -0.59
LESS DISTRIBUTIONS FROM:
 Net investment income                                    $           --            --           --          0.03            --
 Net realized gain on investments                         $           --          1.98         1.78            --            --
 Total distributions                                      $           --          1.98         1.78          0.03            --
 Net asset value, end of period                           $        12.79         10.87        14.60         12.59         10.33
 TOTAL RETURN(2):                                         %        17.57        -13.19        34.41         22.19         -5.40
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                        $        3,200         1,791        1,612           516           100
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)           %         1.50          1.50         1.50          1.50          1.50
 Gross expenses prior to expense reimbursement(3)         %         1.81          2.00         2.00          2.53          3.26
 Net investment income (loss) after expense
 reimbursement(3)(5)                                      %        -0.34         -0.22        -0.37         -0.20         -0.18
 Portfolio turnover rate                                  %          190           181          180           131           130

--------------------------------------------------------------------------------

(1) Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3) Annualized for periods less than one year.
(4) The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.
* Per share data calculated using weighted average number of shares outstanding throughout the period.
** Amount is less than $0.01 per share.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Index Plus MidCap Fund       61

ING INDEX PLUS SMALLCAP FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                         CLASS A                                         CLASS B
                                   ---------------------------------------------------   ----------------------------------------
                                    SEVEN                                     FEB. 3,     SEVEN                          MAR. 1,
                                   MONTHS                                       1998     MONTHS        YEAR ENDED        1999(1)
                                    ENDED        YEAR ENDED OCTOBER 31,          TO       ENDED         OCT. 31,            TO
                                   MAY 31,   ------------------------------   OCT. 31,   MAY 31,   -------------------   OCT. 31,
                                   2002(4)     2001       2000       1999       1998     2002(4)     2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE:
 Net asset value,
 beginning of period          $     10.72      11.61       9.92       8.86      10.00     10.52     11.48       9.88       8.91
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment (loss)        $        --      -0.02      -0.03         --*        --*    -0.02     -0.08      -0.03*     -0.05*
 Net realized and
 unrealized gain (loss) on
 investments                  $      2.06      -0.87       1.72       1.07      -1.14      2.00     -0.88       1.63       1.02
 Total from investment
 operations                   $      2.06      -0.89       1.69       1.07      -1.14      1.98     -0.96       1.60       0.97
LESS DISTRIBUTIONS FROM:
 Net investment income        $        --         --         --       0.01         --        --        --         --         --
 Total distributions          $        --         --         --       0.01         --        --        --         --         --
 Net asset value, end of
 period                       $     12.78      10.72      11.61       9.92       8.86     12.50     10.52      11.48       9.88
 TOTAL RETURN(2):             %     19.22      -7.67      17.04      12.13     -11.40     18.73     -8.36      16.19      10.89
RATIOS AND SUPPLEMENTAL
 DATA:
 Net assets, end of period
 (000's)                      $     9,316      5,020      3,806      2,348        349     2,246       498        299        193
 Ratios to average net
 assets:
 Net expenses after
 expense
 reimbursement(3)(5)          %      1.00       1.00       1.00       1.00       1.00      1.75      1.75       1.75       1.75
 Gross expenses prior to
 expense reimbursement(3)     %      2.11       2.10       1.77       2.28       2.88      2.86      2.85       2.52       3.03
 Net investment income
 (loss) after expense
 reimbursement(3)(5)          %     -0.06      -0.16      -0.30      -0.02       0.00     -0.75     -0.91      -1.05      -0.77
 Portfolio turnover rate      %        61        118        134         85        100        61       118        134         85

                                                                                              CLASS C
                                                                  ---------------------------------------------------------------
                                                                   SEVEN                                                 JUN. 30,
                                                                  MONTHS                                                 1998(1)
                                                                   ENDED              YEAR ENDED OCTOBER 31,                TO
                                                                  MAY 31,      ------------------------------------      OCT. 31,
                                                                  2002(4)        2001          2000          1999          1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                     $        10.57        11.50          9.87          8.84          10.62
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                             $        -0.02        -0.09         -0.03         -0.05*         -0.02*
 Net realized and unrealized gain (loss) on
 investments                                              $         2.01        -0.84          1.66          1.08          -1.76
 Total from investment operations                         $         1.99        -0.93          1.63          1.03          -1.78
LESS DISTRIBUTIONS FROM:
 Net investment income                                    $           --           --            --            --             --
 Total distributions                                      $           --           --            --            --             --
 Net asset value, end of period                           $        12.56        10.57         11.50          9.87           8.84
 TOTAL RETURN(2):                                         %        18.83        -8.09         16.51         11.66         -16.76
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                        $          893          395           615           589            155
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)           %         1.50         1.50          1.50          1.50           1.50
 Gross expenses prior to expense reimbursement(3)         %         2.61         2.60          2.27          2.78           3.38
 Net investment income (loss) after expense
 reimbursement(3)(5)                                      %        -0.53        -0.66         -0.80         -0.52          -0.50
 Portfolio turnover rate                                  %           61          118           134            85            100

--------------------------------------------------------------------------------

(1) Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3) Annualized for periods less than one year.
(4) The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

 62      ING Index Plus SmallCap Fund

FINANCIAL HIGHLIGHTS                                  ING VALUE OPPORTUNITY FUND
--------------------------------------------------------------------------------

For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                         CLASS A
                                           --------------------------------------------------------------------
                                           SEVEN MONTHS                                             FEBRUARY 2,
                                              ENDED                YEAR ENDED OCTOBER 31,             1998 TO
                                             MAY 31,          --------------------------------      OCTOBER 31,
                                             2002(4)           2001         2000         1999          1998
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $        10.23           14.50        13.20         9.97         10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)         $        -0.01           -0.01        -0.02           --*         0.01*
 Net realized and unrealized gain
 (loss) on investments                $         0.10           -2.22         2.18         3.25         -0.04
 Total from investment operations     $         0.09           -2.23         2.16         3.25         -0.03
LESS DISTRIBUTIONS FROM:
 Net investment income                $           --              --         0.01         0.02            --
 Net realized gains on investments    $           --            2.04         0.85           --            --
 Total distributions                  $           --            2.04         0.86         0.02            --
 Net asset value, end of period       $        10.32           10.23        14.50        13.20          9.97
 TOTAL RETURN(2):                     %         0.88          -17.26        17.24        32.57         -0.30
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)     $       24,634          12,294        7,074        1,139           464
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                  %         1.35            1.35         1.35         1.35          1.35
 Gross expenses prior to expense
 reimbursement(3)                     %         1.62            1.99         1.87         2.77          3.66
 Net investment income (loss)
 after expense reimbursement(3)(5)    %        -0.28           -0.10        -0.17        -0.02          0.12
 Portfolio turnover rate              %          132             172          162          125           132

                                                            CLASS B
                                    -------------------------------------------------------
                                    SEVEN MONTHS           YEAR ENDED            MARCH 1,
                                       ENDED              OCTOBER 31,             1999 TO
                                      MAY 31,          ------------------       OCTOBER 31,
                                      2002(4)           2001        2000           1999
----------------------------------  -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                 10.16           14.38       13.14          11.28
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)           -0.04           -0.07       -0.04          -0.06*
 Net realized and unrealized gain
 (loss) on investments                   0.08           -2.23        2.08           1.92
 Total from investment operations        0.04           -2.30        2.04           1.86
LESS DISTRIBUTIONS FROM:
 Net investment income                     --              --          --             --
 Net realized gains on investments         --            1.92        0.80             --
 Total distributions                       --            1.92        0.80             --
 Net asset value, end of period         10.20           10.16       14.38          13.14
 TOTAL RETURN(2):                        0.39          -17.81       16.31          16.49
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)         587             350         149            188
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                     2.10            2.10        2.10           2.10
 Gross expenses prior to expense
 reimbursement(3)                        2.37            2.74        2.62           3.52
 Net investment income (loss)
 after expense reimbursement(3)(5)      -1.00           -0.85       -0.92          -0.77
 Portfolio turnover rate                  132             172         162            125

                                                                                           CLASS C
                                                             --------------------------------------------------------------------
                                                             SEVEN MONTHS                                              JUNE 30,
                                                                ENDED                YEAR ENDED OCTOBER 31,           1998(1) TO
                                                               MAY 31,          --------------------------------      OCTOBER 31,
                                                               2002(4)           2001         2000         1999          1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                   $        10.11           14.34        13.09         9.95         11.04
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                           $        -0.06           -0.09        -0.03        -0.09*        -0.02*
 Net realized and unrealized gain (loss) on
 investments                                            $         0.10           -2.20         2.08         3.23         -1.07
 Total from investment operations                       $         0.04           -2.29         2.05         3.14         -1.09
LESS DISTRIBUTIONS FROM:
 Net investment income                                  $           --              --           --           --            --
 Net realized gains on investments                      $           --            1.94         0.80           --            --
 Total distributions                                    $           --            1.94         0.80           --            --
 Net asset value, end of period                         $        10.15           10.11        14.34        13.09          9.95
 TOTAL RETURN(2):                                       %         0.40          -17.84        16.39        31.56         -9.88
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                      $          414             388          464          315            95
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)         %         2.10            2.10         2.10         2.10          2.10
 Gross expenses prior to expense reimbursement(3)       %         2.37            2.74         2.62         3.52          4.41
 Net investment income (loss) after expense
 reimbursement(3)(5)                                    %        -0.97           -0.85        -0.92        -0.77         -0.63
 Portfolio turnover rate                                %          132             172          162          125           132

--------------------------------------------------------------------------------

(1) Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3) Annualized for periods less than one year.
(4) The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
* Per share data calculated using weighted average number of shares outstanding throughout the period.
** Amount represents less than $0.01 per share.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Value Opportunity Fund       63

ING BALANCED FUND                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                            CLASS A
                                         ------------------------------------------------------------------------------
                                         SEVEN MONTHS
                                            ENDED                             YEAR ENDED OCTOBER 31,
                                           MAY 31,          -----------------------------------------------------------
                                           2002(4)           2001          2000         1999         1998         1997
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                             $        11.02           14.08         13.72        12.83        14.05        13.49
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income              $         0.08            0.21          0.35         0.29*        0.29*        0.23*
 Net realized and unrealized
 gain (loss) on investments         $         0.12           -1.83          0.82         1.52         1.01         2.03
 Total from investment
 operations                         $         0.20           -1.62          1.17         1.81         1.30         2.26
LESS DISTRIBUTIONS FROM:
 Net investment income              $         0.15            0.23          0.27         0.31         0.24         0.20
 Net realized gains on
 investments                        $           --            1.21          0.54         0.61         2.28         1.50
 Total distributions                $         0.15            1.44          0.81         0.92         2.52         1.70
 Net asset value, end of period     $        11.07           11.02         14.08        13.72        12.83        14.05
 TOTAL RETURN(2):                   %         1.82          -12.36          8.81        14.48        10.44        18.64
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's)                            $       45,221          33,860        35,564       27,339        7,544        6,289
 Ratios to average net assets:
 Expenses(3)                        %         1.39            1.35          1.31         1.36         1.44         1.99
 Net investment income(3)           %         1.31            1.81          1.99         2.13         2.22         1.68
 Portfolio turnover rate            %          118             180           242          127           85          117

                                                          CLASS B
                                  --------------------------------------------------------
                                  SEVEN MONTHS           YEAR ENDED             MARCH 1,
                                     ENDED               OCTOBER 31,           1999(1) TO
                                    MAY 31,          -------------------       OCTOBER 31,
                                    2002(4)           2001         2000           1999
--------------------------------  --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               10.97            14.02       13.69          13.00
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income                 0.04             0.12        0.27           0.13*
 Net realized and unrealized
 gain (loss) on investments            0.12            -1.83        0.80           0.65
 Total from investment
 operations                            0.16            -1.71        1.07           0.78
LESS DISTRIBUTIONS FROM:
 Net investment income                 0.11             0.13        0.20           0.09
 Net realized gains on
 investments                             --             1.21        0.54             --
 Total distributions                   0.11             1.34        0.74           0.09
 Net asset value, end of period       11.02            10.97       14.02          13.69
 TOTAL RETURN(2):                      1.45           -13.10        8.01           6.02
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's)                              1,670            1,312       1,130            745
 Ratios to average net assets:
 Expenses(3)                           2.14             2.10        2.06           2.11
 Net investment income(3)              0.56             1.06        1.24           1.38
 Portfolio turnover rate                118              180         242            127

                                                                                          CLASS C
                                                           ----------------------------------------------------------------------
                                                           SEVEN MONTHS                                                JUNE 30,
                                                              ENDED                YEAR ENDED OCTOBER 31,             1998(1) TO
                                                             MAY 31,          ---------------------------------       OCTOBER 31,
                                                             2002(4)           2001          2000         1999           1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $        10.94           13.96         13.63        12.80          13.27
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                $         0.03            0.13          0.24         0.19*          0.07*
 Net realized and unrealized gain (loss) on
 investments                                          $         0.13           -1.83          0.81         1.52          -0.54
 Total from investment operations                     $         0.16           -1.70          1.05         1.71          -0.47
LESS DISTRIBUTIONS FROM:
 Net investment income                                $         0.11            0.11          0.18         0.27             --
 Net realized gains on investments                    $           --            1.21          0.54         0.61             --
 Total distributions                                  $         0.11            1.32          0.72         0.88             --
 Net asset value, end of period                       $        10.99           10.94         13.96        13.63          12.80
 TOTAL RETURN(2):                                     %         1.47          -13.09          7.95        13.64          -3.54
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $        2,050           1,829         2,185        1,601            216
 Ratios to average net assets:
 Expenses(3)                                          %         2.14            2.10          2.06         2.11           2.11
 Net investment income(3)                             %         0.56            1.06          1.24         1.38           1.55
 Portfolio turnover rate                              %          118             180           242          127             85

--------------------------------------------------------------------------------

(1) Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3) Annualized for periods less than one year.
(4) The Fund changed its fiscal year end to May 31.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

 64      ING Balanced Fund

FINANCIAL HIGHLIGHTS                                  ING GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                            CLASS A
                                         -----------------------------------------------------------------------------
                                         SEVEN MONTHS
                                            ENDED                           YEAR ENDED OCTOBER 31,
                                           MAY 31,      --------------------------------------------------------------
                                           2002(4)       2001          2000          1999          1998          1997
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                             $         9.49       14.18         16.68         15.22         18.01         15.69
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income (loss)       $         0.01        0.02          0.04          0.05*         0.06*         0.03*
 Net realized and unrealized
 gain (loss) on investments         $        -0.04       -3.96          0.49          3.25          0.51          4.99
 Total from investment
 operations                         $        -0.03       -3.94          0.53          3.30          0.57          5.02
LESS DISTRIBUTIONS FROM:
 Net investment income              $         0.01        0.01          0.03          0.11          0.04          0.10
 Net realized gains on
 investments                        $           --        0.74          3.00          1.73          3.32          2.60
 Total distributions                $         0.01        0.75          3.03          1.84          3.36          2.70
 Net asset value, end of period     $         9.45        9.49         14.18         16.68         15.22         18.01
 TOTAL RETURN(2):                   %        -0.28      -29.07          3.50         22.67          3.42         36.49
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's)                            $       62,062      63,821        92,407        72,789        23,603        15,955
 Ratio to average net assets:
 Expenses(3)                        %         1.16        1.11          1.08          1.11          1.20          1.75
 Net investment income (loss)(3)    %         0.10        0.13          0.08          0.31          0.39          0.18
 Portfolio turnover rate            %          132         194           167           122           160           158

                                                            CLASS B
                                  -----------------------------------------------------------
                                  SEVEN MONTHS             YEAR ENDED              MARCH 1,
                                     ENDED                OCTOBER 31,             1999(1) TO
                                    MAY 31,           --------------------        OCTOBER 31,
                                    2002(4)            2001          2000            1999
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                9.44            14.11         16.66           15.41
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income (loss)         -0.05            -0.07          0.01           -0.05*
 Net realized and unrealized
 gain (loss) on investments           -0.02            -3.95          0.41            1.31
 Total from investment
 operations                           -0.07            -4.02          0.42            1.26
LESS DISTRIBUTIONS FROM:
 Net investment income                   --               --            --            0.01
 Net realized gains on
 investments                             --             0.65          2.97              --
 Total distributions                     --             0.65          2.97            0.01
 Net asset value, end of period        9.37             9.44         14.11           16.66
 TOTAL RETURN(2):                     -0.74           -29.59          2.72            8.17
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's)                                611              683           920             493
 Ratio to average net assets:
 Expenses(3)                           1.91             1.86          1.83            1.86
 Net investment income (loss)(3)      -0.65            -0.62         -0.67           -0.44
 Portfolio turnover rate                132              194           167             122

                                                                                            CLASS C
                                                               ------------------------------------------------------------------
                                                               SEVEN MONTHS                                            JUNE 30,
                                                                  ENDED            YEAR ENDED OCTOBER 31,             1998(1) TO
                                                                 MAY 31,      ---------------------------------       OCTOBER 31,
                                                                 2002(4)       2001          2000         1999           1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                     $         9.40       14.04         16.59        15.22          16.92
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                             $        -0.01       -0.09          0.01        -0.07*         -0.01*
 Net realized and unrealized gain (loss) on
 investments                                              $        -0.06       -3.91          0.41         3.24          -1.69
 Total from investment operations                         $        -0.07       -4.00          0.42         3.17          -1.70
LESS DISTRIBUTIONS FROM:
 Net investment income                                    $           --          --            --         0.07             --
 Net realized gains on investments                        $           --        0.64          2.97         1.73             --
 Total distributions                                      $           --        0.64          2.97         1.80             --
 Net asset value, end of period                           $         9.33        9.40         14.04        16.59          15.22
 TOTAL RETURN(2):                                         %        -0.74      -29.59          2.72        21.68         -10.05
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                         $        1,327         946         2,209        1,787            569
 Ratio to average net assets:
 Expenses(3)                                              %         1.91        1.86          1.83         1.86           1.86
 Net investment income (loss)(3)                          %        -0.70       -0.62         -0.67        -0.44          -0.27
 Portfolio turnover rate                                  %          132         194           167          122            160

--------------------------------------------------------------------------------

(1) Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3) Annualized for periods less than one year.

(4) The Fund changed its fiscal year end to May 31.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Growth and Income Fund       65

ING BOND FUND                                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the five months ended March 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                           CLASS A
                                        ------------------------------------------------------------------------------

                                        FIVE MONTHS
                                           ENDED                             YEAR ENDED OCTOBER 31,
                                         MARCH 31,         -----------------------------------------------------------
                                           2002*            2001          2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                             $      10.75             9.93          9.98        10.37        10.22        10.09
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income              $       0.15             0.50          0.55         0.54(+)      0.57(+)      0.54(+)
 Net realized and change in
 unrealized gain or loss on
 investments                        $      -0.35             0.84         -0.10        -0.39         0.15         0.13
 Total income from investment
 operations                         $      -0.20             1.34          0.45         0.15         0.72         0.67
LESS DISTRIBUTIONS:
 From net investment income         $      -0.19            -0.52         -0.50        -0.54        -0.57        -0.54
 From net realized gains on
 investments                        $      -0.22               --            --           --           --           --
 Total distributions                $      -0.41            -0.52         -0.50        -0.54        -0.57        -0.54
 Net asset value, end of period     $      10.14            10.75          9.93         9.98        10.37        10.22
 TOTAL RETURN                       %      -1.87            13.84          4.62         1.43         7.27         6.89
 Net assets, end of period
 (000's)                            $     54,392           48,947        19,808       11,963        1,890        1,006
 Ratio of net investment expenses
 to average net assets              %       1.00(1)          1.00          1.00         1.00         1.05         1.50
 Ratio of net investment income
 to average net assets              %       3.47(1)          4.84          5.75         5.27         5.49         5.32
 Ratio of expenses before
 reimbursement and waiver to
 average net assets                 %       1.09(1)          1.07          1.09         1.18         1.27         1.89
 Portfolio turnover rate            %      50.94           235.44        361.83       174.14        77.01        48.56

                                                           CLASS B
                                   --------------------------------------------------------
                                                                             PERIOD FROM
                                                                            MARCH 1, 1999
                                   FIVE MONTHS       YEAR ENDED            (DATE OF INITIAL
                                      ENDED          OCTOBER 31,           PUBLIC OFFERING)
                                    MARCH 31,    -------------------        TO OCTOBER 31,
                                      2002*       2001         2000              1999
---------------------------------  --------------------------------------------------------
Net asset value, beginning of
 period                               10.74        9.92         9.98             10.29
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income                 0.11        0.43         0.47              0.31(+)
 Net realized and change in
 unrealized gain or loss on
 investments                          -0.35        0.84        -0.11             -0.32
 Total income from investment
 operations                           -0.24        1.27         0.36             -0.01
LESS DISTRIBUTIONS:
 From net investment income           -0.16       -0.45        -0.42             -0.30
 From net realized gains on
 investments                          -0.22          --           --                --
 Total distributions                  -0.38       -0.45        -0.42             -0.30
 Net asset value, end of period       10.12       10.74         9.92              9.98
 TOTAL RETURN                         -2.25       13.07         3.76             -0.11
 Net assets, end of period
 (000's)                                985         806          345               195
 Ratio of net investment expenses
 to average net assets                 1.75(1)     1.75         1.75              1.75(1)
 Ratio of net investment income
 to average net assets                 2.72(1)     4.09         5.00              4.52(1)
 Ratio of expenses before
 reimbursement and waiver to
 average net assets                    1.84(1)     1.82         1.84              1.93(1)
 Portfolio turnover rate              50.94      235.44       361.83            174.14

                                                                                        CLASS C
                                                       --------------------------------------------------------------------------
                                                                                                                   PERIOD FROM
                                                                                                                  JUNE 30, 1998
                                                       FIVE MONTHS                                               (DATE OF INITIAL
                                                          ENDED               YEAR ENDED OCTOBER 31,             PUBLIC OFFERING)
                                                        MARCH 31,        ---------------------------------        TO OCTOBER 31,
                                                          2002*           2001         2000          1999              1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $      10.73            9.91         9.97         10.37            10.31
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                             $       0.11            0.42         0.50          0.46(+)          0.17(+)
 Net realized and change in unrealized gain or
 loss on investments                               $      -0.35            0.85        -0.14         -0.39             0.05
 Total income from investment operations           $      -0.24            1.27         0.36          0.07             0.22
LESS DISTRIBUTIONS:
 From net investment income                        $      -0.16           -0.45        -0.42         -0.47            -0.16
 From net realized gains on investments            $      -0.22              --           --            --               --
 Total distributions                               $      -0.38           -0.45        -0.42         -0.47            -0.16
 Net asset value, end of period                    $      10.11           10.73         9.91          9.97            10.37
 TOTAL RETURN                                      %      -2.29           13.08         3.76          0.66             2.10
 Net assets, end of period (000's)                 $        886             908          598         1,052              108
 Ratio of net investment expenses to average net
 assets                                            %       1.75(1)         1.75         1.75          1.75             1.75(1)
 Ratio of net investment income to average net
 assets                                            %       2.72(1)         4.09         5.00          4.52             4.79(1)
 Ratio of expenses before reimbursement and
 waiver to average net assets                      %       1.84(1)         1.82         1.84          1.93             1.97(1)
 Portfolio turnover rate                           %      50.94          235.44       361.83        174.14            77.01

--------------------------------------------------------------------------------

(1) Annualized.

*  The Fund changed its fiscal year-end from October 31 to March 31.
+ Per share data calculated using weighted average number of shares outstanding throughout the period.

 66      ING Bond Fund

FINANCIAL HIGHLIGHTS                                         ING GOVERNMENT FUND
--------------------------------------------------------------------------------

For the five months ended March 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                           CLASS A
                                        ------------------------------------------------------------------------------

                                        FIVE MONTHS
                                           ENDED                             YEAR ENDED OCTOBER 31,
                                         MARCH 31,         -----------------------------------------------------------
                                           2002*            2001          2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                             $      10.70             9.94          9.86        10.29         9.99         9.79
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income              $       0.13             0.46          0.55         0.48(+)      0.49(+)      0.51(+)
 Net realized and change in
 unrealized gain or loss on
 investments                        $      -0.41             0.74          0.08        -0.45         0.31         0.21
 Total income from investment
 operations                         $      -0.28             1.20          0.63         0.03         0.80         0.72
LESS DISTRIBUTIONS:
 From net investment income         $      -0.15            -0.44         -0.55        -0.46        -0.50        -0.52
 From net realized gains on
 investments                        $      -0.14               --            --           --           --           --
 Total distributions                $      -0.29            -0.44         -0.55        -0.46        -0.50        -0.52
 Net asset value, end of period     $      10.13            10.70          9.94         9.86        10.29         9.99
 TOTAL RETURN                       %      -2.60            12.35          6.65         0.34         8.19         7.67
 Net assets, end of period
 (000's)                            $     24,148           24,711        11,413        6,009          875          531
 Ratio of net investment expenses
 to average net assets              %       0.95(1)          0.95          0.95         0.95         1.03         1.45
 Ratio of net investment income
 to average net assets              %       3.08(1)          4.55          5.65         4.75         4.88         5.16
 Ratio of expenses before
 reimbursement and waiver to net
 average net assets                 %       1.13(1)          1.20          1.22         1.72         1.84         2.45
 Portfolio turnover rate            %     166.73           260.00        138.83        30.72       181.08       147.78

                                                            CLASS B
                                   ---------------------------------------------------------
                                                                              PERIOD FROM
                                                                             MARCH 1, 1999
                                   FIVE MONTHS       YEAR ENDED             (DATE OF INITIAL
                                      ENDED          OCTOBER 31,            PUBLIC OFFERING)
                                    MARCH 31,    -------------------         TO OCTOBER 31,
                                      2002*       2001         2000               1999
---------------------------------  ---------------------------------------------------------
Net asset value, beginning of
 period                               10.71        9.95         9.86             10.12
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income                 0.10        0.36         0.48              0.27(+)
 Net realized and change in
 unrealized gain or loss on
 investments                          -0.42        0.77         0.08             -0.27
 Total income from investment
 operations                           -0.32        1.13         0.56              0.00
LESS DISTRIBUTIONS:
 From net investment income           -0.12       -0.37        -0.47             -0.26
 From net realized gains on
 investments                          -0.14          --           --                --
 Total distributions                  -0.26       -0.37        -0.47             -0.26
 Net asset value, end of period       10.13       10.71         9.95              9.86
 TOTAL RETURN                         -2.99       11.52         5.88              0.00
 Net assets, end of period
 (000's)                                486         512           68               152
 Ratio of net investment expenses
 to average net assets                 1.70(1)     1.70         1.70              1.70(1)
 Ratio of net investment income
 to average net assets                 2.33(1)     3.78         4.90              4.00(1)
 Ratio of expenses before
 reimbursement and waiver to net
 average net assets                    1.88(1)     1.95         1.97              2.47(1)
 Portfolio turnover rate             166.73      260.00       138.83             30.72

                                                                                             CLASS C
                                                                -----------------------------------------------------------------
                                                                                                                   PERIOD FROM
                                                                                                                  JUNE 30, 1998
                                                                FIVE MONTHS               YEAR ENDED             (DATE OF INITIAL
                                                                   ENDED                 OCTOBER 31,             PUBLIC OFFERING)
                                                                 MARCH 31,        --------------------------      TO OCTOBER 31,
                                                                   2002*           2001     2000       1999            1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $      10.69            9.93     9.85      10.29           10.11
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                      $       0.11            0.38    -0.47      -0.40(+)        -0.15(+)
 Net realized and change in unrealized gain or loss on
 investments                                                $      -0.42            0.74     0.09      -0.45            0.17
 Total income from investment operations                    $      -0.31            1.12     0.56      -0.05            0.32
LESS DISTRIBUTIONS:
 From net investment income                                 $      -0.12           -0.36    -0.48      -0.39           -0.14
 From net realized gains on investments                     $      -0.14              --       --         --              --
 Total distributions                                        $      -0.26           -0.36    -0.48      -0.39           -0.14
 Net asset value, end of period                             $      10.12           10.69     9.93       9.85           10.29
 TOTAL RETURN                                               %      -2.95           11.50     5.89      -0.46            3.18
 Net assets, end of period (000's)                          $        511             705      129        124             117
 Ratio of net investment expenses to average net assets     %       1.70(1)         1.70     1.70       1.70            1.70(1)
 Ratio of net investment income to average net assets       %       2.33(1)         3.79     4.90       4.00            4.21(1)
 Ratio of expenses before reimbursement and waiver to
 average net assets                                         %       1.88(1)         1.95     1.97       2.47            2.51(1)
 Portfolio turnover rate                                    %     166.73          260.00   138.83      30.72          181.08

--------------------------------------------------------------------------------

(1) Annualized.

 * The Fund changed its fiscal year-end from October 31 to March 31.

 + Per share data calculated using weighted average number of shares outstanding throughout the period.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                    ING Government Fund       67

ING AELTUS MONEY MARKET FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the five months ended March 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                         CLASS A
                                         -----------------------------------------------------------------------

                                         FIVE MONTHS
                                            ENDED                          YEAR ENDED OCTOBER 31,
                                          MARCH 31,         ----------------------------------------------------
                                            2002*             2001       2000       1999       1998       1997
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                              $        1.00             1.00       1.00       1.00       1.00       1.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income               $        0.01             0.05       0.06       0.05(+)    0.05(+)    0.05(+)
 Total income from investment
 operations                          $        0.01             0.05       0.06       0.05       0.05       0.05
LESS DISTRIBUTIONS:
 From net investment income          $       -0.01            -0.05      -0.06      -0.05      -0.05      -0.05
 Total Distributions                 $       -0.01            -0.05      -0.06      -0.05      -0.05      -0.05
 Net asset value, end of period      $        1.00             1.00       1.00       1.00       1.00       1.00
 TOTAL RETURN                        %        0.70             4.58       5.97       4.88       5.36       5.49
 Net assets, end of period (000's)   $     205,147          209,870    194,454    181,623    161,456    156,530
 Ratio of net investment expenses
 to average net assets               %        0.70(1)          0.64       0.59       0.50       0.48       0.37
 Ratio of net investment income to
 average net assets                  %        1.67(1)          4.51       5.80       4.79       5.24       5.31
 Ratio of expenses before
 reimbursement and waiver to
 average net assets                  %          --               --       0.65       0.64       0.72       0.91

                                                             CLASS B
                                    ---------------------------------------------------------
                                                                               PERIOD FROM
                                                                              MARCH 1, 1999
                                    FIVE MONTHS            YEAR ENDED        (DATE OF INITIAL
                                       ENDED               OCTOBER 31,       PUBLIC OFFERING)
                                     MARCH 31,         -------------------    TO OCTOBER 31,
                                       2002*             2001       2000           1999
----------------------------------  ---------------------------------------------------------
Net asset value, beginning of
 period                                 1.00              1.00       1.00           1.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                  0.00              0.03       0.05           0.03(+)
 Total income from investment
 operations                             0.00              0.03       0.05           0.03
LESS DISTRIBUTIONS:
 From net investment income             0.00             -0.03      -0.05          -0.03
 Total Distributions                    0.00             -0.03      -0.05          -0.03
 Net asset value, end of period         1.00              1.00       1.00           1.00
 TOTAL RETURN                           0.29              3.55       4.92           2.56
 Net assets, end of period (000's)     1,880             1,199        159            148
 Ratio of net investment expenses
 to average net assets                  1.70(1)           1.64       1.59           1.50(1)
 Ratio of net investment income to
 average net assets                     0.67(1)           3.51       4.80           3.78(1)
 Ratio of expenses before
 reimbursement and waiver to
 average net assets                       --                --       1.65           1.64(1)

                                                                                           CLASS C
                                                            ---------------------------------------------------------------------
                                                                                                                   PERIOD FROM
                                                                                                                  JUNE 30, 1998
                                                            FIVE MONTHS                YEAR ENDED                (DATE OF INITIAL
                                                               ENDED                  OCTOBER 31,                PUBLIC OFFERING)
                                                             MARCH 31,        ----------------------------        TO OCTOBER 31,
                                                               2002*           2001     2000         1999              1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $       1.00            1.00     1.00         1.00              1.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                  $       0.01            0.05     0.06         0.05(+)           0.02(+)
 Total income from investment operations                $       0.01            0.05     0.06         0.05              0.02
LESS DISTRIBUTIONS:
 From net investment income                             $      -0.01           -0.05    -0.06        -0.05             -0.02
 Total distributions                                    $      -0.01           -0.05    -0.06        -0.05             -0.02
 Net asset value, end of period                         $       1.00            1.00     1.00         1.00              1.00
 TOTAL RETURN                                           %       0.70            4.58     5.97         4.88              1.75
 Net assets, end of period (000's)                      $     10,866          12,013    9,611        6,765               916
 Ratio of net investment expenses to average net
 assets                                                 %       0.70(1)         0.64     0.59         0.50              0.48(1)
 Ratio of net investment income to average net assets   %       1.67(1)         4.51     5.80         4.79              5.24(1)
 Ratio of expenses before reimbursement and waiver to
 average net assets                                     %         --              --     0.65         0.64              0.72(1)

--------------------------------------------------------------------------------

(1) Annualized.

 * The Fund changed its fiscal year-end from October 31 to March 31.

 + Per share data calculated using weighted average number of shares outstanding throughout the period.

 68      ING Aeltus Money Market Fund

FINANCIAL HIGHLIGHTS                        ING STRATEGIC ALLOCATION GROWTH FUND

--------------------------------------------------------------------------------

For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                              CLASS A                                   CLASS B
                                                -------------------------------------------------------------------   ------------
                                                SEVEN MONTHS                                         JANUARY 20,      SEVEN MONTHS
                                                   ENDED            YEAR ENDED OCTOBER 31,            1997(1) TO         ENDED
                                                  MAY 31,      ---------------------------------     OCTOBER 31,        MAY 31,
                                                  2002(4)       2001     2000     1999     1998          1997           2002(4)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $        9.52       11.93    12.06    11.09    14.42         12.50             9.51
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                      $        0.04        0.13     0.25     0.19*    0.20*         0.15*           -0.01
 Net realized and unrealized gain (loss)
 on investments                             $        0.62       -2.40     0.71     1.26    -0.40          1.77             0.61
 Total from investment operations           $        0.66       -2.27     0.96     1.45    -0.20          1.92             0.60
LESS DISTRIBUTIONS FROM:
 Net investment income                      $        0.13        0.14     0.20     0.17     0.37            --             0.05
 Net realized gain on investments           $          --          --     0.89     0.31     2.76            --               --
 Total distributions                        $        0.13        0.14     1.09     0.48     3.13            --             0.05
 Net asset value, end of period             $       10.05        9.52    11.93    12.06    11.09         14.42            10.06
 TOTAL RETURN(2):                           %        6.94      -19.23     8.34    13.35    -2.17         15.36             6.36
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          $      26,925      23,011   25,131   16,252    2,266           886              159
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                        %        1.25        1.25     1.25     1.45     1.53          2.08             2.00
 Gross expenses prior to expense
 reimbursement(3)                           %        1.50        1.41     1.35     1.51     1.72          2.35             2.25
 Net investment income (loss) after
 expense reimbursement(3)(5)                %        0.60        1.23     1.51     1.61     1.71          1.11            -0.14
 Portfolio turnover rate                    %         149         242      248      132      105           163              149

                                                      CLASS B
                                           -----------------------------
                                             YEAR ENDED       MARCH 1,
                                             OCTOBER 31,     1999(1) TO
                                           ---------------   OCTOBER 31,
                                            2001     2000       1999
-----------------------------------------  -----------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       11.93    12.06      11.21
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                       0.05     0.12       0.07*
 Net realized and unrealized gain (loss)
 on investments                             -2.40     0.76       0.78
 Total from investment operations           -2.35     0.88       0.85
LESS DISTRIBUTIONS FROM:
 Net investment income                       0.07     0.12         --
 Net realized gain on investments              --     0.89         --
 Total distributions                         0.07     1.01         --
 Net asset value, end of period              9.51    11.93      12.06
 TOTAL RETURN(2):                          -19.82     7.58       7.58
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)            175      193        116
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                         2.00     2.00       2.00
 Gross expenses prior to expense
 reimbursement(3)                            2.16     2.10       2.26
 Net investment income (loss) after
 expense reimbursement(3)(5)                 0.48     0.76       0.86
 Portfolio turnover rate                      242      248        132

                                                                                             CLASS C
                                                                -----------------------------------------------------------------
                                                                SEVEN MONTHS                                           JUNE 30,
                                                                   ENDED              YEAR ENDED OCTOBER 31,          1998(1) TO
                                                                  MAY 31,         ------------------------------      OCTOBER 31,
                                                                  2002(4)          2001        2000        1999          1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                       $        9.49          11.89       12.03       11.11         12.49
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                      $        0.01           0.06        0.17        0.10*         0.04*
 Net realized and unrealized gain (loss) on investments     $        0.60          -2.41        0.71        1.26         -1.42
 Total from investment operations                           $        0.61          -2.35        0.88        1.36         -1.38
LESS DISTRIBUTIONS FROM:
 Net investment income                                      $        0.04           0.05        0.13        0.13            --
 Net realized gain on investments                           $          --             --        0.89        0.31            --
 Total distributions                                        $        0.04           0.05        1.02        0.44            --
 Net asset value, end of period                             $       10.06           9.49       11.89       12.03         11.11
 TOTAL RETURN(2):                                           %        6.48         -19.84        7.57       12.47        -11.05
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                          $       1,743          1,999       2,731       2,626           133
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)             %        2.00           2.00        2.00        2.20          2.23
 Gross expenses prior to expense reimbursement(3)           %        2.25           2.16        2.10        2.26          2.42
 Net investment income (loss) after expense
 reimbursement(3)(5)                                        %       -0.14           0.48        0.76        0.86          1.01
 Portfolio turnover rate                                    %         149            242         248         132           105

--------------------------------------------------------------------------------

(1) Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3) Annualized for periods less than one year.

(4) The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.


                                   ING Strategic Allocation Growth Fund       69

ING STRATEGIC ALLOCATION BALANCED FUND                      FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                              CLASS A                                   CLASS B
                                                -------------------------------------------------------------------   ------------
                                                SEVEN MONTHS                                         JANUARY 20,      SEVEN MONTHS
                                                   ENDED            YEAR ENDED OCTOBER 31,            1997(1) TO         ENDED
                                                  MAY 31,      ---------------------------------     OCTOBER 31,        MAY 31,
                                                  2002(4)       2001     2000     1999     1998          1997           2002(4)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $        9.86       11.65    11.67    11.01    13.22         11.67             9.85
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                      $        0.06        0.21     0.35     0.27*    0.27*         0.30*            0.03
 Net realized and unrealized gain (loss)
 on investments                             $        0.53       -1.76     0.43     0.83    -0.37          1.25             0.51
 Total from investment operations           $        0.59       -1.55     0.78     1.10    -1.10          1.55             0.54
LESS DISTRIBUTIONS FROM:
 Net investment income                      $        0.21        0.24     0.27     0.20     0.41            --             0.12
 Net realized gain on investments           $          --          --     0.53     0.24     1.70            --               --
 Total distributions                        $        0.21        0.24     0.80     0.44     2.11            --             0.12
 Net asset value, end of period             $       10.24        9.86    11.65    11.67    11.01         13.22            10.27
 TOTAL RETURN(2):                           %        6.01      -13.53     7.02    10.10    -1.17         13.28             5.54
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          $      39,763      32,912   32,868   15,389    2,105           547              128
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                        %        1.20        1.20     1.20     1.45     1.52          2.11             1.95
 Gross expenses prior to expense
 reimbursement(3)                           %        1.42        1.36     1.33     1.53     1.68          2.41             2.17
 Net investment income after expense
 reimbursement(3)(5)                        %        1.08        2.02     2.29     2.29     2.33          1.64             0.37
 Portfolio turnover rate                    %         129         204      239      125      116           162              129

                                                      CLASS B
                                           -----------------------------
                                             YEAR ENDED       MARCH 1,
                                             OCTOBER 31,     1999(1) TO
                                           ---------------   OCTOBER 31,
                                            2001     2000       1999
-----------------------------------------  -----------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       11.66    11.68      11.09
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                       0.14     0.18       0.12*
 Net realized and unrealized gain (loss)
 on investments                             -1.77     0.52       0.47
 Total from investment operations           -1.63     0.70       0.59
LESS DISTRIBUTIONS FROM:
 Net investment income                       0.18     0.19         --
 Net realized gain on investments              --     0.53         --
 Total distributions                         0.18     0.72         --
 Net asset value, end of period              9.85    11.66      11.68
 TOTAL RETURN(2):                          -14.18     6.24       5.32
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)            184      139        105
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                         1.95     1.95       2.20
 Gross expenses prior to expense
 reimbursement(3)                            2.11     2.08       2.28
 Net investment income after expense
 reimbursement(3)(5)                         1.27     1.54       1.54
 Portfolio turnover rate                      204      239        125

                                                                                             CLASS C
                                                                -----------------------------------------------------------------
                                                                SEVEN MONTHS                                           JUNE 30,
                                                                   ENDED              YEAR ENDED OCTOBER 31,          1998(1) TO
                                                                  MAY 31,         ------------------------------      OCTOBER 31,
                                                                  2002(4)          2001        2000        1999          1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                       $        9.90          11.66       11.65       11.04         12.18
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                      $        0.03           0.18        0.03        0.18*         0.06*
 Net realized and unrealized gain (loss) on investments     $        0.51          -1.81        0.66        0.83         -1.20
 Total from investment operations                           $        0.54          -1.63        0.69        1.01         -1.14
LESS DISTRIBUTIONS FROM:
 Net investment income                                      $        0.13           0.13        0.15        0.16            --
 Net realized gain on investments                           $          --             --        0.53        0.24            --
 Total distributions                                        $        0.13           0.13        0.68        0.40            --
 Net asset value, end of period                             $       10.31           9.90       11.66       11.65         11.04
 TOTAL RETURN(2):                                           %        5.52         -14.10        6.15        9.30         -9.36
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                          $         116            123         169         127           158
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)             %        1.95           1.95        1.95        2.20          2.24
 Gross expenses prior to expense reimbursement(3)           %        2.17           2.11        2.08        2.28          2.40
 Net investment income after expense reimbursement(3)(5)    %        0.34           1.27        1.54        1.54          1.61
 Portfolio turnover rate                                    %         129            204         239         125           116

--------------------------------------------------------------------------------

(1) Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3) Annualized for periods less than one year.

(4) The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
* Per share data calculated using weighted average number of shares outstanding throughout the period.


 70      ING Strategic Allocation Balanced Fund

FINANCIAL HIGHLIGHTS                        ING STRATEGIC ALLOCATION INCOME FUND

--------------------------------------------------------------------------------

For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                                     CLASS A
                                                          -------------------------------------------------------------
                                                          SEVEN MONTHS                                        JAN. 20,
                                                             ENDED            YEAR ENDED OCTOBER 31,         1997(1) TO
                                                            MAY 31,      ---------------------------------    OCT. 31,
                                                            2002(4)       2001     2000     1999     1998       1997
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $        9.71       10.62    10.48    10.15    12.09      11.01
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                $        0.12        0.29     0.42     0.31*    0.31*      0.29*
 Net realized and unrealized gain (loss) on
 investments                                          $        0.28       -0.86     0.34     0.46    -0.06       0.79
 Total from investment operations                     $        0.40       -0.57     0.76     0.77     0.25       1.08
LESS DISTRIBUTIONS FROM:
 Net investment income                                $        0.37        0.34     0.28     0.22     0.57         --
 Net realized gain on investments                     $          --          --     0.34     0.22     1.62         --
 Total distributions                                  $        0.37        0.34     0.62     0.44     2.19         --
 Net asset value, end of period                       $        9.74        9.71    10.62    10.48    10.15      12.09
 TOTAL RETURN(2):                                     %        4.24       -5.50     7.65     7.65     2.29       9.81
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $      23,120      20.973   18,220   10,371    1,812        481
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)       %        1.15        1.15     1.15     1.45     1.53       2.21
 Gross expenses prior to expense reimbursement(3)     %        1.56        1.50     1.44     1.70     1.96       2.50
 Net investment income after expense
 reimbursement(3)(5)                                  %        1.99        3.05     3.44     2.98     2.97       2.39
 Portfolio turnover rate                              %         101         165      195      120      115        159

                                                                       CLASS B
                                                     -------------------------------------------
                                                     SEVEN MONTHS     YEAR ENDED       MAR. 1,
                                                        ENDED         OCTOBER 31,     1999(1) TO
                                                       MAY 31,      ---------------    OCT. 31,
                                                       2002(2)       2001     2000       1999
---------------------------------------------------  -------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                     9.73       10.63    10.49      10.08
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                    0.02        0.27     0.38       0.16*
 Net realized and unrealized gain (loss) on
 investments                                              0.33       -0.91     0.31       0.25
 Total from investment operations                         0.35       -0.64     0.69       0.41
LESS DISTRIBUTIONS FROM:
 Net investment income                                    0.28        0.26     0.21         --
 Net realized gain on investments                           --          --     0.34         --
 Total distributions                                      0.28        0.26     0.55         --
 Net asset value, end of period                           9.80        9.73    10.63      10.49
 TOTAL RETURN(2):                                         3.66       -6.14     6.91       4.07
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                         217         125      115        123
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)           1.90        1.90     1.90       2.20
 Gross expenses prior to expense reimbursement(3)         2.31        2.25     2.19       2.45
 Net investment income after expense
 reimbursement(3)(5)                                      1.21        2.30     2.69       2.23
 Portfolio turnover rate                                   101         165      195        120

                                                                                             CLASS C
                                                                -----------------------------------------------------------------
                                                                SEVEN MONTHS                                           JUN. 30,
                                                                   ENDED              YEAR ENDED OCTOBER 31,          1998(1) TO
                                                                  MAY 31,         ------------------------------       OCT. 31,
                                                                  2002(4)          2001        2000        1999          1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                       $        9.69          10.59       10.46       10.18         10.72
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                      $        0.10           0.24        0.32        0.23*         0.08*
 Net realized and unrealized gain (loss) on investments     $        0.26          -0.88        0.36        0.46         -0.62
 Total from investment operations                           $        0.36          -0.64        0.68        0.69         -0.54
LESS DISTRIBUTIONS FROM:
 Net investment income                                      $        0.29           0.26        0.21        0.19            --
 Net realized gain on investments                           $          --             --        0.34        0.22            --
 Total distributions                                        $        0.29           0.26        0.55        0.41            --
 Net asset value, end of period                             $        9.76           9.69       10.59       10.46         10.18
 TOTAL RETURN(2):                                           %        3.74          -6.18        6.81        6.88         -5.04
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                          $         240            251         275         304           171
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)             %        1.90           1.90        1.90        2.20          2.24
 Gross expenses prior to expense reimbursement(3)           %        2.31           2.25        2.19        2.45          2.67
 Net investment income after expense reimbursement(3)(5)    %        1.23           2.30        2.69        2.23          2.26
 Portfolio turnover rate                                    %         101            165         195         120           115

--------------------------------------------------------------------------------

(1) Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3) Annualized for periods less than one year.

(4) The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.


                                   ING Strategic Allocation Income Fund       71

In addition to the Funds offered in this Prospectus, ING Funds Distributor, Inc. also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

DOMESTIC EQUITY AND INCOME FUNDS
ING Convertible Fund
ING Equity and Income Fund

DOMESTIC EQUITY GROWTH FUNDS
ING Growth + Value Fund
ING Growth Opportunities Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING Research Enhanced Index Fund
ING SmallCap Opportunities Fund

DOMESTIC EQUITY VALUE FUNDS
ING Financial Services Fund
ING Large Company Value Fund
ING MagnaCap Fund
ING Tax Efficient Equity Fund

FIXED INCOME FUNDS
ING GNMA Income Fund
ING High Yield Bond Fund
ING High Yield Opportunity Fund
ING Intermediate Bond Fund
ING National Tax-Exempt Bond Fund
ING Strategic Income Fund

GLOBAL EQUITY FUNDS
ING Global Real Estate Fund
ING Global Technology Fund
ING Worldwide Growth Fund

INTERNATIONAL EQUITY FUNDS
ING Asia-Pacific Equity Fund
ING Emerging Countries Fund
ING European Equity Fund
ING International Fund
ING International SmallCap Growth Fund
ING International Value Fund
ING Precious Metals Fund
ING Russia Fund

MONEY MARKET FUNDS
ING Classic Money Market Fund
ING Money Market Fund

LOAN PARTICIPATION FUNDS
ING Senior Income Fund
ING Prime Rate Trust

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING FUNDS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING Funds. The SAI is legally part of this prospectus
(it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange
Commission (SEC). Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, N.W.
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:


ING Series Fund, Inc.                811-6352
  ING International Growth Fund
  ING Growth Fund
  ING Small Company Fund
  ING Index Plus LargeCap Fund
  ING Index Plus MidCap Fund
  ING Index Plus SmallCap Fund
  ING Value Opportunity Fund
  ING Balanced Fund
  ING Growth and Income Fund
  ING Technology Fund
  ING Bond Fund
  ING Government Fund
  ING Aeltus Money Market Fund
  ING Strategic Allocation Growth
    Fund
  ING Strategic Allocation Balanced
    Fund
  ING Strategic Allocation Income
    Fund



   [ING FUNDS LOGO]                     ATABCPROSXXXXXX-XXXXXX

       PROSPECTUS

[ABACUS PHOTO]

       October 1, 2002


       Class I
                                                 INSTITUTIONAL CLASS SHARES

                                                 INTERNATIONAL FUND
                                                 ING International Growth Fund

                                                 DOMESTIC EQUITY GROWTH FUNDS
                                                 ING Growth Fund
                                                 ING Small Company Fund
                                                 ING Technology Fund

                                                 DOMESTIC EQUITY INDEX FUNDS
                                                 ING Index Plus LargeCap Fund
                                                 ING Index Plus MidCap Fund
                                                 ING Index Plus SmallCap Fund

                                                 DOMESTIC EQUITY VALUE FUND
                                                 ING Value Opportunity Fund

                                                 DOMESTIC EQUITY AND INCOME
                                                 FUNDS
                                                 ING Balanced Fund
                                                 ING Growth and Income Fund

                                                 FIXED INCOME FUNDS
                                                 ING Bond Fund
                                                 ING Government Fund
                                                 ING Aeltus Money Market Fund


                                                 STRATEGIC ALLOCATION FUNDS


                                                 ING Strategic Allocation Growth
                                                 Fund


                                                 ING Strategic Allocation
                                                 Balanced Fund


                                                 ING Strategic Allocation Income
                                                 Fund


       This Prospectus contains important information about investing in the ING Funds. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Funds will achieve their objectives. As with all mutual funds, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

                                                         [ING FUNDS LOGO]
                                               (formerly the Aetna Funds)

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT
         STRATEGY



[SCALE GRAPHIC]
         RISKS




This Prospectus describes each Fund's objective, investment strategy and risks.

You'll also find:

[MONEY GRAPHIC]
         HOW THE
         FUND HAS
         PERFORMED



HOW THE FUND HAS PERFORMED. A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).


[PENNY]  WHAT YOU
         PAY TO
         INVEST




WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.

    INTRODUCTION TO THE ING FUNDS
    FUNDS AT A GLANCE                                        2
    INTERNATIONAL FUND
    ING International Growth Fund                            4



    DOMESTIC EQUITY GROWTH FUNDS
    ING Growth Fund                                          6
    ING Small Company Fund                                   8
    ING Technology Fund                                     10



    DOMESTIC EQUITY INDEX FUNDS
    ING Index Plus LargeCap Fund                            12
    ING Index Plus MidCap Fund                              14
    ING Index Plus SmallCap Fund                            16



    DOMESTIC EQUITY VALUE FUNDS
    ING Value Opportunity Fund                              18



    DOMESTIC EQUITY AND INCOME FUNDS
    ING Balanced Fund                                       20
    ING Growth and Income Fund                              22



    FIXED INCOME FUNDS
    ING Bond Fund                                           24
    ING Government Fund                                     26
    ING Aeltus Money Market Fund                            28



    STRATEGIC ALLOCATION FUNDS
    ING Strategic Allocation Growth Fund                    30
    ING Strategic Allocation Balanced Fund                  30
    ING Strategic Allocation Income Fund                    30

    WHAT YOU PAY TO INVEST                                  36
    SHAREHOLDER GUIDE                                       38
    MANAGEMENT OF THE FUNDS                                 42
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      44
    MORE INFORMATION ABOUT RISKS                            45
    FINANCIAL HIGHLIGHTS                                    49
    WHERE TO GO FOR MORE INFORMATION                Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FUNDS AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the investment objective, main investments and main risks of each Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objective, strategies and risks, which begin on page 4.


                  FUND                                                   INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------------------------
INTERNATIONAL     International Growth Fund                              Long-term capital growth
FUND              Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          Growth Fund                                            Growth of Capital
EQUITY GROWTH     Adviser: ING Investments, LLC
FUNDS             Sub-Adviser: Aeltus Investment Management, Inc.

                  Small Company Fund                                     Growth of Capital
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  Technology Fund                                        Long-term capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: AIC Asset Management, LLC


DOMESTIC          Index Plus LargeCap Fund                               Outperform the total return
EQUITY INDEX      Adviser: ING Investments, LLC                          performance of the Standard &
FUNDS             Sub-Adviser: Aeltus Investment Management, Inc.        Poor's 500 Composite Stock
                                                                         Price Index (S&P 500 Index),
                                                                         while maintaining a market
                                                                         level of risk

                  Index Plus MidCap Fund                                 Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's MidCap 400 Index (S&P
                                                                         400 Index), while maintaining
                                                                         a market level of risk

                  Index Plus SmallCap Fund                               Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's SmallCap 600 Index (S&P
                                                                         600 Index), while maintaining
                                                                         a market level of risk


DOMESTIC          Value Opportunity Fund                                 Growth of Capital
EQUITY VALUE      Adviser: ING Investments, LLC
FUND              Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          Balanced Fund                                          Maximize total return with
EQUITY AND        Adviser: ING Investments, LLC                          reasonable safety of principal
INCOME FUNDS      Sub-Adviser: Aeltus Investment Management, Inc.

                  Growth and Income Fund                                 Long-term capital growth and
                  Adviser: ING Investments, LLC                          income
                  Sub-Adviser: Aeltus Investment Management, Inc.


FIXED INCOME      Bond Fund                                              Provide as high a level of
FUNDS             Adviser: ING Investments, LLC                          total return as is consistent
                  Sub-Adviser: Aeltus Investment Management, Inc.        with reasonable risk

                  ING Government Fund                                    Provide income consistent with
                  Adviser: ING Investments, LLC                          the preservation of capital
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  Aeltus Money Market Fund                               Provide high current return
                  Adviser: ING Investments, LLC                          consistent with the
                  Sub-Adviser: Aeltus Investment Management, Inc.        preservation of capital and
                                                                         liquidity


STRATEGIC         Strategic Allocation Growth Fund                       Capital appreciation
ALLOCATION        Adviser: ING Investments, LLC
FUNDS             Sub-Adviser: Aeltus Investment Management, Inc.

                  Strategic Allocation Balanced Fund                     Provide total return (i.e.,
                  Adviser: ING Investments, LLC                          income and capital
                  Sub-Adviser: Aeltus Investment Management, Inc.        appreciation, both realized
                                                                         and unrealized)

                  Strategic Allocation Income Fund                       Provide total return
                  Adviser: ING Investments, LLC                          consistent with preservation
                  Sub-Adviser: Aeltus Investment Management, Inc.        of capital


 2      Funds at a Glance

                                                               FUNDS AT A GLANCE
--------------------------------------------------------------------------------

MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Common stocks principally traded in countries             Price volatility and other risks that accompany an
outside of the U.S.                                       investment in foreign equities. Sensitive to currency
                                                          exchange rates, international political and economic
                                                          conditions and other risks that affect foreign securities.


Equity securities of large U.S. companies.                Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities of small-sized U.S. companies.          Price volatility and other risks that accompany an
                                                          investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during period of economic uncertainty.


Equity securities of companies in the information         Price volatility and other risks that accompany an
technology sector.                                        investment in equity securities and maintaining a
                                                          non-diversified portfolio focusing on companies engaged in information technology section.


Equity securities included in the S&P 500 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities included in the S&P 400 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities included in the S&P 600 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to be undervalued.                                        investment in equity securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to offer above-average growth potential.                  investment in equity securities.


Investment grade debt securities with a minimum           Credit, interest rate, repayment and other risks that
average portfolio quality being investment grade,         accompany an investment in fixed income securities. May be
and dollar weighted average maturity generally            sensitive to credit risk during economic downturns.
ranging between five and ten years.


Securities issued or guaranteed as to the timely          Credit, interest rate, repayment and other risks that
payment of principal and interest by the U.S.             accompany an investment in government bonds and mortgage
Government, its agencies or instrumentalities.            related investments. Generally has less credit risk than
                                                          other income funds.


High quality, money market instruments.                   Credit, interest rate, repayment and other risks that
                                                          accompany an investment in U.S. dollar-denominated
                                                          short-term securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Funds at a Glance       3

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INTERNATIONAL GROWTH FUND                 Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term capital growth primarily through investment in common stocks principally traded in countries outside of the United States. International Growth will not target any given level of current income.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, International Growth invests at least 65% of its total assets in securities principally traded in three or more countries outside of the U.S. These securities may include common stocks as well as securities convertible into common stock.

In managing International Growth, Aeltus looks to:

- Diversify the Fund's portfolio by investing in a mix of stocks that it believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value.

- Allocate assets among several geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for growth as well as stable exchange rates.

- Invest primarily in established foreign securities markets, although it may invest in emerging markets as well.

- Use internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies. Aeltus analyzes cash flows, earnings and dividends of each company, in an attempt to select companies with long-term sustainable growth characteristics.

The Fund may employ currency hedging strategies to protect the portfolio from adverse effects on the U.S. dollar.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others: The principal risks of investing in International Growth are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks of foreign investing include:

- Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts.

- Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable.

- Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

- Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries.

- Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions.

 4      ING International Growth Fund

                                                   ING INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

   1992      1993       1994       1995       1996       1997       1998       1999       2000       2001
  -------   -------    -------    -------    -------    -------    -------    -------    -------    -------
  -10.84%     30.37%      0.04%      6.98%     23.23%     15.91%     18.34%     52.09%    -21.46%    -25.74%

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
               4th quarter 1999:  31.90%
               3rd quarter 2001: -21.18%
             Fund's year-to-date total return as of June 30, 2002:
                                    -11.76%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International -- Europe, Australia and Far East Index (MSCI EAFE Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %  -25.74          4.00                  6.44
Class I Return After Taxes on Distributions                     %  -25.74          0.31                  3.69
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %  -15.67          2.25                  4.36
MSCI EAFE Index (reflects no deduction for fees, expenses or
  taxes)(2)                                                     %  -21.21          1.17                  4.76(3)

(1) Class I commenced operations on January 3, 1992.

(2) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(3) The MSCI EAFE Index return is for the period beginning January 3, 1992 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING International Growth Fund       5

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GROWTH FUND                               Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Growth invests at least 65% of its total assets in common stocks and securities convertible into common stock.

In managing Growth, Aeltus:

- Emphasizes stocks of larger companies, although Growth may invest in companies of any size.

- Uses internally developed quantitative computer models to evaluate the financial characteristics (for example, earnings growth consistency, earnings momentum, and price/free cash flow ratio) of approximately 1,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates but whose perceived value is not reflected in the stock price.

- Focuses on companies that it believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others: The principal risks of investing in Growth are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

 6      ING Growth Fund

                                                                 ING GROWTH FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992     1993     1994     1995     1996     1997     1998     1999      2000      2001
  -----    -----    -----    -----    -----    -----    -----    -----    ------    ------
                     5.59    34.30    22.12    22.75    37.90    35.09    -12.60    -27.38

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                           4th quarter 1998 :  23.31%
                           1st quarter 2001 : -23.59%
             Fund's year-to-date total return as of June 30, 2002:
                                    -17.06%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 1000 Growth Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %  -27.38          7.74                  12.23
Class I Return After Taxes on Distributions                     %  -27.38          5.09                   9.45
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %  -16.67          5.73                   9.36
Russell 1000 Growth Index (reflects no deduction for fees,
expenses or taxes)(2)                                           %  -20.42          8.27                  12.58(3)

(1) Class I commenced operations on January 4, 1994.

(2) The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

(3) The Russell 1000 Growth Index return is for the period beginning January 4, 1994 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                         ING Growth Fund       7

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING SMALL COMPANY FUND                        Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Small Company invests at least 80% of its assets in common stocks and securities convertible into common stock of small-capitalization companies, defined as:

- The 2,000 smallest of the 3,000 largest U.S. companies (as measured by market capitalization).

- All companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index.

- Companies with market capitalizations lower than companies included in the first two categories.

In managing Small Company, Aeltus:

- Invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value.

- Uses internally developed quantitative computer models to evaluate financial characteristics (for example, changes in earnings, earnings estimates and price momentum) of over 2,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price.

- Considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management.

- May invest, to a limited extent, in foreign stocks.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:
The principal risks of investing in Small Company are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks include:

- Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies.

- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid.

- When selling a large quantity of a particular stock, the Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

- Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 8      ING Small Company Fund

                                                          ING SMALL COMPANY FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992      1993      1994       1995       1996       1997       1998       1999      2000       2001
  ----      ----      ----      -------    -------    -------    -------    -------   -------    -------

                         1.30%    48.17%     13.62%     33.28%      1.27%     31.01%     7.65%      3.74%

(1) These figures are for the year ended December 31 of each year.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                           1st quarter 2000 :  28.43%
                           3rd quarter 1998 : -18.17%
             Fund's year-to-date total return as of June 30, 2002:
                                     -7.28%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %    3.74           14.58                  16.41
Class I Return After Taxes on Distributions                     %    3.63           11.28                  12.64
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %    2.28           10.41                  11.88
Russell 2000 Index (reflects no deduction for fees, expenses
or taxes)(2)                                                    %    2.49            7.52                   9.79(3)

(1) Class I commenced operations on January 4, 1994.

(2) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.

(3) The Russell 2000 Index return is for the period beginning January 4, 1994 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING Small Company Fund       9

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING TECHNOLOGY FUND                                    AIC Asset Management, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Technology invests at least 80% of its assets in common stocks and securities convertible into common stock of companies in the information technology sector.

Companies in the information technology sector include companies that AIC Asset Management, LLC (AIC) considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. The following examples illustrate the wide range of products and services provided by this sector:

- Computer hardware and software of any kind, including, for example, semiconductors, minicomputers, and peripheral equipment.

- Telecommunications products and services.

- Multimedia products and services, including, for example, goods and services used in the broadcast and media industries.

- Data processing products and services.

- Financial services companies that collect or disseminate market, economic, and financial information.

- Internet companies and other companies engaged in, or providing products or services for, e-commerce.

AIC considers a company to be principally engaged in the information technology industries if at the time of investment at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. AIC will also consider a company to be principally engaged in the information technology industries if it has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.

In selecting stocks for Technology, AIC looks at a company's valuation relative to its potential long-term growth rate. AIC may look to see whether a company offers a new or improved product, service, or business operation; whether it has experienced a positive change in its financial or business condition; whether the market for its goods or services has expanded or experienced a positive change; and whether there is a potential catalyst for positive change in the company's business or stock price. Technology may sell a security if AIC determines that the company has become overvalued due to price appreciation or has experienced a change in its business fundamentals, if the company's growth rate slows substantially, or if AIC believes that another investment offers a better opportunity.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Technology are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Because Technology's investments are concentrated in the information technology sector, Technology may be subject to more abrupt swings in value than a fund which invests in a broader range of industries.

Investments in information technology companies may be highly volatile. Changes in their prices may reflect changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of information technology investments generally.

Technology may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

 10      ING Technology Fund

                                                             ING TECHNOLOGY FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992     1993     1994     1995     1996     1997     1998     1999     2000      2001
  -----    -----    -----    -----    -----    -----    -----    -----    -----    ------
                                                                                   -24.67

(1) This figure is for the year ended December 31, 2001.

(2) Effective March 1, 2000, ING Investments, LLC serves as investment adviser. Formerly, Aeltus Investment Management, Inc. served as the investment adviser. Despite the change in investment adviser, AIC Asset Management, LLC has served as Sub-Adviser since the Fund commenced operations.

            Best and worst quarterly performance during this period:
                           4th quarter 2001 :  39.63%
                           3rd quarter 2001 : -34.92%
             Fund's year-to-date total return as of June 30, 2002:
                                    -29.04%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Goldman Sachs Technology Industry Composite Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class I Return Before Taxes                                     %   -24.67           -34.61                  N/A
Class I Return After Taxes on Distributions                     %   -24.67           -34.61                  N/A
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %   -15.02           -26.60                  N/A
Goldman Sachs Technology Industry Composite Index
(reflects no deduction for fees, expenses or taxes)(2)          %   -28.69           -38.48(3)               N/A

(1) Class I commenced operations on March 1, 2000.

(2) The Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.

(3) The Goldman Sachs Technology Industry Composite Index return is for the period beginning March 1, 2000 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                    ING Technology Fund       11

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INDEX PLUS LARGECAP FUND                  Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500 Index), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Index Plus LargeCap invests at least 80% of its assets in stocks included in the S&P 500 Index. The S&P 500 Index is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation.

In managing Index Plus LargeCap, Aeltus attempts to achieve the Fund's objective by overweighting those stocks in the S&P 500 Index that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. Stocks that Aeltus believes are likely to match the performance of the S&P 500 Index are generally invested in proportion to their representation in the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, Aeltus generally includes in Index Plus LargeCap between 400 and 450 of the stocks included in the S&P 500 Index. Although the Fund will not hold all the stocks in the S&P 500 Index, Aeltus expects that there will be a close correlation between the performance of Index Plus LargeCap and that of the S&P 500 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500 Index.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Index Plus LargeCap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

 12      ING Index Plus LargeCap Fund

                                                    ING INDEX PLUS LARGECAP FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992     1993     1994     1995     1996     1997     1998     1999     2000      2001
  -----    -----    -----    -----    -----    -----    -----    -----    -----    ------
                                               33.93%   32.50%   24.51%   -9.46%   -13.97%

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                           4th quarter 1998 :  22.49%
                           3rd quarter 2001 : -13.82%
             Fund's year-to-date total return as of June 30, 2002:
                                    -12.64%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %  -13.97          11.47                 11.07
Class I Return After Taxes on Distributions                     %  -14.26          10.25                  9.86
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %   -8.51           8.84                  8.51
S&P 500 Index (reflects no deduction for fees, expenses or
taxes)(2)                                                       %  -11.88          10.70                 10.61(3)

(1) Class I commenced operations on December 10, 1996.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) The S&P 500 Index return is for the period beginning December 10, 1996 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Index Plus LargeCap Fund       13

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INDEX PLUS MIDCAP FUND                    Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400 Index), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Index Plus MidCap invests at least 80% of its assets in stocks included in the S&P 400 Index. The S&P 400 Index is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.

In managing Index Plus MidCap, Aeltus attempts to achieve the Fund's objective by overweighting those stocks in the S&P 400 Index that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Fund will not hold all of the stocks in the S&P 400 Index, Aeltus expects that there will be a close correlation between the performance of Index Plus MidCap and that of the S&P 400 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 400 Index.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Index Plus MidCap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. In addition, stocks of medium sized companies tend to be more volatile and less liquid than stocks of larger companies.

The success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

 14      ING Index Plus MidCap Fund

                                                      ING INDEX PLUS MIDCAP FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992    1993    1994    1995    1996    1997    1998    1999    2000     2001
  -----   -----   -----   -----   -----   -----   -----   -----   -----    -----
                                                          15.61%  19.98%   -1.59%

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                           4th quarter 1999 :  18.79%
                           3rd quarter 2001 : -13.72%
             Fund's year-to-date total return as of June 30, 2002:
                                     -1.22%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class I Return Before Taxes                                     %    -1.59            14.34                  N/A
Class I Return After Taxes on Distributions                     %    -1.75            11.28                  N/A
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %    -0.97            10.36                  N/A
S&P MidCap 400 Index (reflects no deduction for fees,
expenses or taxes)(2)                                           %    -0.61            12.67(3)               N/A

(1) Class I commenced operations on February 3, 1998.

(2) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(3) The S&P MidCap 400 Index return is for the period beginning February 3, 1998 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Index Plus MidCap Fund       15

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INDEX PLUS SMALLCAP FUND                  Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600 Index), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Index Plus SmallCap invests at least 80% of its assets in stocks included in the S&P 600 Index. The S&P 600 Index is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.

In managing Index Plus SmallCap, Aeltus attempts to achieve the Fund's objective by overweighting those stocks in the S&P 600 Index that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Fund will not hold all of the stocks in the S&P 600 Index, Aeltus expects that there will be a close correlation between the performance of Index Plus SmallCap and that of the S&P 600 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 600 Index.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Index Plus SmallCap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks include:

- Stocks of smaller companies carry higher risks than stocks of larger companies because smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.

- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations.

- When selling a large quantity of a particular stock, the Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Finally, the success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

 16      ING Index Plus SmallCap Fund

                                                    ING INDEX PLUS SMALLCAP FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992    1993    1994    1995    1996    1997    1998    1999    2000     2001
  -----   -----   -----   -----   -----   -----   -----   -----   -----    -----
                                                          10.28    7.83     3.21



(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                           4th quarter 2001 :  17.84%
                           3rd quarter 2001 : -14.93%
             Fund's year-to-date total return as of June 30, 2002:
                                     0.90%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's SmallCap 600 Index (S&P 600 Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class I Return Before Taxes                                     %    3.21            5.37                  N/A
Class I Return After Taxes on Distributions                     %    3.21            5.33                  N/A
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %    1.95            4.34                  N/A
S&P 600 Index (reflects no deduction for fees, expenses or
taxes)(2)                                                       %    6.54            7.58(3)               N/A

(1) Class I commenced operations on February 3, 1998.

(2) The S&P 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of approximately $900 million.

(3) The S&P SmallCap 600 Index return is for the period beginning February 3, 1998 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Index Plus SmallCap Fund       17

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VALUE OPPORTUNITY FUND                    Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Value Opportunity invests at least 65% of its total assets in common stocks and securities convertible into common stock. In managing Value Opportunity, Aeltus tends to invest in larger companies it believes are trading below their perceived value, although it may invest in companies of any size. Aeltus believes that Value Opportunity's investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems or for other reasons. In searching for investments, Aeltus evaluates financial and other characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive. Aeltus looks to sell a security when company business fundamentals deteriorate or when price objectives are reached.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Value Opportunity are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

 18      ING Value Opportunity Fund

                                                      ING VALUE OPPORTUNITY FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

   1992    1993    1994    1995    1996    1997    1998    1999    2000   2001
  ------  ------  ------  ------  ------  ------  ------  ------  ------  -----
                                                          19.60%  8.41%   -10.15%

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                           4th quarter 1999 :  16.42%
                           3rd quarter 2001 : -15.78%
             Fund's year-to-date total return as of June 30, 2002:
                                    -10.47%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class I Return Before Taxes                                     %   -10.15             8.41                  N/A
Class I Return After Taxes on Distributions                     %   -10.15             6.73                  N/A
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %    -6.18             6.45                  N/A
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(2)                                                     %   -11.88             5.49(3)               N/A

(1) Class I commenced operations on February 2, 1998.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) The S&P 500 Index return is for the period beginning February 2, 1998 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Value Opportunity Fund       19

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING BALANCED FUND                             Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to maximize total return with reasonable safety of principal by investing in a diversified portfolio of stocks, bonds and money market instruments.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Balanced allocates its assets between the following asset classes:

- equities, such as common and preferred stocks;

- debt, such as bonds, mortgage-related and other asset-backed securities;

- U.S. Government securities; and

- money market instruments.

Aeltus typically maintains approximately 60% of Balanced's total assets in equities and approximately 40% of its total assets in debt (including money market instruments), although those percentages may vary from time to time depending on Aeltus' view of the relative attractiveness of each asset class. In making asset allocation decisions, Aeltus uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market. Within each asset class, Aeltus uses quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose perceived value is not reflected in their equity or debt securities. Aeltus generally does not attempt to respond to short-term swings in the market by quickly changing the characteristics of the Fund's portfolio.

In managing the equity component of Balanced, Aeltus typically emphasizes investment in stocks of larger companies, although it may invest in stocks of smaller companies and stocks of foreign issuers.

In managing the debt component of Balanced, Aeltus looks to select investments with the opportunity to enhance the portfolio's yield and total return, focusing on performance over the long term. The Fund may invest up to 15% of its total assets in high-yield instruments. High-yield bonds are fixed income securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Services, Inc. (Moody's) or, if unrated, considered by Aeltus to be of comparable quality. The Fund may also invest in foreign debt securities.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Balanced are those generally attributable to stock and bond investing. The success of the Fund's strategy depends on Aeltus' skill in allocating Fund assets between equities and debt and in choosing investments within those categories. Because the Fund's assets are allocated between equities and fixed income securities, Balanced may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

Risks attributable to stock investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Further, stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

The Fund's fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. In either case, the price of Fund shares may fall. High-yield instruments are even more sensitive to economic and market conditions than other fixed income instruments.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce the risk may not perform as expected.

 20      ING Balanced Fund

                                                               ING BALANCED FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992     1993     1994     1995     1996     1997     1998     1999     2000      2001
  -----    -----    -----    -----    -----    -----    -----    -----    -----    ------
  6.68      9.73    -1.73    26.18    15.34    21.09    16.52    12.27    -1.05     -4.61

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                            4th quarter 1998: 12.85%
                            3rd quarter 2001: -7.61%
             Fund's year-to-date total return as of June 30, 2002:
                                     -5.79%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index and the Lehman Brothers Aggregate Bond Index (LBAB Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %  -4.61           8.38                   9.61
Class I Return After Taxes on Distributions                     %  -5.41           5.53                   7.04
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %  -2.81           5.84                   6.94
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(2)                                                     %  -11.88         10.70                  12.94(3)
LBAB Index (reflects no deduction for fees, expenses or
  taxes)(4)                                                     %   8.44           7.43                   7.23(5)
Composite Index (reflects no deduction for fees, expenses or
  taxes)(6)                                                     %  -3.71           9.81                  10.88

(1) Class I commenced operations on January 3, 1992.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) The S&P 500 Index return is for the period beginning January 3, 1992 (inception date of the Fund).

(4) The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

(5) The LBAB Index return is for the period beginning January 3, 1992 (inception date of the Fund).

(6) The Composite Index consists of 60% S&P 500 Index and 40% LBAB.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      ING Balanced Fund       21

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GROWTH AND INCOME FUND                    Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term growth of capital and income through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stock believed to offer above-average growth potential.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Growth and Income invests at least 65% of its total assets in common stocks that Aeltus believes have significant potential for capital appreciation or income growth or both.

In managing Growth and Income, Aeltus:

- Emphasizes stocks of larger companies.

- Looks to invest the Fund's assets in stocks of small and medium-sized companies and stocks of foreign issuers, depending upon market conditions.

- Combines internally developed quantitative computer models with a qualitative overlay to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, Aeltus attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Growth and Income are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Although Aeltus emphasizes large cap stocks, to the extent the Fund is diversified across asset classes, it may not perform as well as less diversified funds when large cap stocks are in favor. Additionally, stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 22      ING Growth and Income Fund

                                                      ING GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992        1993       1994       1995       1996       1997       1998       1999       2000       2001
  ----       -------    -------    -------    -------    -------    -------    -------    -------    -------
  7.81%         6.58%     -0.34%     31.49%     27.83%     31.51%     14.88%     17.87%    -11.40%    -18.66%

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                           4th quarter 1998 :  19.38%
                          1st  quarter 2001 : -16.04%
             Fund's year-to-date total return as of June 30, 2002:
                                    -12.38%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                    5 YEARS                10 YEARS
                                                                    1 YEAR     (OR LIFE OF CLASS)    (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %   -18.66             5.12                   9.47
Class I Return After Taxes on Distributions                     %   -18.80             1.76                   6.64
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %   -11.37             3.38                   7.03
S&P 500 Index (reflects no deduction for fees, expenses or
taxes)(2)                                                       %   -11.88            10.70                  12.94(3)

(1) Class I commenced operations on January 3, 1992.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) The S&P 500 Index return is for the period beginning January 3, 1992 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Growth and Income Fund       23

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING BOND FUND                                 Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to provide as high a level of total return as is consistent with reasonable risk, primarily through investment in a diversified portfolio of investment-grade corporate bonds, and debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, ING Bond Fund invests at least 80% of its assets in:

- High-grade corporate bonds,

- Mortgage-related and other asset-backed securities, and

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

High-grade securities are rated at least A by S&P or Moody's, or if unrated, considered by Aeltus to be of comparable quality. The Fund may also invest up to 15% of its total assets in high-yield instruments, and up to 25% of its total assets in foreign debt securities. The Fund may invest in zero coupon securities.

In managing the ING Bond Fund, Aeltus:

- Looks to construct an intermediate-term (generally consisting of securities with an average maturity of between 5-10 years), high-quality portfolio by selecting investments with the opportunity to enhance the portfolio's overall total return and yield, while managing volatility.

- Uses quantitative computer models to identify issuers whose perceived value is not reflected in their security prices.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in ING Bond Fund are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates.

For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. The risks associated with high-yield bonds also apply to zero coupon securities.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 24      ING Bond Fund

                                                                   ING BOND FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992    1993     1994     1995     1996    1997    1988    1999     2000     2001
  ----    -----    -----    -----    ----    ----    ----    -----    -----    ----
  7.22%   10.22%   -3.26%   17.03%   3.39%   7.91%   8.45%   -0.86%    9.58%   8.60%

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                           2nd quarter 1995 :  5.78%
                            1st quarter 1994 : -2.39%
             Fund's year-to-date total return as of June 30, 2002:
                                     2.63%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers Aggregate Bond Index (LBAB Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %     8.60            6.66                  6.69
Class I Return After Taxes on Distributions                     %     5.61            4.18                  4.26
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %     5.20            4.09                  4.17
LBAB Index (reflects no deduction for fees, expenses or
  taxes)(2)                                                     %     8.44            7.43                  7.23(3)

(1) Class I commenced operations on January 3, 1992.

(2) The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

(3) The LBAB Index return is for the period beginning January 3, 1992 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                          ING Bond Fund       25

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GOVERNMENT FUND                           Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to provide income consistent with the preservation of capital through investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, ING Government invests at least 80% of its assets in U.S. Government securities. U.S. Government securities include securities issued by the U.S. Treasury, individual government agencies and certain organizations created through federal legislation. Securities issued by the U.S. Treasury are backed by the full faith and credit of the federal government, the strongest form of credit backing in the United States Securities issued by individual agencies and organizations may be backed by the full faith and credit of the federal government as to principal or interest but are not direct obligations of the U.S. Treasury. Government securities also include certain mortgage-related securities that are sponsored by a U.S. Government agency or organization and are not direct obligations of the U.S. Government.

In managing ING Government, Aeltus:

- Looks to construct an intermediate-term, high-quality portfolio by selecting investments with the potential to enhance the portfolio's overall yield and total return.

- Uses quantitative computer models to identify attractive investments within the U.S. Government securities markets. As a result, ING Government may, at times, emphasize one type of U.S. Government security rather than another.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in ING Government are those generally attributable to bond investing, including increases in interest rates. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates.

In addition to being sensitive to changes in interest rates, the prices of mortgage-related securities also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

 26      ING Government Fund

                                                             ING GOVERNMENT FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992      1993      1994       1995      1996       1997       1998       1999       2000       2001
  ----      ----      ----      -------   -------    -------    -------    -------    -------    -------
                        -1.89%    16.00%     2.29%      9.32%      7.72%     -0.38%     10.52%      6.94%

(1) These figures are for the year ended December 31 of each year.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                            2nd quarter 1995:  5.12%
                            1st  quarter 1996: -1.82%
             Fund's year-to-date total return as of June 30, 2002:
                                     3.23%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers Intermediate Government Bond Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %    6.94            6.75                  6.18
Class I Return After Taxes on Distributions                     %    4.65            4.48                  3.82
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %    4.27            4.29                  3.76
Lehman Brothers Intermediate Government Bond Index (reflects
no deduction for fees, expenses or taxes)(2)                    %    8.42            7.06                  6.46(3)

(1) Class I commenced operations on January 4, 1994.

(2) The Lehman Brothers Intermediate Government Bond Index is an unmanaged index that includes those bonds found in the Lehman Brothers Government Bond Index that have a maturity of one to 9.99 years.

(3) The Lehman Brothers Intermediate Government Bond Index return is for the period beginning January 4, 1994 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                    ING Government Fund       27

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING AELTUS MONEY MARKET FUND                  Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Money Market invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. Government agencies), corporate debt securities, commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by Aeltus to be of comparable quality. Aeltus seeks to maintains a dollar-weighted average portfolio maturity of 90 days or less.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


The Fund is subject to the risks associated with investing in debt securities.



An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.



Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.



CHANGES IN INTEREST RATES -- money market funds, like the Fund, are subject to less interest rate risk than other income funds because they invest in debt securities with a remaining maturity not greater than 397 days. Still, the value of the Fund's investments may fall when interest rates rise.



CREDIT RISK -- money market funds, like the Fund, are subject to less credit risk than other income funds because they invest in short-term debt securities of the highest quality. Still, the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.



U.S. GOVERNMENT SECURITIES -- some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines due to changing interest rates. If an obligation, such as an obligation issued by the Federal National Mortgage Association, the Student Loan Marketing Association, the Federal Home Loan Bank and the Federal Home Loan Mortgage Corporation, is supported only by the credit of the agency or instrumentality issuing the obligation, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Securities directly supported by the full faith and credit of the U.S. Government have less credit risk.



RISK OF CONCENTRATION IN BANKING OBLIGATIONS -- the risks of concentrating in investments in the banking industry include credit risk, interest rate risks, and regulatory risk (the impact of state or federal legislation and regulations).



RISK OF FOREIGN INVESTING -- Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions that might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Further, adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.


 28      ING Aeltus Money Market Fund

                                                    ING AELTUS MONEY MARKET FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

                       1992        1993       1994       1995       1996       1997       1998       1999       2000       2001
                       ----       -------    -------    -------    -------    -------    -------    -------    -------    -------
                          4.04%      3.29%      4.29%      5.99%      5.41%      5.45%      5.32%      4.98%      6.07%      3.85%

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                            4th quarter 2000: 1.56%
                            4th quarter 2001: 0.56%
             Fund's year-to-date total return as of June 30, 2002:
                                     0.59%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Money Fund Report Averages(TM)/All Taxable Index.


                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return                                                  %    3.85            5.13                  4.86
Money Fund Report Averages(TM)/All Taxable Index (reflects
no deduction for fees, expenses or taxes)(2)                    %    3.60            4.75                  4.36(3)

(1) Class I commenced operations on January 3, 1992.

(2) The Money Fund Report Averages(TM)/All Taxable Index is an average of the returns of more than 250 money market mutual funds surveyed each month by iMoneyNet, Inc.

(3) The Money Fund Report Averages(TM)/All Taxable Index return is for the period beginning January 3, 1992 (inception date of the Fund).

      To obtain current yield information, please contact 1-800-992-0180.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Aeltus Money Market Fund       29

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER

ING STRATEGIC ALLOCATION FUNDS                Aeltus Investment Management, Inc.

--------------------------------------------------------------------------------


ING STRATEGIC ALLOCATION GROWTH FUND



ING STRATEGIC ALLOCATION BALANCED FUND



ING STRATEGIC ALLOCATION INCOME FUND


OBJECTIVES


Strategic Allocation Growth seeks to provide capital appreciation.



Strategic Allocation Balanced seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).



Strategic Allocation Income seeks to provide total return consistent with preservation of capital.


INVESTMENT STRATEGIES


Strategic Allocation Growth, Strategic Allocation Balanced and Strategic Allocation Income are asset allocation funds that have been designed for investors with different investment goals:



- Strategic Allocation Growth is managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.


- Strategic Allocation Balanced is managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.


- Strategic Allocation Income is managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and who have a low level of risk tolerance.



Under normal market conditions, Aeltus allocates the assets of each Strategic Allocation Fund, in varying degrees, among several classes of equities, fixed-income securities (including up to 15% of the total value of each Fund's assets in high-yield instruments) and money market instruments. To remain consistent with each Strategic Allocation Fund's investment objective and intended level of risk tolerance, Aeltus has instituted both a benchmark percentage allocation and a Fund level range allocation for each asset class. The benchmark percentage for each asset class assumes neutral market and economic conditions. The Fund level range allows Aeltus to vary the weightings of each asset class in each Fund to take advantage of opportunities as market and economic conditions change.



The Strategic Allocation Funds' benchmarks and ranges are described on the following page. The asset allocation limits apply at the time of purchase of a particular security.



Each Strategic Allocation Fund's asset allocation may vary from the benchmark allocation (within the permissible range) based on Aeltus' ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Aeltus may vary each Strategic Allocation Fund's asset allocation within a given asset class to the full extent of the permissible range. Among the criteria Aeltus evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers and interest rate movements. In selecting individual portfolio securities, Aeltus considers such factors as:


- Expected dividend yields and growth rates.
- Bond yields.
- Current relative value compared to historic averages.

RISKS

You could lose money on an investment in the Funds. The Funds may be affected by the following risks, among others:


The success of each Strategic Allocation Fund's strategy depends significantly on Aeltus' skill in choosing investments and in allocating assets among the different investment classes.



In addition, each asset type has risks that are somewhat unique, as described below. The performance of each Strategic Allocation Fund will be affected by these risks to a greater or lesser extent depending on the size of the allocation. The principal risks of investing in each Strategic Allocation Fund are those generally attributable to stock and bond investing.


For stock investments, those risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

The risks associated with real estate securities include periodic declines in the value of real estate generally, and declines in the rents and other income generated by real estate caused by such factors as periodic over-building.

For bonds, generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. The value of high-yield bonds is even more sensitive to economic and market conditions than other bonds.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.


 30      ING Strategic Allocation Funds

                                                  ING STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------


     ASSET CLASS
                                           STRATEGIC         STRATEGIC         STRATEGIC
                                           ALLOCATION        ALLOCATION        ALLOCATION
                                           GROWTH            BALANCED(1)       INCOME(2)         COMPARATIVE INDEX
     EQUITIES
     DOMESTIC STOCKS
     Range
                                           0-100%            0-80%             0-70%             Russell 3000
     Benchmark
                                           70%               55%               35%
     INTERNATIONAL STOCKS
     Range
                                           0-20%             0-10%             0-10%             Morgan Stanley Capital
     Benchmark
                                           10%               5%                0%                International Europe,
                                                                                                 Australia and Far East Index
     FIXED INCOME
     U.S. DOLLAR BONDS
     Range
                                           0-40%             0-70%             0-100%            Lehman Brothers
     Benchmark
                                           20%               35%               55%               Aggregate Bond Index
     MONEY MARKET INSTRUMENTS
     Range
                                           0-30%             0-30%             0-30%             91-Day U.S. Treasury Bill Rate
     Benchmark
                                           0%                5%                10%




See page 35 for a description of each composite index.


(1) Strategic Allocation Balanced will invest no more than 60% of its assets in any combination of the following asset classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.



(2) Strategic Allocation Income will invest no more than 35% of its assets in any combination of the following asset classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                         ING Strategic Allocation Funds       31

ING STRATEGIC ALLOCATION GROWTH FUND

--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.


                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]




1992   1993    1994    1995     1996     1997    1998     1999     2000     2001
----   ----    ----    -----    -----    ----    -----    -----    -----    -----

                       23.62    23.17    19.38    4.54    14.82    -2.33    -12.01

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


(3) Effective October 1, 2002, the Fund changed its name to ING Strategic Allocation Growth Fund. Prior to that date, the name of the Fund was "ING Ascent Fund."


            Best and worst quarterly performance during this period:
                           2nd quarter 1997:  10.57%
                            3rd quarter 2001: -13.44%
             Fund's year-to-date total return as of June 30, 2002:
                                     -3.95%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to two broad measures of market performance -- the Russell 3000 Index and the Strategic Allocation Growth Composite. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %   -12.01           4.25                   9.41
Class I Return After Taxes on Distributions                     %   -12.54           1.67                   6.30
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %    -7.32           2.47                   6.42
Russell 3000 Index (reflects no deduction for fees, expenses
or taxes)(2)                                                    %   -11.46          10.14                  15.25(3)
Strategic Allocation Growth Composite (reflects no deduction
for fees, expenses or taxes)(4)                                 %    -6.50           7.96                  11.46(5)


(1) Class I commenced operations on January 4, 1995.

(2) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(3) The Russell 3000 Index return is for the period beginning January 4, 1995 (inception date of the Fund).


(4) The Strategic Allocation Growth Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Fund invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Fund, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Fund and the composite were 20% in large capitalization stocks, 20% for small-/mid-cap stocks, 20% in international stocks, 20% in real estate stocks, 10% in U.S. dollar bonds, and 10% in international bonds. The composite for the period March 1, 2000 through December 31, 2001 reflects benchmark weightings of 35% in large cap stocks, 20% in small-/mid-cap stocks, 20% in international stocks, 5% in real estate stocks, 15% in U.S. dollar bonds, and 5% in international bonds. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.



(5) The Strategic Allocation Growth Composite return is for the period beginning January 4, 1995 (inception date of the Fund).



 32      ING Strategic Allocation Growth Fund

                                          ING STRATEGIC ALLOCATION BALANCED FUND

--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.


                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]




1992   1993    1994    1995     1996     1997    1998     1999    2000     2001
----   ----    ----    -----    -----    ----    -----    ----    -----    -----

                       21.05    18.59    16.95    4.11    10.40   -0.75    -7.51

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


(3) Effective October 1, 2002, the Fund changed its name to ING Strategic Allocation Balanced Fund. Prior to that date, the name of the Fund was "ING Crossroads Fund."


            Best and worst quarterly performance during this period:
                           2nd quarter 1997 :  8.71%
                           3rd quarter 2001 : -10.17%
             Fund's year-to-date total return as of June 30, 2002:
                                     -2.53%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to two broad measures of market performance -- the Russell 3000 Index and the Strategic Allocation Balanced Composite. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %    -7.51           4.29                   8.52
Class I Return After Taxes on Distributions                     %    -8.32           2.10                   5.70
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %    -4.58           2.58                   5.73
Russell 3000 Index (reflects no deduction for fees, expenses
or taxes)(2)                                                    %   -11.46          10.14                  15.25(3)
Strategic Allocation Balanced Composite (reflects no
deduction for fees, expenses or taxes)(4)                       %    -2.74           7.75                  10.55(5)


(1) Class I commenced operations on January 4, 1995.

(2) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(3) The Russell 3000 Index return is for the period beginning January 4, 1995 (inception date of the Fund).


(4) The Strategic Allocation Balanced Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Fund invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Fund, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Fund and the composite were 15% in large capitalization stocks, 15% for small-/mid-cap stocks, 15% in international stocks, 15% in real estate stocks, 25% in U.S. dollar bonds, 10% in international bonds, and 5% in money market instruments. The composite for the period March 1, 2000 through December 31, 2001 reflects benchmark weightings of 25% in large cap stocks, 15% in small-/mid-cap stocks, 15% in international stocks, 5% in real estate stocks, 30% in U.S. dollar bonds, 5% in international bonds and 5% in money market instruments. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.



(5) The Strategic Allocation Balanced Composite return is for the period beginning January 4, 1995 (inception date of the Fund).


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.


                                 ING Strategic Allocation Balanced Fund       33

ING STRATEGIC ALLOCATION INCOME FUND

--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.


                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]




1992   1993    1994    1995     1996     1997    1998     1999    2000    2001
----   ----    ----    -----    -----    ----    -----    ----    ----    -----

                       18.90    14.41    12.52    6.28    7.46    3.74    -2.77

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


(3) Effective October 1, 2002, the Fund changed its name to ING Strategic Allocation Income Fund. Prior to that date, the name of the Fund was "ING Legacy Fund."


            Best and worst quarterly performance during this period:
                            2nd quarter 1997: 6.67%
                            3rd quarter 2001: -5.80%
             Fund's year-to-date total return as of June 30, 2002:
                                     -0.92%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to two broad measures of market performance -- the Salomon Brothers Broad Investment-Grade Bond Index (Saly BIG Index) and the Strategic Allocation Income Composite. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %   -2.77            5.33                  8.45
Class I Return After Taxes on Distributions                     %   -4.27            2.78                  5.38
Class IA Return After Taxes on Distributions and Sale of
Fund Shares                                                     %   -1.70            3.21                  5.50
Saly BIG Index (reflects no deduction for fees, expenses or
taxes)(2)                                                       %    8.51            7.43                  8.40(3)
Strategic Allocation Income Composite (reflects no deduction
for fees, expenses or taxes)(4)                                 %    1.00            7.41                  9.55(5)


(1) Class I commenced operations on January 4, 1995.

(2) The Saly BIG Index is a market-weighted index that contains approximately 4,700 individually priced investment-grade bonds. The index includes U.S. Treasury/agency issues, mortgage pass-through securities, and corporate issues.

(3) The Saly BIG Index return is for the period beginning January 4, 1995 (inception date of the Fund).


(4) The Strategic Allocation Income Fund Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Fund invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Fund, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Fund and the composite were 10% in large capitalization stocks, 10% in small-/mid-capitalization stocks, 10% in international stocks, 10% in real estate stocks, 40% in U.S. dollar bonds, 10% in international bonds and 10% in money market instruments. The composite for the period March 1, 2000 through December 31, 2001 reflects benchmark weightings of 15% in large capitalization stocks, 10% in small-/mid-capitalization stocks, 10% in international stocks, 5% in real estate stocks, 45% in U.S. dollar bonds, 5% in international bonds and 10% in money market instruments. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.



(5) The Strategic Allocation Income Composite return is for the period beginning January 4, 1995 (inception date of the Fund).



 34      ING Strategic Allocation Income Fund

                                                               BENCHMARK INDICES
--------------------------------------------------------------------------------


ASSET CLASS                                               BENCHMARK INDEX
--------------------------------------------------------------------------------------------------------------------------
Domestic Stocks                                           The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S.
                                                          equity market.


International Stocks                                      The Morgan Stanley Capital International-Europe, Australia,
                                                          Far East Index is a market value-weighted average of the
                                                          performance of more than 900 securities listed on the stock exchange of countries in Europe, Australia and the Far East.


U.S. Dollar Bonds                                         The Lehman Brothers Aggregate Bond Index is a widely
                                                          recognized, unmanaged index of publicly issued fixed rate
                                                          U.S. Government, investment grade, mortgage-backed and
                                                          corporate debt securities.


Cash Equivalents                                          Three-month Treasury bills are government-backed short-term investments considered to be risk-free, and equivalent to
                                                          cash because their maturity is only three months.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Benchmark Indices       35

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY]

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund. The tables that follow show the fees and expenses for each of the ING Funds.

FEES YOU PAY DIRECTLY

                                                                CLASS I
-----------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF OFFERING
  PRICE)                                                         none
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES
  PRICE, WHICHEVER IS LESS)                                      none



OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(AS A % OF AVERAGE NET ASSETS)

CLASS I


                                                      DISTRIBUTION                      TOTAL
                                                      AND SERVICE                       FUND            WAIVERS,
                                         MANAGEMENT     (12B-1)          OTHER        OPERATING      REIMBURSEMENTS        NET
FUND                                        FEE           FEES        EXPENSES(2)     EXPENSES     AND RECOUPMENT(3)     EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 International Growth              %        0.85            --           0.50           1.35                --             1.35
 Growth                            %        0.70            --           0.26           0.96                --             0.96
 Small Company                     %        0.85            --           0.22           1.07                --             1.07
 Technology                        %        1.05            --           1.30           2.35             -0.85             1.50
 Index Plus LargeCap               %        0.45            --           0.24           0.69                --             0.69
 Index Plus MidCap                 %        0.45            --           0.61           1.06             -0.31             0.75
 Index Plus SmallCap               %        0.45            --           1.41           1.86             -1.11             0.75
 Value Opportunity                 %        0.70            --           0.67           1.37             -0.27             1.10
 Balanced                          %        0.80            --           0.34           1.14                --             1.14
 Growth and Income                 %        0.68            --           0.23           0.91                --             0.91
 Bond                              %        0.50            --           0.34           0.84             -0.09             0.75
 ING Government                    %        0.50            --           0.38           0.88             -0.18             0.70
 Aeltus Money Market               %        0.40            --           0.30           0.70                --             0.70
 Strategic Allocation Growth       %        0.80            --           0.45           1.25             -0.25             1.00
 Strategic Allocation Balanced     %        0.80            --           0.37           1.17             -0.22             0.95
 Strategic Allocation Income       %        0.80            --           0.51           1.31             -0.41             0.90


--------------------------------------------------------------------------------

(1) This table shows the estimated operating expenses for each Fund as a ratio of expenses to average daily net assets. These estimated expenses, unless otherwise noted, are based on each Fund's actual operating expenses for its most recently completed fiscal year.

(2) ING Funds Services, LLC receives an annual administrative fee equal to 0.08% of average daily net assets.


(3) ING Investments, LLC (ING), the Investment Adviser to each Fund, has entered into written expense limitation agreements with each Fund (except Growth, Balanced, Growth and Income and Money Market) under which it will limit expenses of the Funds, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING within three years. The amount of each Fund's expenses waived, reimbursed or recouped during the last fiscal year by the Adviser is shown under the heading "Waivers, Reimbursements and Recoupment." The expense limits will continue through at least May 31, 2003 except for Bond and ING Government which will continue at least through March 31, 2003 and International Growth which will continue at least through October 31, 2003. The expense limitation agreements are contractual. Aeltus, the former investment adviser to the Funds, was contractually obligated through October 31, 2001 to waive all or a portion of its investment advisory fee and/or administrative services fees and/or to reimburse a portion of other expenses in order to ensure that the Funds' total operating expenses did not exceed the percentage reflected under "Net Expenses". The amounts of each Fund's expenses waived or reimbursed during the last fiscal year by Aeltus is shown under "Waivers, Reimbursements and Recoupment."


 36      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY]


EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the ING Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.


CLASS I FUND                                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------------------------------------------
 International Growth                                             137         428          739       1,624
 Growth                                                            98         306          531       1,178
 Small Company                                                    109         340          590       1,306
 Technology                                                       238         733        1,255       2,686
 Index Plus LargeCap                                               70         221          384         859
 Index Plus MidCap                                                108         337          585       1,294
 Index Plus SmallCap                                              189         585        1,006       2,180
 Value Opportunity                                                139         434          750       1,646
 Balanced                                                         116         362          628       1,386
 Growth and Income                                                 93         290          504       1,120
 Bond                                                              86         268          466       1,037
 ING Government                                                    90         281          488       1,084
 Aeltus Money Market                                               72         224          390         871
 Strategic Allocation Growth                                      127         397          686       1,511
 Strategic Allocation Balanced                                    119         372          644       1,420
 Strategic Allocation Income                                      133         415          718       1,579
------------------------------------------------------------------------------------------------------------


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       37

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

- The minimum initial investment for Class I shares is $1,000,000. Class I shares are available only to (i) certain defined benefit plans, insurance companies and foundations investing for their own account; (ii) certain wrap programs offered by broker-dealers and financial institutions; (iii) retirement plans affiliated with ING Group; (iv) ING Group and its affiliates for purposes of corporate cash management; and (v) shareholders holding Class I shares as of February 28, 2002, as long as they maintain a shareholder account.

- The minimum additional investment is $100,000, except that Class I shareholders who were eligible to purchase shares with a minimum initial investment of $1,000 will be allowed to make subsequent minimum investments of $1,000.

Make your investment using the table on the right.

The Funds and ING Funds Distributor, Inc. (Distributor) reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) will not be accepted. The Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $10,000.

MARKET TIMERS
A Fund may restrict or refuse purchase orders whether directly or by exchange by market timers. "Market timing" is defined as effecting frequent trades into or out of a Fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of ING Investments, LLC to invest assets in an orderly, long-term manner, which in turn, may adversely impact the performance of a Fund.


                           Initial                 Additional
     Method              Investment                Investment
 BY CONTACTING      An investment            Visit or consult an
 YOUR INVESTMENT    professional with an     investment professional.
 PROFESSIONAL       authorized firm can
                    help you establish and
                    maintain your account.
 BY MAIL            Visit or consult an      Fill out the Account
                    investment               Additions form included
                    professional. Make       on the bottom of your
                    your check payable to    account statement along
                    the ING Funds and mail   with your check payable
                    it, along with a         to the Fund and mail
                    completed Application.   them to the address on
                    Please indicate your     the account statement.
                    investment               Remember to write your
                    professional on the      account number on the
                    New Account              check.
                    Application.

 BY WIRE            Call the ING             Wire the funds in the
                    Operations Department    same manner described
                    at (800) 336-3436 to     under Initial
                    obtain an account        Investment.
                    number and indicate
                    your investment
                    professional on the
                    account.
                    Instruct your bank to
                    wire funds to the Fund
                    in the care of:
                    State Street Bank
                    and Trust Company
                    ABA #101003621
                    Kansas City, MO
                    credit to:
                    -------------
                    (the Fund) A/C
                    #751-8315; for further
                    credit to Shareholder
                    A/C #-----------------
                    (A/C # you received
                    over the telephone)
                    Shareholder Name:
                   ----------------------
                    (Your Name Here)
                    After wiring funds you
                    must complete the
                    Account Application
                    and send it to:
                    ING Funds
                    P.O. Box 219368
                    Kansas City, MO
                    64121-9368

 38      Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

You may redeem shares using the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis. Generally,

- Your account must have a current value of at least $250,000.

- Minimum withdrawal amount is $1,000.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative, see the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


        Method                         Procedures
 BY CONTACTING YOUR       You may redeem shares by contacting
 INVESTMENT               your investment professional.
 PROFESSIONAL             Investment professionals may charge
                          for their services in connection with
                          your redemption request, but neither
                          the Fund nor the Distributor imposes
                          any such charge.
 BY MAIL                  Send a written request specifying the
                          Fund name and share class, your
                          account number, the name(s) in which
                          the account is registered, and the
                          dollar value or number of shares you
                          wish to redeem to:
                          ING Funds
                          P.O. Box 219368
                          Kansas City, MO 64121-9368
                          If certificated shares have been
                          issued, the certificate must accompany
                          the written request. Corporate
                          investors and other associations must
                          have an appropriate certification on
                          file authorizing redemptions. A
                          suggested form of such certification
                          is provided on the Account
                          Application. A signature guarantee may
                          be required.
 BY TELEPHONE --          You may redeem shares by telephone on
 EXPEDITED REDEMPTION     all accounts other than retirement
                          accounts, unless you check the box on
                          the Account Application which
                          signifies that you do not wish to use
                          telephone redemptions. To redeem by
                          telephone, call a Shareholder Services
                          Representative at (800) 992-0180.
                          RECEIVING PROCEEDS BY CHECK:
                          You may have redemption proceeds (up
                          to a maximum of $100,000) mailed to an
                          address which has been on record with
                          the ING Funds for at least 30 days.
                          RECEIVING PROCEEDS BY WIRE:
                          You may have redemption proceeds
                          (subject to a minimum of $5,000) wired
                          to your pre-designated bank account.
                          You will not be able to receive
                          redemption proceeds by wire unless you
                          check the box on the Account
                          Application which signifies that you
                          wish to receive redemption proceeds by
                          wire and attach a voided check. Under
                          normal circumstances, proceeds will be
                          transmitted to your bank on the
                          business day following receipt of your
                          instructions, provided redemptions may
                          be made. In the event that share
                          certificates have been issued, you may
                          not request a wire redemption by
                          telephone.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       39

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

NET ASSET VALUE

The net asset value (NAV) per share for each Fund and class is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each Class I share of each Fund is calculated by taking the value of the Fund's assets attributable to the Class I shares, subtracting the Fund's liabilities attributable to the Class I shares, and dividing by the number Class I shares that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the NAV of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.


The ING Aeltus Money Market Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board of Directors has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Fund, there can be no assurance that the Fund's NAV can be maintained at $1.00 per share.


PRICE OF SHARES

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

TELEPHONE ORDERS

The Funds and their Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange shares of a Fund for shares of the same class of any other Fund, except for ING Lexington Money Market Trust and ING Corporate Leaders Trust. You should review the Prospectus of the ING Fund you intend to exchange into before exchanging your shares.


The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a short-term trading vehicle. The Adviser or Distributor may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. You should review the Prospectus of the ING Fund into which you intend to exchange your shares before exchanging your shares.


In addition to the Funds available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund. For a list of the other funds offered by the Distributor, please see the inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

 40      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

You will automatically have the ability to request an exchange by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $10,000, ($500 for shareholders holding Class I shares as of February 28, 2002), other than as a result of a decline in the NAV per share.

PRIVACY POLICY

The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800)-992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy policy that accompanies this Prospectus.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       41

MANAGEMENT OF THE FUNDS                                 ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), an Arizona liability company, formerly ING Pilgrim Investments, LLC (ING Pilgrim), serves as the investment adviser to each of the Funds. ING has overall responsibility for the management of the Funds. ING provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

As of June 30, 2002, ING managed over $34.6 billion in assets.

ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual management fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:


                                                      MANAGEMENT
FUND                                                     FEE
International Growth                                     0.85%
Growth                                                   0.70
Small Company                                            0.85
Technology                                               1.05
Index Plus LargeCap                                      0.45
Index Plus MidCap                                        0.45
Index Plus SmallCap                                      0.45
Value Opportunity                                        0.70
Balanced                                                 0.80
Growth and Income                                        0.68
Bond                                                     0.50
ING Government                                           0.50
Aeltus Money Market                                      0.40
Strategic Allocation Growth                              0.80
Strategic Allocation Balanced                            0.80
Strategic Allocation Income                              0.80


SUB-ADVISERS

For each of the following Funds, ING has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio. The Sub-Advisers have, at least in part, been selected on the basis of their successful application of consistent, well-defined and long-term investment approach over a period of several market cycles.

AELTUS INVESTMENT MANAGEMENT, INC.

Aeltus Investment Management, Inc., (Aeltus), a Connecticut corporation, serves as Sub-Adviser to each Fund (other than Technology). Aeltus is responsible for managing the assets of the Funds in accordance with the Funds' investment objectives and policies, subject to oversight by ING and the Board. Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect, wholly-owned subsidiary of ING Group, and is an affiliate of ING. Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of June 30, 2002, Aeltus managed over $37.2 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3607.

Prior to March 31, 2002, Aeltus served as investment adviser to all the Funds. There was no change in advisory fees paid by the Funds in connection with the change in investment adviser.

SMALL COMPANY FUND

Small Company is managed by a team of Aeltus equity investment specialists led by Carolie Burroughs, Portfolio Manager, Aeltus. Ms. Burroughs has been managing Small Company since March 2002. Ms. Burroughs has been managing small-cap portfolios for Aeltus' institutional clients since 1998. Ms. Burroughs has also served as a small-cap securities specialist for other Aeltus advised funds since 1998. Prior to joining Aeltus, she gained investment experience with Loomis Sayles and Colonial Management Associates.

VALUE OPPORTUNITY FUND

Value Opportunity is managed by a team of Aeltus equity investment specialists led by John McKenna, Portfolio Manager, Aeltus. Mr. McKenna has been managing Value Opportunity since March 2001 and has over seven years experience as an equity analyst. Mr. McKenna is also responsible for providing fundamental research and analysis for Aeltus' large-cap value equity portfolios.

INTERNATIONAL GROWTH FUND

International Growth is managed by a team of Aeltus equity investment specialists led by Vince Fioramonti, Portfolio Manager, Aeltus. Mr. Fioramonti has been managing International Growth since December 1995. Mr. Fioramonti also manages international stocks and non-U.S. dollar government bonds for other Aeltus advised Funds since 1994.

GROWTH FUND

Growth is managed by a team of Aeltus equity investment specialists led by Kenneth Bragdon, Portfolio Manager, Aeltus. Mr. Bragdon has been managing Growth since May 1998 and previously co-managed the Fund. Mr. Bragdon has over 29 years of experience in the investment business, including more than 20 years with Aeltus.


INDEX PLUS LARGECAP, INDEX PLUS MIDCAP AND INDEX PLUS SMALLCAP FUNDS


Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap are managed by Hugh T.M. Whelan and Douglas Cote.

Mr. Whelan, Portfolio Manager, Aeltus, has served as co-manager of Index Plus LargeCap since March 2001 and as co-manager of Index Plus MidCap and Index Plus SmallCap since April 2000. Mr. Whelan has also been serving as a quantitative equity analyst since 1999. Mr. Whelan has been with Aeltus since 1989 and previously served as a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities.

Mr. Cote, Portfolio Manager, Aeltus, has served as co-manager of Index Plus LargeCap, Index Plus MidCap and

 42      Management of the Funds

ADVISER AND SUB-ADVISERS                                 MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Index Plus SmallCap since March 2001. Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.

BALANCED FUND


Balanced is managed by a team of investment professionals led by Neil Kochen and Jim Kauffman.


Mr. Kochen, Executive Vice President, Chief Investment Officer, Aeltus, has been co-managing Balanced since January 2000 and heads a team of equity investment specialists. Mr. Kochen has been with Aeltus since 1995 and previously served as head of fixed income quantitative research and head of investment strategy and policy.


James B. Kauffman has primary responsibility for managing the Bond and ING Government Fund. Mr. Kauffman joined ING Group in 1996 and has over 14 years of investment experience. Prior to joining ING Group, he spent four years at Alfa Investments Inc., where he was the senior fixed income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.


GROWTH AND INCOME FUND

Growth and Income is managed by a team of investment professionals, each of whom specializes in a particular asset class, led by Donald E. Townswick, Portfolio Manager, Aeltus. Mr. Townswick has been managing Growth and Income since March 2001. Mr. Townswick also co-manages small- and mid-cap portfolios and serves as a small- and mid-cap securities specialist for other Aeltus advised funds since 1994.

BOND AND ING GOVERNMENT FUNDS


James B. Kauffman has primary responsibility for managing the Bond and ING Government Fund. Mr. Kauffman joined ING Group in 1996 and has over 14 years of investment experience. Prior to joining ING Group, he spent four years at Alfa Investments Inc., where he was the senior fixed income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.


AELTUS MONEY MARKET FUND


Aeltus Money Market is managed by a team of Aeltus fixed-income specialists led by Jennifer J. Thompson. Ms. Thompson has primary responsibility for managing the Money Market Fund. Ms. Thompson joined ING Group in 1998 and has over ten years of investment experience. Prior to joining ING Group, she spent one year working for Trusco Capital Management as a Fixed Income Portfolio Management. Prior to joining Trusco, Ms. Thompson spent five years at Fidelity Management & Research Company, where she worked as a Senior Investment Analyst in the Money Market Group. She is a Chartered Financial Analyst.



STRATEGIC ALLOCATION FUNDS



STRATEGIC ALLOCATION GROWTH, STRATEGIC ALLOCATION BALANCED AND STRATEGIC ALLOCATION INCOME



The ING Strategic Allocation Funds are managed by Mary Ann Fernandez. Ms. Fernandez joined Aeltus in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist of the ING Principal Protection and GET Funds. Ms. Fernandez is also involved in the management and marketing of certain equity strategies managed by Aeltus. Previously, Ms. Fernandez was employed as Managing Director in the Real Estate Investment Group of Aetna Inc.


TECHNOLOGY FUND

AIC ASSET MANAGEMENT, LLC

AIC Asset Management, LLC (AIC), 100 Pine St., Suite 420, San Francisco, California 94117, a Delaware limited liability company, serves as Sub-Adviser to Technology. Subject to the supervision of the Board and ING, AIC manages Technology's assets in accordance with Technology's investment objective, policies and limitations. AIC makes investment decisions for Technology as to those assets and places orders to purchase and sell securities and other investments for Technology. As of June 30, 2002, AIC had approximately $47 million in assets under management.

Ronald E. Elijah, managing member of AIC, has been co-managing Technology since its inception. Prior to founding AIC (formerly Elijah Asset Management, LLC) in March 1999, Mr. Elijah was a portfolio manager with Robertson Stephens Investment Management. Roderick R. Berry, a member of AIC, has served as co-portfolio manager of Technology since its inception. Prior to joining AIC in March 1999, Mr. Berry was a member of the Robertson Stephens Investment Management research team.




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       43

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends if any, as follows:


ANNUALLY              ANNUALLY             MONTHLY
--------              --------             -------
International Growth  Balanced             Bond
Growth                Growth and Income    ING Government
Small Company                              Money Market(1)
Technology
Index Plus LargeCap
Index Plus MidCap
Index Plus SmallCap
Value Opportunity
Strategic Allocation
  Growth
Strategic Allocation
  Balanced
Strategic Allocation
  Income


(1) Dividends are declared daily and paid monthly.

Each Fund distributes capital gains, if any, annually.

DIVIDEND REINVESTMENT

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class I shares of a Fund invested in another ING Fund which offers the Class.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.


 44      Dividends, Distributions and Taxes

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as your hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Investment Adviser or Sub-Adviser can decide whether to use them or not. The Funds named below invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Investment Adviser or Sub-Adviser of a Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

FUTURES CONTRACTS AND OPTIONS (ALL FUNDS EXCEPT AELTUS MONEY MARKET). The Funds may use future contracts and options to hedge against price fluctuations or increase exposure to a particular asset class. To a limited extent, the Funds also may use these instruments for speculation (investing for potential income or capital gain).

- Futures contracts are agreements that obligate the buyer to buy and the seller to sell a certain quantity of securities at a specific price on a specific date.

- Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities or futures contracts during a specified period or on a specified date.

The main risk of investing in futures contracts and options is that these instruments can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the instrument. In addition, while a hedging strategy can guard against potential risks for the Fund as a whole, it adds to the Fund's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract or option intended as a hedge may not perform as expected.


SWAPS (BOND, BALANCED, STRATEGIC ALLOCATION GROWTH, STRATEGIC ALLOCATION BALANCED AND STRATEGIC ALLOCATION INCOME). The Funds may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices.


Swap agreements can take many different forms and are known by a variety of names. Those Funds eligible to enter into swaps are not limited to any particular form or variety of swap agreement if Aeltus determines it is consistent with that Fund's investment objective and policies.

The most significant factor in the performance of swaps is the change in the underlying price, rate or index level that determines the amount of payments to be made under the arrangement. If Aeltus incorrectly forecasts such change, a Fund's performance would be less than if the Fund had not entered into the swap. In addition, if the counter party's creditworthiness declines, the value of the swap agreement also would be likely to decline, potentially resulting in losses.

If the counterparty to a swap defaults, a Fund's loss will consist of the net amount of contractual payments that a Fund has not yet received. Aeltus will monitor the creditworthiness of counterparties to a Fund's swap transactions on an ongoing basis.

INABILITY TO SELL SECURITIES (ALL FUNDS). Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

U.S. GOVERNMENT SECURITIES (ALL FUNDS). Some U.S. Government agency securities may be subject to varying degrees of credit risks, particularly those not backed by the full faith and credit of the United States Government. The price of a U.S. Government security may decline due to changing interest rates.

CONVERTIBLE SECURITIES (ALL FUNDS EXCEPT AELTUS MONEY MARKET). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

CORPORATE DEBT SECURITIES (ALL FUNDS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       45

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

interest rates decline, the value of the Funds' debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility". According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

OTHER INVESTMENT COMPANIES (ALL FUNDS). Each Fund, except as limited in the SAI, may invest up to 10% of its assets in other investment companies. When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES (ALL FUNDS EXCEPT BOND AND AELTUS MONEY MARKET). The Funds may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.


MORTGAGE-RELATED SECURITIES (BALANCED, GROWTH AND INCOME, BOND, AELTUS MONEY MARKET, STRATEGIC ALLOCATION GROWTH, STRATEGIC ALLOCATION BALANCED AND STRATEGIC ALLOCATION INCOME). Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.



DERIVATIVES (ALL FUNDS EXCEPT AELTUS MONEY MARKET). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.


HIGH YIELD SECURITIES (ALL FUNDS EXCEPT INTERNATIONAL GROWTH, TECHNOLOGY AND AELTUS MONEY MARKET). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

INVESTMENTS IN FOREIGN SECURITIES (ALL FUNDS). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or


 46      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile that those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

EMERGING MARKETS INVESTMENTS (ALL FUNDS EXCEPT AELTUS MONEY MARKET). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

TEMPORARY DEFENSIVE STRATEGIES (ALL FUNDS EXCEPT INDEX PLUS LARGECAP, INDEX PLUS MIDCAP AND INDEX PLUS SMALLCAP). When the Adviser or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.

PORTFOLIO TURNOVER (ALL FUNDS). Each Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

CONCENTRATION (TECHNOLOGY). The Fund concentrates (for purposes of the Investment Company Act of 1940) its assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.


MANAGEMENT RISK (ALL FUNDS). Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.


OTHER RISKS

REPURCHASE AGREEMENTS (ALL FUNDS). Each Fund may enter into repurchase agreements, which include the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

LENDING PORTFOLIO SECURITIES (ALL FUNDS). In order to generate additional income, each Fund may lend portfolio securities in an amount up to 30% to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.


BORROWING (ALL FUNDS). Each Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS (ALL FUNDS). A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, a Fund's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       47

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

SHORT SALES (ALL FUNDS). Certain Funds may make short sales. A short sale is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

PERCENTAGE AND RATING LIMITATIONS (ALL FUNDS). Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.

INTERESTS IN LOANS (ALL FUNDS). Certain Funds may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.

RESTRICTED AND ILLIQUID SECURITIES (ALL FUNDS). Each Fund may invest in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser or Sub-Advisor might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.


 48      More Information About Risks

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent auditors, along with the Funds' financial statements, is included in the Fund's annual report, which is available upon request.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                   Financial Highlights       49

ING INTERNATIONAL GROWTH FUND                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors. The information provided for the six month period ended April 30, 2002 is unaudited.

                                                                   SIX MONTHS
                                                                     ENDED                     YEAR ENDED OCTOBER 31,
                                                                 APRIL 30, 2002    ----------------------------------------------
                                                                  (UNAUDITED)       2001      2000      1999      1998      1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $         7.32         13.57     13.78     11.87     13.65     11.79
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income or loss                               $        -0.02         -0.01     -0.09      0.01+     0.02+     0.02+
 Net realized and change in unrealized gain or loss on
 investments                                                 $        -0.08         -4.17      1.47      3.09      1.06      2.89
 Total from investment operations                            $        -0.10         -4.18      1.38      3.10      1.08      2.91
LESS DISTRIBUTIONS:
 From net investment income                                  $           --            --        --     -0.59     -0.40     -0.16
 From net realized gains on investments                      $           --         -1.52     -1.59     -0.60     -2.46     -0.89
 Total distributions                                         $           --         -2.07     -1.59     -1.19     -2.86     -1.05
 Net asset value, end of period                              $         7.22          7.32     13.57     13.78     11.87     13.65
 TOTAL RETURN                                                %        -1.37        -35.47      9.16     28.10     10.22     26.02
 Net assets, end of period (000's)                           $       25,115        27,777    46,655    42,605    34,556    56,369
 Ratio of after reimbursement and waiver to average net
 assets                                                      %         1.35(1)       1.35      1.24      1.35      1.48      1.72
 Ratio of net investment income or loss after
 reimbursement and waiver to average net assets              %        -0.45(1)      -0.14     -0.30      0.09      0.15      0.18
 Ratio of expenses before reimbursement and waiver to
 average net assets                                          %         1.45(1)         --      1.24      1.53      1.67        --
 Portfolio turnover rate                                     %       146.08        221.92    181.87    175.71    152.73    194.41

--------------------------------------------------------------------------------

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

 50      ING International Growth Fund

FINANCIAL HIGHLIGHTS                                             ING GROWTH FUND
--------------------------------------------------------------------------------

For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                               SEVEN MONTHS
                                                                  ENDED                      YEAR ENDED OCTOBER 31,
                                                                 MAY 31,       --------------------------------------------------
                                                                 2002(3)        2001       2000       1999       1998       1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                    $         11.95         22.98      22.54      16.62      17.02     14.36
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                            $         -0.03         -0.04      -0.04      -0.01*      0.01*     0.01*
 Net realized and unrealized gain (loss) on
 investments                                             $         -0.41         -8.39       3.56       6.13       2.09      3.88
 Total from investment operations                        $         -0.44         -8.43       3.52       6.12       2.10      3.89
 LESS DISTRIBUTIONS FROM:
 Net investment income                                   $            --            --         --         --         --      0.03
 Net realized gains on investments                       $            --          2.60       3.08       0.20       2.50      1.20
 Total distributions                                     $            --          2.60       3.08       0.20       2.50      1.23
 Net asset value, end of period                          $         11.51         11.95      22.98      22.54      16.62     17.02
 TOTAL RETURN(1):                                        %         -3.68        -40.54      16.65      37.09      14.78     28.95
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                        $       124,351       141,232    254,209    206,238    128,667    82,186
 RATIOS TO AVERAGE NET ASSETS:
 Expenses(2)                                             %          0.96          0.91       0.87       0.94       1.00      1.17
 Net investment income (loss)(2)                         %         -0.42         -0.28      -0.09      -0.04       0.07      0.08
 Portfolio turnover rate                                 %           143           199        183        142        170       141

--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2) Annualized for periods less than one year.
(3) The Fund changed its fiscal year end to May 31.
 * Per share data calculated using weighted average number of shares outstanding throughout the period.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                        ING Growth Fund       51

ING SMALL COMPANY FUND                                      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                 SEVEN MONTHS
                                                                    ENDED                     YEAR ENDED OCTOBER 31,
                                                                   MAY 31,       ------------------------------------------------
                                                                   2002(3)        2001       2000       1999      1998      1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      $         13.17         15.26      12.46     10.43     15.55     14.67
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                              $         -0.01          0.07       0.06      0.05*     0.09*    -0.06*
 Net realized and unrealized gain (loss) on investments    $          1.03         -1.34       3.72      2.08     -0.90      4.45
 Total from investment operations                          $          1.02         -1.27       3.78      2.13     -0.81      4.39
 LESS DISTRIBUTIONS FROM:
 Net investment income                                     $          0.04          0.08       0.04      0.04        --        --
 Net realized gains on investments                         $            --          0.74       0.94      0.06      4.31      3.51
 Total distributions                                       $          0.04          0.82       0.98      0.10      4.31      3.51
 Net asset value, end of period                            $         14.15         13.17      15.26     12.46     10.43     15.55
 TOTAL RETURN(1):                                          %          7.74         -8.41      31.79     20.54     -7.47     37.80
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                         $       214,459       183,569    188,306    51,423    29,543    22,661
 RATIOS TO AVERAGE NET ASSETS:
 Net expenses after expense reimbursement(2)(4)            %          1.07          1.09       1.10      1.23      1.32      1.58
 Gross expenses prior to expense reimbursement(2)          %          1.07          1.09       1.10      1.25      1.43      1.58
 Net investment income (loss) after expense
 reimbursement(2)(4)                                       %         -0.11          0.50       0.46      0.43      0.46     -0.42
 Portfolio turnover rate                                   %           200           257        333       232       212       150

--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2) Annualized for periods less than one year.
(3) The Fund changed its fiscal year end to May 31.
(4) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
 * Per share data calculated using weighted average number of shares outstanding throughout the period.

 52      ING Small Company Fund

FINANCIAL HIGHLIGHTS                                         ING TECHNOLOGY FUND
--------------------------------------------------------------------------------

For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                     SEVEN MONTHS       YEAR         MARCH 1,
                                                                        ENDED           ENDED       2000(1) TO
                                                                       MAY 31,       OCTOBER 31,    OCTOBER 31,
                                                                       2002(3)          2001           2000
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $         3.90            8.58          10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss                                           $        -0.04           -0.06          -0.14
 Net realized and unrealized loss on investments               $        -0.02           -4.62          -1.28
 Total from investment operations                              $        -0.06           -4.68          -1.42
 Net asset value, end of period                                $         3.84            3.90           8.58
 TOTAL RETURN(1):                                              %        -1.54          -54.55         -14.20
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $          775             839          1,569
 RATIOS TO AVERAGE NET ASSETS:
 Net expenses after expense reimbursement(2)(4)                %         1.50            1.50           1.50
 Gross expenses prior to expense reimbursement(2)              %         2.35            2.36           2.48
 Net investment loss after expense reimbursement(2)(4)         %        -1.42           -1.11          -1.09
 Portfolio turnover rate                                       %           59             175            124

--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(2) Annualized for periods less than one year.

(3) The Fund changed its fiscal year end to May 31.

(4) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                    ING Technology Fund       53

ING INDEX PLUS LARGECAP FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                   SEVEN                                                 DEC. 10,
                                                                  MONTHS                                                 1996(5)
                                                                   ENDED              YEAR ENDED OCTOBER 31,                TO
                                                                  MAY 31,    ----------------------------------------    OCT. 31,
                                                                  2002(3)     2001       2000       1999       1998        1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                       $      13.83       18.79      17.48      13.78      12.43      10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                               $       0.07        0.14       0.07       0.11*      0.13*      0.12*
 Net realized and unrealized gain (loss) on investments     $       0.01       -5.01       1.32       3.86       2.57       2.33
 Total from investment operations                           $       0.08       -4.87       1.39       3.97       2.70       2.45
 LESS DISTRIBUTIONS FROM:
 Net investment income                                      $       0.13        0.09       0.08       0.07       0.13       0.02
 Net realized gain on investments                           $         --          --         --       0.20       1.22         --
 Total distributions                                        $       0.13        0.09       0.08       0.27       1.35       0.02
 Net asset value, end of period                             $      13.78       13.83      18.79      17.48      13.78      12.43
 TOTAL RETURN(1):                                           %       0.51      -26.03       7.99      29.05      23.46      24.49
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                          $     155,948    136,852    170,673    141,377     31,671     10,876
 RATIOS TO AVERAGE NET ASSETS:
 Net expenses after expense reimbursement(3)(5)             %       0.69        0.66       0.66       0.70       0.70       0.70
 Gross expenses prior to expense reimbursement(2)           %       0.69        0.66       0.66       0.75       1.17       1.95
 Net investment income (loss) after expense
 reimbursement(2)(4)                                        %       0.81        0.83       0.56       0.67       0.96       1.15
 Portfolio turnover rate                                    %         87         117        104         72        124         82

--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(2) Annualized for periods less than one year.

(3) The Fund changed its fiscal year end to May 31.

(4) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

(5) Commencement of operations.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

**  Amount is less than $0.01 per share.

 54      ING Index Plus LargeCap Fund

FINANCIAL HIGHLIGHTS                                  ING INDEX PLUS MIDCAP FUND
--------------------------------------------------------------------------------

For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                        SEVEN                                   FEB. 3,
                                                                       MONTHS                                   1998(5)
                                                                        ENDED       YEAR ENDED OCTOBER 31,         TO
                                                                       MAY 31,    --------------------------    OCT. 31,
                                                                       2002(3)     2001      2000      1999       1998
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                            $      11.05      14.78     12.70     10.36     10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                    $      -0.08       0.11      0.02      0.07*     0.04*
 Net realized and unrealized gain (loss) on investments          $       2.08      -1.78      3.90      2.32      0.32
 Total from investment operations                                $       2.00      -1.67      3.92      2.39      0.36
 LESS DISTRIBUTIONS FROM:
 Net investment income                                           $       0.05       0.04      0.06      0.05        --
 Net realized gain on investments                                $         --       2.02      1.78        --        --
 Total distributions                                             $       0.05       2.06      1.84      0.05        --
 Net asset value, end of period                                  $      13.00      11.05     14.78     12.70     10.36
 TOTAL RETURN(1):                                                %      18.13     -12.52     35.42     23.14      3.60
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                               $     11,459        456     2,219     6,806     6,996
 RATIOS TO AVERAGE NET ASSETS:
 Net expenses after expense reimbursement(3)(5)                  %       0.75       0.75      0.75      0.75      0.75
 Gross expenses prior to expense reimbursement(2)                %       1.06       1.25      1.25      1.78      2.51
 Net investment income (loss) after expense
 reimbursement(2)(4)                                             %       0.37       0.53      0.38      0.55      0.57
 Portfolio turnover rate                                         %        190        181       180       131       130

--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2) Annualized for periods less than one year.
(3) The Fund changed its fiscal year end to May 31.
(4) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.
(5) Commencement of operations.
* Per share data calculated using weighted average number of shares outstanding throughout the period.
** Amount is less than $0.01 per share.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Index Plus MidCap Fund       55

ING INDEX PLUS SMALLCAP FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                        SEVEN                                  FEB. 3,
                                                                       MONTHS                                  1998(5)
                                                                        ENDED      YEAR ENDED OCTOBER 31,         TO
                                                                       MAY 31,    -------------------------    OCT. 31,
                                                                       2002(3)     2001      2000     1999       1998
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                            $      10.80      11.66      9.95     8.87      10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                    $       0.07       0.01     -0.02     0.02*      0.02*
 Net realized and unrealized gain (loss) on investments          $       2.03      -0.87      1.74     1.08      -1.15
 Total income from investment operations                         $       2.10      -0.86      1.72     1.10      -1.13
 LESS DISTRIBUTIONS FROM:
 Net investment income                                           $         --         --      0.01     0.02         --
 Total distributions                                             $         --         --      0.01     0.02         --
 Net asset value, end of period                                  $      12.90      10.80     11.66     9.95       8.87
 TOTAL RETURN(1):                                                %      19.44      -7.38     17.35    12.46     -11.30
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                               $        322      3,600     4,825    5,902      5,862
 RATIOS TO AVERAGE NET ASSETS:
 Net expenses after expense reimbursement(3)(5)                  %       0.75       0.75      0.75     0.75       0.75
 Gross expenses prior to expense reimbursement(2)                %       1.86       1.85      1.52     2.03       2.63
 Net investment income (loss) after expense
 reimbursement(2)(4)                                             %       0.10       0.09     -0.05     0.22       0.25
 Portfolio turnover rate                                         %         61        118       134       85        100

--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2) Annualized for periods less than one year.
(3) The Fund changed its fiscal year end to May 31.
(4) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.
(5) Commencement of operations.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

 56      ING Index Plus SmallCap Fund

FINANCIAL HIGHLIGHTS                                  ING VALUE OPPORTUNITY FUND
--------------------------------------------------------------------------------

For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                     SEVEN MONTHS                                 FEBRUARY 2,
                                                                         ENDED         YEAR ENDED OCTOBER 31,     1998(5) TO
                                                                        MAY 31,       ------------------------    OCTOBER 31,
                                                                        2002(3)        2001     2000     1999        1998
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $         10.28         14.55    13.24     9.99       10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                  $          0.00**       -0.05    -0.01     0.03(*)     0.03(*)
 Net realized and unrealized gain (loss) on investments        $          0.10         -2.16     2.21     3.25       -0.04
 Total from investment operations                              $          0.10         -2.21     2.20     3.28       -0.01
 LESS DISTRIBUTIONS FROM:
 Net investment income                                         $            --          0.02     0.04     0.03          --
 Net realized gains on investments                             $            --          2.04     0.85       --          --
 Total distributions                                           $            --          2.06     0.89     0.03          --
 Net asset value, end of period                                $         10.38         10.28    14.55    13.24        9.99
 TOTAL RETURN(1):                                              %          0.97        -17.02    17.52    32.88       -0.10
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $         4,725           320    3,550    5,455       4,625
 RATIO TO AVERAGE NET ASSETS:
 Net expenses after expense reimbursement(2)(4)                %          1.10          1.10     1.10     1.10        1.10
 Gross expenses prior to expense reimbursement(2)              %          1.37          1.74     1.62     2.52        3.41
 Net investment income (loss) after expense                    %
 reimbursement(2)(4)                                                     -0.04          0.15     0.08     0.23        0.37
 Portfolio turnover rate                                       %           132           172      162      125         132

--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2) Annualized for periods less than one year.
(3) The Fund changed its fiscal year end to May 31.

(4) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
(5) Commencement of operations.
* Per share data calculated using weighted average number of shares outstanding throughout the period.
** Amount represents less than $0.01 per share.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Value Opportunity Fund       57

ING BALANCED FUND                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                              SEVEN MONTHS
                                                                 ENDED                      YEAR ENDED OCTOBER 31,
                                                                MAY 31,       ---------------------------------------------------
                                                                2002(3)        2001       2000       1999       1998       1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                   $         11.02         14.10      13.74      12.84      14.09      13.52
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                  $          0.11          0.26       0.30       0.32*      0.33*      0.33*
 Net realized and unrealized gain (loss) on
 investments                                            $          0.11         -1.85       0.90       1.53       1.02       2.04
 Total from investment operations                       $          0.22         -1.59       1.20       1.85       1.35       2.37
 LESS DISTRIBUTIONS FROM:
 Net investment income                                  $          0.16          0.28       0.30       0.34       0.32       0.30
 Net realized gains on investments                      $            --          1.21       0.54       0.61       2.28       1.50
 Total distributions                                    $          0.16          1.49       0.84       0.95       2.60       1.80
 Net asset value, end of period                         $         11.08         11.02      14.10      13.74      12.84      14.09
 TOTAL RETURN(1)                                        %          2.02        -12.16       9.04      14.79      10.81      19.57
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                      $        65,971        71,759     94,149     98,717    111,887    105,813
 RATIO TO AVERAGE NET ASSETS:
 Expenses(2)                                            %          1.14          1.10       1.06       1.11       1.12       1.24
 Net investment income(2)                               %          1.57          2.06       2.24       2.38       2.54       2.43
 Portfolio turnover rate                                %           118           180        242        127         85        117

--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2) Annualized for periods less than one year.

(3) The Fund changed its fiscal year end to May 31.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

 58      ING Balanced Fund

FINANCIAL HIGHLIGHTS                                  ING GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                              SEVEN MONTHS
                                                                 ENDED                      YEAR ENDED OCTOBER 31,
                                                                MAY 31,       ---------------------------------------------------
                                                                2002(3)        2001       2000       1999       1998       1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                   $          9.54         14.26      16.74      15.26      18.08      15.74
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                           $          0.02          0.05       0.05       0.09*      0.12*      0.15*
 Net realized and unrealized gain (loss) on
 investments                                            $         -0.03         -3.99       0.52       3.26       0.51       5.00
 Total from investment operations                       $         -0.01         -3.94       0.57       3.35       0.63       5.15
 LESS DISTRIBUTIONS FROM:
 Net investment income                                  $          0.04          0.04       0.05       0.14       0.13       0.21
 Net realized gains on investments                      $            --          0.74       3.00       1.73       3.32       2.60
 Total distributions                                    $          0.04          0.78       3.05       1.87       3.45       2.81
 Net asset value, end of period                         $          9.49          9.54      14.26      16.74      15.26      18.08
 TOTAL RETURN(1):                                       %         -0.10        -28.93       3.76      23.00       3.80      37.44
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                      $       258,081       296,248    479,823    558,913    614,493    595,969
 RATIOS TO AVERAGE NET ASSETS:
 Expenses(2)                                            %          0.91          0.86       0.83       0.86       0.88       1.00
 Net investment income (loss)(2)                        %          0.34          0.38       0.33       0.56       0.71       0.93
 Portfolio turnover rate                                %           132           194        167        122        160        158

--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2) Annualized for periods less than one year.

(3) The Fund changed its fiscal year end to May 31.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                             ING Growth and Income Fund       59

ING BOND FUND                                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the five months ended March 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                  FIVE MONTHS                  YEAR ENDED OCTOBER 31,
                                                                     ENDED         ----------------------------------------------
                                                                MARCH 31, 2002*     2001      2000      1999      1998      1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $          10.76           9.93      9.98     10.38     10.22     10.09
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                    $           0.16           0.52      0.59      0.57+     0.60+     0.62+
 Net realized and change in unrealized gain or loss on    $
 investments                                                         -0.36           0.86     -0.12     -0.41      0.17      0.13
 Total income (loss) from investment operations           $          -0.20           1.38      0.47      0.16      0.77      0.75
LESS DISTRIBUTIONS:
 From net investment income                               $          -0.20          -0.55     -0.52     -0.56     -0.61     -0.62
 From net realized gains on investments                   $          -0.22             --        --        --        --        --
 Total distributions                                      $          -0.42          -0.55     -0.52     -0.56     -0.61     -0.62
 Net asset value, end of period                           $          10.14          10.76      9.93      9.98     10.38     10.22
 TOTAL RETURN                                             %          -1.85          14.20      4.88      1.56      7.72      7.72
 Net assets, end of period (000's)                        $         34,899         38,716    31,000    34,268    41,804    34,080
 Ratio of net investment expenses to average net          %
 assets(1)                                                            0.75           0.75      0.75      0.75      0.75      0.75
 Ratio of net investment income to average net            %
 assets(1)                                                            3.72           5.09      6.00      5.52      5.79      6.07
 Ratio of expenses before reimbursement and waiver to     %
 average net assets(1)                                                0.84           0.82      0.84      0.93      0.97      1.14
 Portfolio turnover rate                                  %          50.94         235.44    361.83    174.14     77.01     48.56

--------------------------------------------------------------------------------

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

*  The Fund changed its fiscal year-end from October 31 to March 31.

 60      ING Bond Fund

FINANCIAL HIGHLIGHTS                                         ING GOVERNMENT FUND
--------------------------------------------------------------------------------

For the five months ended March 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                  FIVE MONTHS                  YEAR ENDED OCTOBER 31,
                                                                     ENDED         ----------------------------------------------
                                                                MARCH 31, 2002*     2001      2000      1999      1998      1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $          10.71           9.94      9.86     10.29      9.99      9.80
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                    $           0.14           0.49      0.57      0.51+     0.53+     0.58+
 Net realized and change in unrealized gain or loss
 on investments                                           $          -0.41           0.74     -0.09     -0.45      0.30      0.21
 Total income from investment operations                  $          -0.27           1.23      0.66      0.06      0.83      0.79
LESS DISTRIBUTIONS:
 From net investment income                               $          -0.16          -0.46     -0.58     -0.49     -0.53     -0.60
 From net realized gains on investments                   $          -0.14             --        --        --        --        --
 Total distributions                                      $          -0.30          -0.46     -0.58     -0.49     -0.53     -0.60
 Net asset value, end of period                           $          10.14          10.71      9.94      9.86     10.29      9.99
 TOTAL RETURN                                             %          -2.52          12.67      6.92      0.58      8.54      8.39
 Net assets, end of period (000's)                        $         17,724         19,458    11,021     9,808    13,980    10,217
 Ratio of net investment expenses to average net
 assets(1)                                                %           0.70           0.70      0.70      0.70      0.70      0.70
 Ratio of net investment income to average net
 assets(1)                                                %           3.33           4.80      5.90      5.00      5.21      5.91
 Ratio of expenses before reimbursement and waiver
 to average net assets(1)                                 %           0.88           0.95      0.97      1.47      1.51      1.70
 Portfolio turnover rate                                  %         166.73         260.00    138.83     30.72    181.08    147.78

--------------------------------------------------------------------------------

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

*  The Fund changed its fiscal year-end from October 31 to March 31.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                    ING Government Fund       61

ING AELTUS MONEY MARKET FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the five months ended March 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                             FIVE MONTHS                    YEAR ENDED OCTOBER 31,
                                                                ENDED         ---------------------------------------------------
                                                           MARCH 31, 2002*     2001       2000       1999       1998       1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $            1.00           1.00       1.00       1.00       1.00       1.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                               $            0.01           0.05       0.06       0.05+      0.05+      0.05+
 Total income from investment operations             $            0.01           0.05       0.06       0.05       0.05       0.05
LESS DISTRIBUTIONS:
 From net investment income                          $           -0.01          -0.05      -0.06      -0.05      -0.05      -0.05
 Total distributions                                 $           -0.01          -0.05      -0.06      -0.05      -0.05      -0.05
 Net asset value, end of period                      $            1.00           1.00       1.00       1.00       1.00       1.00
 TOTAL RETURN                                        %            0.70           4.58       5.97       4.88       5.36       5.49
 Net assets, end of period (000's)                   $         208,063        239,531    245,774    284,594    276,024    273,710
 Ratio of net investment expenses to average net
 assets(1)                                           %            0.70           0.64       0.59       0.50       0.48       0.37
 Ratio of net investment income to average net
 assets(1)                                           %            1.67           4.51       5.80       4.79       5.24       5.31
 Ratio of expenses before reimbursement and waiver
 to average net assets(1)                            %              --             --       0.65       0.64       0.72       0.81

--------------------------------------------------------------------------------
+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

* The Fund changed its fiscal year-end from October 31 to March 31.

 62      ING Aeltus Money Market Fund

FINANCIAL HIGHLIGHTS                        ING STRATEGIC ALLOCATION GROWTH FUND

--------------------------------------------------------------------------------

For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                   SEVEN MONTHS
                                                                      ENDED                    YEAR ENDED OCTOBER 31,
                                                                     MAY 31,       ----------------------------------------------
                                                                     2002(3)        2001      2000      1999      1998      1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                        $          9.60        12.03     12.14     11.14     14.48     12.57
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                       $          0.05         0.17      0.18      0.22*     0.24*     0.21*
 Net realized and unrealized gain (loss) on investments      $          0.62        -2.44      0.82      1.27     -0.41      2.92
 Total from investment operations                            $          0.67        -2.27      1.00      1.49     -0.17      3.13
 LESS DISTRIBUTIONS FROM:
 Net investment income                                       $          0.15         0.16      0.22      0.18      0.41      0.25
 Net realized gain on investments                            $            --           --      0.89      0.31      2.76      0.97
 Total distributions                                         $          0.15         0.16      1.11      0.49      3.17      1.22
 Net asset value, end of period                              $         10.12         9.60     12.03     12.14     11.14     14.48
 TOTAL RETURN(1):                                            %          7.05       -19.05      8.62     13.66     -1.90     26.59
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                           $        29,599       30,463    42,626    41,936    38,012    27,359
 RATIOS TO AVERAGE NET ASSETS:
 Net expenses after expense reimbursement(2)(4)              %          1.00         1.00      1.00      1.20      1.24      1.52
 Gross expenses prior to expense reimbursement(2)            %          1.25         1.16      1.10      1.26      1.43      1.61
 Net investment income (loss) after expense
 reimbursement(2)(4)                                         %          0.86         1.48      1.76      1.86      2.00      1.53
 Portfolio turnover rate                                     %           149          242       248       132       105       163

--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2) Annualized for periods less than one year.

(3) The Fund changed its fiscal year end to May 31.
(4) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.


                                   ING Strategic Allocation Growth Fund       63

ING STRATEGIC ALLOCATION BALANCED FUND                      FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                         SEVEN MONTHS
                                                            ENDED                          YEAR ENDED OCTOBER 31,
                                                           MAY 31,         ------------------------------------------------------
                                                           2002(3)          2001        2000        1999        1998        1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period            $            9.96          11.76       11.76       11.08       13.29       12.16
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                           $            0.08           0.27        0.27        0.30*       0.31*       0.27*
 Net realized and unrealized gain (loss) on
 investments                                     $            0.52          -1.80        0.55        0.83       -0.37        2.16
 Total from investment operations                $            0.60          -1.53        0.82        1.13       -0.06        2.43
 LESS DISTRIBUTIONS FROM:
 Net investment income                           $            0.23           0.27        0.29        0.21        0.45        0.30
 Net realized gain on investments                $              --             --        0.53        0.24        1.70        1.00
 Total distributions                             $            0.23           0.27        0.82        0.45        2.15        1.30
 Net asset value, end of period                  $           10.33           9.96       11.76       11.76       11.08       13.29
 TOTAL RETURN(1):                                %            6.11         -13.28        7.29       10.31       -0.87       21.65
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)               $          37,372         37,961      49,898      48,440      37,620      26,028
 RATIOS TO AVERAGE NET ASSETS:
 Net expenses after expense
 reimbursement(2)(4)                             %            0.95           0.95        0.95        1.20        1.24        1.57
 Gross expenses prior to expense
 reimbursement(2)                                %            1.17           1.11        1.08        1.28        1.40        1.66
 Net investment income after expense
 reimbursement(2)(4)                             %            1.35           2.27        2.54        2.54        2.61        2.13
 Portfolio turnover rate                         %             129            204         239         125         116         162

--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2) Annualized for periods less than one year.
(3) The Fund changed its fiscal year end to May 31.
(4) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
* Per share data calculated using weighted average number of shares outstanding throughout the period.


 64      ING Strategic Allocation Balanced Fund

FINANCIAL HIGHLIGHTS                        ING STRATEGIC ALLOCATION INCOME FUND

--------------------------------------------------------------------------------

For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                         SEVEN MONTHS
                                                            ENDED                          YEAR ENDED OCTOBER 31,
                                                           MAY 31,         ------------------------------------------------------
                                                           2002(3)          2001        2000        1999        1998        1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period            $            9.82          10.73       10.57       10.21       12.15       11.64
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                           $            0.13           0.37        0.33        0.34*       0.35*       0.32*
 Net realized and unrealized gain (loss) on
 investments                                     $            0.29          -0.92        0.47        0.46       -0.07        1.41
 Total from investment operations                $            0.42          -0.55        0.80        0.80        0.28        1.73
 LESS DISTRIBUTIONS FROM:
 Net investment income                           $            0.40           0.36        0.30        0.22        0.60        0.33
 Net realized gain on investments                $              --             --        0.34        0.22        1.62        0.89
 Total distributions                             $            0.40           0.36        0.64        0.44        2.22        1.22
 Net asset value, end of period                  $            9.84           9.82       10.73       10.57       10.21       12.15
 TOTAL RETURN(1):                                %            4.34          -5.24        7.93        7.99        2.51       15.94
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)               $          18,994         20,201      26,494      24,107      22,352      18,313
 RATIO TO AVERAGE NET ASSETS:
 Net expenses after expense
 reimbursement(2)(4)                             %            0.90           0.90        0.90        1.20        1.24        1.63
 Gross expenses prior to expense
 reimbursement(2)                                %            1.31           1.25        1.19        1.45        1.67        1.75
 Net investment income after expense
 reimbursement(2)(4)                             %            2.25           3.30        3.69        3.23        3.26        2.77
 Portfolio turnover rate                         %             101            165         195         120         115         159

--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2) Annualized for periods less than one year.
(3) The Fund changed its fiscal year end to May 31.
(4) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.


                                   ING Strategic Allocation Income Fund       65

In addition to the Funds offered in this Prospectus, ING Funds Distributor, Inc. also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

DOMESTIC EQUITY GROWTH FUNDS
ING Growth Opportunities Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING Research Enhanced Index Fund
ING SmallCap Opportunities Fund

DOMESTIC EQUITY VALUE FUNDS
ING Large Company Value Fund
ING MagnaCap Fund

FIXED INCOME FUNDS
ING GNMA Income Fund
ING Intermediate Bond Fund

GLOBAL EQUITY FUND
ING Global Technology Fund

INTERNATIONAL EQUITY FUNDS
ING International Fund
ING International Value Fund

MONEY MARKET FUNDS
ING Classic Money Market Fund

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING FUNDS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING Funds. The SAI is legally part of this Prospectus
(it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange
Commission (SEC). Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at WWW.INGFUNDS.COM

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Public Reference Section
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:


ING Series Fund, Inc.                811-6352
  ING International Growth Fund
  ING Growth Fund
  ING Small Company Fund
  ING Technology Fund
  ING Index Plus LargeCap Fund
  ING Index Plus MidCap Fund
  ING Index Plus SmallCap Fund
  ING Value Opportunity Fund
ING Balanced Fund
ING Growth and Income Fund
ING Bond Fund
ING Government Fund
ING Aeltus Money Market Fund
ING Strategic Allocation Growth
  Fund
ING Strategic Allocation Balanced
  Fund
ING Strategic Allocation Income
  Fund



   [ING FUNDS LOGO]                      ATIPROS xxxxxx-xxxxxx

                                     PART C:
                                OTHER INFORMATION

ITEM 23.       EXHIBITS

(a)      (1)      Articles of Amendment and Restatement (14)

         (2)      Articles of Amendment (14)

(b)               Amended and Restated By-laws (1)

(c) Form of Instruments Defining Rights of Holders (set forth in the Articles of Amendment and Restatement) (2)

(d)      (1)      Form of Investment Management Agreement between ING
                  Investments, LLC and ING Series Fund, Inc (2)

         (2) Form of Sub-Advisory Agreement among ING Series Fund, Inc., ING Investments, LLC and Aeltus Investment Management, Inc. (Aeltus) (2)

         (3) Form of Interim Sub-Advisory Agreement among ING Series Fund, Inc., ING Investments, LLC and AIC Asset Management, LLC, on behalf of the ING Technology Fund (14)

         (4) Form of Expense Limitation Agreement between ING Investments, LLC and ING Series Fund, Inc. (2)

(e)      (1)      Form of Underwriting Agreement between ING Series Fund, Inc.
                  and ING Funds Distributor, Inc. (2)

         (2)      Master Selling Dealer Agreement (1)

(f)               Directors' Deferred Compensation Plan (3)

(g)      (1)      Form of Custody Agreement between ING Series Fund, Inc. and
                  State Street Bank and Trust Company (2)

         (2) Form of Custodian Agreement between ING Series Fund, Inc. and Brown Brothers Harriman & Company, on behalf of the ING International Growth Fund (2)

         (3) Form of Recordkeeping Agreement between ING Series Fund, Inc. and State Street Bank and Trust Company (2)

(h)      (1)      Form of Administration Agreement between ING Funds Services,
                  LLC and ING Series Fund, Inc. (2)

         (2) Financial Guarantee Agreement among ING Series Fund, Inc., Aeltus and MBIA Insurance Corporation (MBIA) (4)

         (3)      First Amendment to Financial Guarantee Agreement (5)

         (4)      Second Amendment to Financial Guarantee Agreement (6)

         (5)      Third Amendment to Financial Guarantee Agreement (7)

         (6)      Fourth Amendment to Financial Guarantee Agreement (2)

         (7)      Fifth Amendment to Financial Guarantee Agreement (2)

         (8)      Sixth Amendment to Financial Guarantee Agreement (14)

         (9) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of PPF I (8)

         (10)     Custodian Monitoring Agreement among ING Series Fund, Inc.,
                  MBIA and

                  Russell/Mellon Analytical Services, LLC (Russell/Mellon), on behalf of PPF I (8)

         (11) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of PPF II (8)

         (12) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of PPF II (8)

         (13) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of PPF III (9)

         (14) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of PPF III (9)

         (15) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of PPF IV (10)

         (16) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of PPF IV (10)

         (17) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of IPPF (1)

         (18) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of IPPF (1)

         (19) Custodian Service and Monitoring Agreement among ING Series Fund, Inc., MBIA and State Street Bank and Trust Company (14)

(i) Consent of Dechert -- To be filed in a subsequent post-effective amendment

(j) Consent of KPMG LLP -- To be filed in a subsequent post-effective amendment

(k)               Not Applicable

(l)               Not Applicable

(m)      (1)      Form of Amended and Restated Distribution and Shareholder
                  Services Plan (Class A) (2)

         (2) Form of Amended and Restated Distribution and Shareholder Services Plan (Class B) (2)

         (3) Form of Amended and Restated Distribution and Shareholder Services Plan (Class C) (2)

         (4) Form of Amended and Restated Distribution and Shareholder Services Plan (Brokerage Cash Reserves) (2)

         (5)      Form of Amended and Restated Shareholder Services Plan (Class
                  O) (2)

(n)               Form of Amended and Restated Multiple Class Plan (2)

(o)               Not Applicable

(p)      (1)      Form of Pilgrim Group of Funds and Advisers Code of Ethics (2)

         (2)      Aeltus Investment Management, Inc. Code of Ethics (12)

         (3)      AIC Asset Management, LLC Code of Ethics (14)

(q)               Authorization for Signatures (13)

-------------------------------------------------------

(1) Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on December 15, 2000.

(2) Incorporated herein by reference to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on February 27, 2002.

(3) Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on January 16, 1998.

(4) Incorporated herein by reference to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on October 6, 1999.

(5) Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on July 18, 2000.

(6) Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on August 29, 2000.

(7) Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on February 28, 2001.

(8) Incorporated herein by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on December 16, 1999.

(9) Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on June 28, 2000.

(10) Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on September 27, 2000.

(11) Incorporated herein by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on August 29, 2001.

(12) Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on April 5, 2001.

(13) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on September 26, 1997.

(14) Incorporated herein by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on July 24, 2002.


ITEM 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         ING Series Fund, Inc. is a Maryland corporation for which separate financial statements are filed. As of January 31, 2001, Aetna Life Insurance and Annuity Company (ALIAC) and its affiliates had the following interest in the series of the ING Series Fund, Inc., through direct ownership or through one of Aetna's separate accounts:

                                                    %ALIAC
                                                    ------
                                                    Class I
           Aetna Bond Fund                          56.13%
           Aetna Government Fund                    76.75%
           Aetna Index Plus Large Cap Fund          36.38%
           Aetna Index Plus Small Cap Fund          92.84%
           Aetna Ascent Fund                        75.63%
           Aetna Crossroads Fund                    73.66%
           Aetna Legacy Fund                        59.15%

         Aetna is an indirect wholly owned subsidiary of ING Groep N.V.

         A list of persons directly or indirectly under common control with the Registrant is incorporated herein by reference to Item 26 to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.


ITEM 25.      INDEMNIFICATION

         Article 12, Section (d) of the Registrant's Form of Articles of Amendment and Restatement, incorporated herein by reference to Exhibit (a) to Registrant's Registration Statement on Form N-1A (File No. 33-41694), as filed herein, provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are covered under a directors and officers/errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2002.

         Section XI.B of the Form of Administrative Services Agreement, incorporated herein by reference to Exhibit (h.1) to Registrant's Registration Statement on Form N-1A (File No. 33-41694), as filed herein, provides for indemnification of the Administrator.

         Section 8 of the Form of Underwriting Agreement, incorporated herein by reference to Exhibit (e.1) to Registrant's Statement on Form N-1A (File No. 33-41694), as filed herein, provides for indemnification of the Underwriter, its several officers and directors, and any person who controls the Underwriter within the meaning of Section 15 of the Securities Act of 1933.

         Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights than those provided by statute.

ITEM 26.      BUSINESS AND OTHER CONNECTIONS OF ADVISER

         Information as to the directors and officers of ING Investments, LLC (formerly, ING Pilgrim Investments, LLC), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

         Information as to the directors and officers of Aeltus Investment Management, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Aeltus in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-9046) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

         Information as to the directors and officers of AIC Asset Management, LLC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Aeltus in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-56227) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.


ITEM 27.      PRINCIPAL UNDERWRITER

         (a) ING Funds Distributor, Inc. (formerly, ING Pilgrim Securities, Inc.) is the principal underwriter for the Registrant and for ING Mutual Funds; ING Funds Trust; ING Equity Trust; ING Investment Funds, Inc.; ING Financial Services Fund, Inc.; ING Prime Rate Trust; ING SmallCap Opportunities Fund; ING Growth Opportunities Fund; ING Mayflower Trust; ING GNMA Income Fund, Inc.; ING Precious Metals Fund, Inc.; ING Large Company Value Fund, Inc.; ING International Fund, Inc.; ING Russia Fund, Inc; ING Lexington Money Market Trust; ING Senior Income Fund; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; ING Variable Insurance Trust; USLICO Series Fund; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING VP Growth and Income Portfolio; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Generation Portfolios, Inc. and ING GET Fund.

         (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934, as amended, and is incorporated herein by reference thereto.

         (c) Not applicable.

ITEM 28.      LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of (a) ING Series Fund, Inc., (b) the Investment Adviser, (c) the Distributor, (d) the Custodians, (e) the Transfer Agent, and (f) the Sub-Advisers. The address of each is as follows:

(a)      ING Series Fund, Inc.
         7337 East Doubletree Ranch Rd.
         Scottsdale, Arizona  85258

(b)      ING Investments, LLC
         7337 East Doubletree Ranch Rd.
         Scottsdale, Arizona  85258

(c)      ING Funds Distributor, Inc.
         7337 East Doubletree Ranch Rd.
         Scottsdale, Arizona 85258

(d)      State Street Bank and Trust Company

         801 Pennsylvania Avenue
         Kansas City, MO 64105

         Brown Brothers Harriman & Co.
         40 Water Street
         Boston, Massachusetts 02109-3661

(e)      DST Systems, Inc.
         P.O. Box 419386
         Kansas City, Missouri  64141

(f)      Aeltus Investment Management, Inc.
         10 State House Square
         Hartford, Connecticut  06103-3602

         AIC Asset Management, LLC
         100 Pine Street, Suite 420
         San Francisco, CA 94111


ITEM 29.      MANAGEMENT SERVICES

         Not Applicable.

ITEM 30.      UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the state of Arizona on the 30th day of July, 2002.


                                             ING SERIES FUND, INC.



                                             By:   /s/ Kimberly A. Anderson
                                                   -----------------------------
                                                   Kimberly A. Anderson,
                                                   Vice President and Secretary


         Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



         SIGNATURE                TITLE                                          DATE
         ---------                -----                                          ----
      /s/ J. Scott Fox            Director                                   July 30, 2002
---------------------------
       J. Scott Fox*


   /s/ James M. Hennessy          President, Chief Executive                 July 30, 2002
---------------------------       Officer and Chief Operating Officer
     James M. Hennessy*


   /s/ Michael J. Roland          Executive Vice President and               July 30, 2002
---------------------------       Principal Financial Officer
     Michael J. Roland*


/s/ Albert E. DePrince, Jr.       Director                                   July 30, 2002
---------------------------
  Albert E. DePrince, Jr.*


   /s/ Maria T. Fighetti          Director                                   July 30, 2002
---------------------------
     Maria T. Fighetti*


     /s/ David L. Grove           Director                                   July 30, 2002
---------------------------
      David L. Grove*


      /s/ Sidney Koch             Director                                   July 30, 2002
---------------------------
        Sidney Koch*


  /s/ Thomas J. McInerney         Director                                   July 30, 2002
---------------------------
    Thomas J. McInerney*

         SIGNATURE                TITLE                                  DATE
         ---------                -----                                  ----
   /s/ Corine T. Norgaard         Director                           July 30, 2002
---------------------------
    Corine T. Norgaard*



---------------------------       Director
Edward T. O'Dell


*By:     /s/ Kimberly A. Anderson
         ------------------------
         Kimberly A. Anderson,
         Vice President and Secretary
         Attorney-in-Fact**

**Powers of Attorney for each Director, except Thomas J. McInerney and Edward T. O'Dell, dated March 1, 2002, were filed as an attachment to Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A on May 29, 2002, and are incorporated herein by reference. Powers of Attorney for James
M. Hennessy, Michael J. Roland and Mr. McInerney, dated May 21, 2002, were previously filed as an attachment to Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A on May 29, 2002, and are incorporated herein by reference.